August 31, 1999
[logo]
                                       STAGECOACH FUNDS-Registered Trademark-





                         Semi-Annual Report

                         LIFEPATH FUNDS-Trademark-



                              LifePath Opportunity Fund

                              LifePath 2010-Trademark- Fund

                              LifePath 2020-Trademark- Fund

                              LifePath 2030-Trademark- Fund

                              LifePath 2040-Trademark- Fund

LifePath Funds                                                 TABLE OF CONTENTS
--------------------------------------------------------------------------------
            LETTER TO SHAREHOLDERS.................................1

            INVESTMENT ADVISOR COMMENTARY AND
            PERFORMANCE AT A GLANCE

              Performance Summary..................................5

              Portfolio Review.....................................7

              Strategic Overview...................................8

            LIFEPATH FUNDS

              Statement of Assets and Liabilities.................10

              Statement of Operations.............................12

              Statements of Changes in Net Assets.................14

              Financial Highlights................................18

            NOTES TO FINANCIAL STATEMENTS

              Significant Accounting Policies.....................28

              Agreements and Other Transactions
                with Affiliates...................................30

              Capital Share Transactions..........................32

              Portfolio Securities Loaned.........................36

              Subsequent Events...................................36

              Shareholders Meeting and Proxy
                Voting Results....................................37

            LIFEPATH MASTER PORTFOLIOS

              Schedule of Investments.............................38

              Statement of Assets and Liabilities................114

              Statement of Operations............................116

              Statements of Changes in Net Assets................118

            NOTES TO FINANCIAL STATEMENTS

              Significant Accounting Policies....................122

              Agreements and Other Transactions
                with Affiliates..................................124

              Investment Portfolio Transactions..................125

              Portfolio Securities Loaned........................125

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ii

LETTER TO SHAREHOLDERS                                            LifePath Funds
----------------------------------------------------------------------------
TO OUR SHAREHOLDERS
    Thank you for investing in the Stagecoach Funds.
    It's a pleasure to provide you with the semi-annual report for the period ended August 31, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
    Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between February 28, 1999, and August 31, 1999.
    Despite the interest rate increases during the period, the stock market continued to be strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. Investors can expect some potential volatility toward the end of the year due to Y2K concerns. While U.S. companies generally have been preparing for the Year 2000, the effects of the Year 2000 can not be predicted.
    The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. Higher bond yields briefly encouraged investors to switch from stocks to the safety of bonds. With yields decreasing, calm and relative certainty returned to both the stock and bond markets during the period.
    The LifePath Funds are five of eight asset allocation funds within the Stagecoach Fund family. Each Fund

LifePath Funds                                            LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

offers a unique asset allocation strategy that may provide a solid foundation for any investment portfolio. As you read through this report and review the performance of the funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
    Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President,
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President,
Stagecoach Funds

2
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                                                                               3

LifePath Funds                                     INVESTMENT ADVISOR COMMENTARY
--------------------------------------------------------------------------------

LIFEPATH FUNDS
  The LifePath Funds (the "Funds") are globally diversified asset allocation mutual funds designed to maximize assets while gradually reducing the potential for investment risk over specific investment time horizons.
  Each LifePath Fund may be allocated across as many as 17 asset classes, covering a variety of equity, fixed-income and cash indexes, including three indexes that offer international exposure. Allocations among these asset classes are determined by a proprietary investment model that examines a large amount of information, including economic trends, pricing and other financial data.
  The Funds are managed by Barclays Global Fund Advisors, one of the largest providers of index products in the world.

FUND DATA (AS OF AUGUST 31, 1999)
----------------------------------------------------

                       TOTAL ASSETS   NET ASSET   NET ASSET   QUARTERLY
                          ($MM)         VALUE       VALUE     DIVIDEND
                         8/31/99       2/28/99     8/31/99     6/30/99
LIFEPATH OPPORTUNITY
CLASS A                   $ 53.1       $10.52      $10.52       $.089
LIFEPATH OPPORTUNITY
CLASS B                   $  4.5       $10.61      $10.64       $.067
LIFEPATH OPPORTUNITY
CLASS C                   $  8.5       $10.62      $10.65       $.069
LIFEPATH 2010
CLASS A                   $ 90.4       $13.27      $13.51       $.089
LIFEPATH 2010
CLASS B                   $ 24.5       $13.25      $13.51       $.065
LIFEPATH 2010
CLASS C                   $  3.2       $13.29      $13.58       $.047
LIFEPATH 2020
CLASS A                   $168.2       $14.91      $15.49       $.070
LIFEPATH 2020
CLASS B                   $ 39.1       $14.79      $15.37       $.046
LIFEPATH 2020
CLASS C                   $  1.4       $14.82      $15.43       $.028
LIFEPATH 2030
CLASS A                   $134.2       $17.15      $17.97       $.059
LIFEPATH 2030
CLASS B                   $ 31.7       $16.93      $17.74       $.033
LIFEPATH 2030
CLASS C                   $  0.5       $16.94      $17.76       $.023
LIFEPATH 2040
CLASS A                   $272.7       $17.87      $19.01       $.031
LIFEPATH 2040
CLASS B                   $ 79.3       $17.52      $18.63         N/A
LIFEPATH 2040
CLASS C                   $  4.5       $17.53      $18.64         N/A

INVESTMENT ADVISOR COMMENTARY                                     LifePath Funds
----------------------------------------------------------------------------

PERFORMANCE SUMMARY
  The table on the previous page lists the net asset values of the LifePath Funds. Because the longer-term LifePath Funds generally invest more heavily in equity securities, they will tend to be more volatile than the Funds nearer their target dates. For example, the LifePath 2040 Fund's Class A share net asset value increased $1.14 during the six-month period, while the LifePath Opportunity Fund's Class A share net asset value remained unchanged during the same period. The LifePath 2040 Fund's Class A share distributed $0.04 per share in dividend income and no capital gains during the period. The LifePath Opportunity Fund's Class A shares distributed $0.17 per share in dividend income and no capital gains during the period. In a period of high market volatility, the Funds performed as expected, with the longer-term LifePath Funds experiencing more price fluctuations than the shorter-term Funds. The LifePath 2040 Fund's Class A shares returned 6.60% and the LifePath Opportunity Fund's Class A shares returned 1.63% during the six-month period, excluding sales charges.
  The Funds have three benchmarks representing each of the major asset classes in which the Funds can invest. The S&P 500 Index(1) returned 7.32%, the Lehman Brothers U.S. Treasury Bond Index(2) returned -0.59%, and the IBC All Taxable Money Fund Average(3) returned 4.43% over the six-month period. All five LifePath Funds outperformed their customized benchmarks during the period.
  The strong performance of the large-cap U.S. equities contributed to the success of the more aggressive funds, and the more conservative funds benefited from heavy investments in short-term U.S. Treasury bonds, which performed better than longer-term U.S. Treasury bonds during the period. Micro-cap stocks and Japanese stocks in particular performed well during the period, while bonds clearly suffered, especially long corporate bonds and U.S. Treasuries.

LifePath Funds                                     INVESTMENT ADVISOR COMMENTARY
--------------------------------------------------------------------------------

  Large-cap U.S. equities had a positive effect on the performance of the LifePath 2030 and 2040 Funds. Exposure to better-performing small- and mid-cap U.S. equities, as well as international equities, helped the Funds outperform their benchmarks. The LifePath 2020 and 2010 Funds also benefited from the strong returns that characterized the U.S. equity market, but it was the Funds' investments in short-term U.S. Treasury bonds that really paid off during the period.

AVERAGE ANNUAL RETURNS(4) (AS OF AUGUST 31, 1999)
--------------------------------------------------------------------

                                       EXCLUDING SALES CHARGE
                        -----------------------------------------------------
                           6-      YEAR-TO-      1-         5-        SINCE
                         MONTH       DATE       YEAR       YEAR     INCEPTION
LIFEPATH OPPORTUNITY
CL A                      1.63       0.58       7.87       8.32        7.53
LIFEPATH OPPORTUNITY
CL B                      1.34       0.30       7.25       7.82        7.02
LIFEPATH OPPORTUNITY
CL C                      1.31       0.17       7.05       7.78        6.98
LIFEPATH 2010 CL A        3.09       2.32      16.42      12.97       11.81
LIFEPATH 2010 CL B        2.90       2.05      15.85      12.39       11.23
LIFEPATH 2010 CL C        2.85       2.00      15.78      12.38       11.22
LIFEPATH 2020 CL A        4.71       4.01      24.11      16.15       14.78
LIFEPATH 2020 CL B        4.44       3.67      23.55      15.56       14.19
LIFEPATH 2020 CL C        4.41       3.64      23.46      15.54       14.17
LIFEPATH 2030 CL A        5.27       4.35      28.77      18.45       16.81
LIFEPATH 2030 CL B        5.05       4.01      28.15      17.81       16.17
LIFEPATH 2030 CL C        5.02       3.98      28.07      17.80       16.16
LIFEPATH 2040 CL A        6.60       6.12      35.80      20.68       19.07
LIFEPATH 2040 CL B        6.34       5.73      35.07      20.00       18.39
LIFEPATH 2040 CL C        6.33       5.79      35.12      20.01       18.40

                                  INCLUDING MAXIMUM SALES CHARGE(5)
                        -----------------------------------------------------
                           6-      YEAR-TO-      1-         5-        SINCE
                         MONTH       DATE       YEAR       YEAR     INCEPTION
LIFEPATH OPPORTUNITY
CL A                     (4.21)     (5.20)      1.67       7.04        6.38
LIFEPATH OPPORTUNITY
CL B                     (3.66)     (4.67)      2.25       7.53        6.88
LIFEPATH OPPORTUNITY
CL C                      0.31      (0.82)      6.05       7.78        6.98
LIFEPATH 2010 CL A       (2.84)     (3.59)      9.73      11.63       10.61
LIFEPATH 2010 CL B       (2.10)     (2.95)     10.85      12.14       11.12
LIFEPATH 2010 CL C        1.85       1.00      14.78      12.38       11.22
LIFEPATH 2020 CL A       (1.31)     (1.97)     16.97      14.78       13.55
LIFEPATH 2020 CL B       (0.56)     (1.33)     18.55      15.33       14.09
LIFEPATH 2020 CL C        3.41       2.64      22.46      15.54       14.17
LIFEPATH 2030 CL A       (0.80)     (1.67)     21.34      17.06       15.56
LIFEPATH 2030 CL B        0.05      (0.99)     23.15      17.61       16.08
LIFEPATH 2030 CL C        4.02       2.98      27.07      17.80       16.16
LIFEPATH 2040 CL A        0.47      (0.01)     27.96      19.26       17.79
LIFEPATH 2040 CL B        6.34       0.73      30.07      19.80       18.31
LIFEPATH 2040 CL C        5.33       4.79      34.12      20.01       18.40

INVESTMENT ADVISOR COMMENTARY                                     LifePath Funds
----------------------------------------------------------------------------

PORTFOLIO REVIEW
  The Funds invest for higher returns early on, and will reallocate toward a more conservative asset mix as their target date approaches. The LifePath Opportunity Fund, for example, may be suitable for investors with shorter time horizons. The LifePath Opportunity Fund began the period with an allocation of 20% stocks, 56% bonds and 24% cash as of February 28, 1999, and ended the period with an allocation of 20% stocks, 62% bonds and 18% cash as of August 31, 1999. Conversely, since the LifePath 2040 Fund has 41 years before reaching its target date, and is appropriate for investors with longer time horizons, it maintained a heavier weighting in stocks, ending the period with an allocation of approximately 95% stocks, 4% bonds and 1% cash.
  As the years go by, the Funds will continually progress to a more conservative allocation. Forty years from now, the allocation of the LifePath 2040 Fund will look very similar to the allocation of today's LifePath Opportunity Fund, with adjustments for current economic and market conditions.

PORTFOLIO ALLOCATION(6) (AS OF AUGUST 31, 1999)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      STOCKS  BONDS  CASH
LifePath Opportunity     20%    62%   18%
LifePath 2010            43%    51%    6%
LifePath 2020            65%    31%    4%
LifePath 2030            80%    17%    3%
LifePath 2040            95%     4%    1%

LifePath Funds                                     INVESTMENT ADVISOR COMMENTARY
--------------------------------------------------------------------------------

BREAKDOWN BY INDEXES(6) (AS OF AUGUST 31, 1999)
--------------------------------------------------------------------

                                 LIFEPATH     LIFEPATH   LIFEPATH   LIFEPATH   LIFEPATH
ASSET CLASS                    OPPORTUNITY      2010       2020       2030       2040
---------------------------------------------------------------------------------------
U.S. TREASURY BILLS                17.96%        6.11%      3.71%      2.51%      0.58%
INTERMEDIATE GOVERNMENT            61.35%       51.16%     28.74%      6.74%      0.77%
LONG GOVERNMENT                     0.30%        0.18%      2.54%     10.59%      2.80%
INTERMEDIATE CORPORATE              0.00%        0.00%      0.00%      0.00%      0.00%
LONG CORPORATE                      0.00%        0.00%      0.00%      0.00%      0.00%
MORTGAGE BACKED SECURITIES          0.00%        0.00%      0.00%      0.00%      0.00%
LARGE VALUE                         5.32%       13.81%     21.55%     26.21%     30.57%
LARGE GROWTH                        5.15%       13.64%     22.97%     27.81%     35.18%
INTERMEDIATE VALUE                  1.70%        2.00%      2.54%      3.39%      4.28%
INTERMEDIATE GROWTH                 1.33%        1.59%      1.97%      2.68%      3.24%
INTERMEDIATE UTILITIES              0.29%        0.29%      0.54%      0.40%      0.46%
SMALL VALUE                         0.31%        0.21%      0.25%      0.30%      0.33%
SMALL GROWTH                        0.52%        0.47%      0.57%      0.72%      0.82%
MICRO                               0.23%        0.27%      0.37%      0.45%      0.46%
NON-U.S. WGBI                       0.00%        0.00%      0.00%      0.00%      0.00%
EAFE EX-JAPAN                       4.28%        7.70%     10.55%     13.76%     15.46%
JAPAN                               1.26%        2.56%      3.71%      4.45%      5.05%
---------------------------------------------------------------------------------------
TOTAL                             100.00%      100.00%    100.00%    100.00%    100.00%

STRATEGIC OVERVIEW
  Positive economic news during the period, particularly regarding employment and productivity, continued to spur the economy. In June and August, the Federal Reserve Board (the "Fed") raised interest rates to stabilize economic growth. Despite the interest rate increases during the period, the stock market continued to be strong. The interest rate increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond, but even the brief rally after the Fed's first interest rate increase in June could not improve bond market performance overall during the period. Fortunately, the performance of the Fund's stock investments made up for the performance of its bond investments during the period.

INVESTMENT ADVISOR COMMENTARY                                     LifePath Funds
----------------------------------------------------------------------------

  The LifePath Funds' strategic and tactical models will continue to invest in the U.S. and international stock markets, as these asset classes are still considered a better value than money market investments over the long term. The Funds are well positioned to take advantage of opportunities in the bond market as well, should they become more attractive during the next six months.
--------------------------------------------------

1 The "S&P 500 Index" is a trademark of Standard & Poor's Corporation. The S&P
  500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 10-year or longer maturities.

3 The IBC All Taxable Money Fund Average is an average of 936 money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

4 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.

  For the periods prior to March 1997, performance shown for the LifePath Funds Class B shares, with the exception of the LifePath Opportunity Fund, reflects the performance of the respective LifePath Funds Class A shares, adjusted to reflect the expenses of Class B shares.

  For the periods prior to August 1998, performance shown for the LifePath Opportunity Fund Class B shares reflects the performance of the LifePath Opportunity Fund Class A shares, adjusted to reflect the expenses of Class B shares.

  For the periods prior to July 1998, performance shown for the LifePath 2040 Fund Class C shares reflects the performance of the LifePath 2040 Fund Class A shares, adjusted to reflect the expenses of Class C shares.

  For the periods prior to December 1998, performance shown for the Class C shares of the LifePath Opportunity, LifePath 2010, LifePath 2020, and LifePath 2030 Funds reflects the performance of the Class A shares for those Funds, adjusted to reflect the expenses of Class C shares.

  The LifePath Funds each invest in a corresponding master portfolio that invests in individual securities. LifePath is a registered trademark of Barclays Global Investors, N.A.

5 For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%.

6 Allocation percentages do not include repurchase agreements and money market securities held by the Funds.

LifePath Funds
               STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                              LIFEPATH      LIFEPATH
                           OPPORTUNITY          2010
                                  FUND          FUND
 ASSETS
 INVESTMENT:
  In corresponding Master
    Portfolio, at market
    value (Note 1)         $66,222,967  $118,105,976
 RECEIVABLES:
  Receivable from WFB
    (Note 2)                    32,517        39,689
  Fund shares sold              62,748       198,972
 TOTAL ASSETS               66,318,232   118,344,637

 LIABILITIES
 PAYABLES:
  Due to sponsor and
    distributor                 80,492        99,403
  Capital shares redeemed       44,899        10,638
  Due to Trustees                1,077           920
  Accrued expenses              54,711        67,300
 TOTAL LIABILITIES             181,179       178,261
 TOTAL NET ASSETS          $66,137,053  $118,166,376
 NET ASSETS CONSIST OF:
  Paid-in capital           60,995,045    96,152,706
  Undistributed net
    investment income          345,000       456,351
  Undistributed net
    realized gain (loss)
    on investment            1,837,074     8,844,438
  Net unrealized
    appreciation
    (depreciation) of
    investments              2,959,934    12,712,881
 TOTAL NET ASSETS           66,137,053   118,166,376

 COMPUTATION OF NET ASSET
       VALUE AND OFFERING
       PRICE PER SHARE
Net Assets - Class A       $53,116,656  $ 90,442,036
Shares outstanding -
  Class A                    5,050,051     6,692,104
Net asset Value -
  Class A                  $     10.52  $      13.51
Offering price per share
  - Class A*               $     11.16  $      14.33
Net Assets - Class B       $ 4,494,363  $ 24,477,781
Shares outstanding -
  Class B                      422,580     1,812,185
Net asset value and
  offering price per
  share - Class B          $     10.64  $      13.51
Net Assets - Class C       $ 8,526,034  $  3,246,559
Shares outstanding -
  Class C                      800,207       239,104
Net asset value and
  offering price per
  share - Class C          $     10.65  $      13.58

--------------------------------------------------------------------------------

  * MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

                                                                  LifePath Funds
STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH      LIFEPATH      LIFEPATH
                                   2020          2030          2040
                                   FUND          FUND          FUND
 ASSETS
 INVESTMENT:
  In corresponding Master
    Portfolio, at market
    value (Note 1)         $208,648,417  $166,572,301  $356,484,210
 RECEIVABLES:
  Receivable from WFB
    (Note 2)                     81,930        74,671       144,764
  Fund shares sold              284,526        53,476       432,051
 TOTAL ASSETS               209,014,873   166,700,448   357,061,025
 LIABILITIES
 PAYABLES:
  Due to sponsor and
    distributor                 148,853       135,367       300,874
  Capital shares redeemed         5,527         7,884         9,992
  Due to Trustees                   919           920           919
  Accrued expenses              152,945       108,167       295,495
 TOTAL LIABILITIES              308,244       252,338       607,280
 TOTAL NET ASSETS          $208,706,629  $166,448,110  $356,453,745
 NET ASSETS CONSIST OF:
  Paid-in capital           149,660,516   109,209,945   242,105,058
  Undistributed net
    investment income           506,191       222,149       (70,852)
  Undistributed net
    realized gain (loss)
    on investment            17,046,754    18,883,804    29,858,647
  Net unrealized
    appreciation
    (depreciation) of
    investments              41,493,168    38,132,212    84,560,892
 TOTAL NET ASSETS           208,706,629   166,448,110   356,453,745
 COMPUTATION OF NET ASSET
       VALUE AND OFFERING
       PRICE PER SHARE
Net Assets - Class A       $168,198,726  $134,225,727  $272,652,870
Shares outstanding -
  Class A                    10,860,648     7,467,941    14,340,401
Net asset Value -
  Class A                  $      15.49  $      17.97  $      19.01
Offering price per share
  - Class A*               $      16.44  $      19.07  $      20.17
Net Assets - Class B       $ 39,141,741  $ 31,675,292  $ 79,263,916
Shares outstanding -
  Class B                     2,547,460     1,785,378     4,253,813
Net asset value and
  offering price per
  share - Class B          $      15.37  $      17.74  $      18.63
Net Assets - Class C       $  1,366,162  $    547,091  $  4,536,959
Shares outstanding -
  Class C                        88,554        30,808       243,449
Net asset value and
  offering price per
  share - Class C          $      15.43  $      17.76  $      18.64

--------------------------------------------------------------------------------

  * MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

LifePath Funds
  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                              LIFEPATH    LIFEPATH
                           OPPORTUNITY        2010
                                  FUND        FUND
 NET INVESTMENT INCOME
         ALLOCATED FROM
         MASTER PORTFOLIO
  Dividends                $  114,981   $  417,582
  Interest                  1,406,534    1,801,848
  Expenses                   (184,531)    (322,774)
 NET INVESTMENT INCOME
  ALLOCATED FROM
  MASTER PORTFOLIO          1,336,984    1,896,656

 EXPENSES
  Administration fees          34,280       60,386
  Shareholder servicing
    fees - Class A             70,102      116,756
  Shareholder servicing
    fees - Class B              9,624       27,824
  Shareholder servicing
    fees - Class C              8,887        2,025
  Transfer agency fees         38,674       75,413
  Distribution Costs -
    Class A                    70,102      116,756
  Distribution Costs -
    Class B                    14,481       83,472
  Distribution Costs -
    Class C                    26,661        6,073
  Legal and audit
    services                   16,740       16,740
  Registration costs -
    Class A                     7,620        9,114
  Registration costs -
    Class B                     6,510        7,440
  Registration costs -
    Class C                    10,191       10,191
  Compensation of
    Trustees                    2,232        2,232
  Miscellaneous                16,646       16,646
 TOTAL EXPENSES               332,750      551,068
  Less expenses waived by
    Wells Fargo Bank          (53,756)     (51,149)
 TOTAL EXPENSES               278,994      499,919
 NET INVESTMENT INCOME
  (LOSS)                    1,057,990    1,396,737

 REALIZED AND UNREALIZED
         GAIN (LOSS) ON
         INVESTMENTS
         ALLOCATED FROM
         MASTER
         PORTFOLIOS
  Net realized gain
    (loss) on sale of
    investments               736,316    6,358,914
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments              (768,729)  (4,359,878)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $1,025,577   $3,395,773

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                  LifePath Funds
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                             LIFEPATH    LIFEPATH     LIFEPATH
                                 2020        2030         2040
                                 FUND        FUND         FUND
 NET INVESTMENT INCOME
         ALLOCATED FROM
         MASTER PORTFOLIO
  Dividends                $1,120,324  $1,098,707  $ 2,588,521
  Interest                  1,971,121     955,214      463,747
  Expenses                   (578,663)   (468,526)    (985,019)
 NET INVESTMENT INCOME
  ALLOCATED FROM
  MASTER PORTFOLIO          2,512,782   1,585,395    2,067,249
 EXPENSES
  Administration fees         108,042      87,279      184,625
  Shareholder servicing
    fees - Class A            218,783     174,975      348,300
  Shareholder servicing
    fees - Class B             43,429      37,332       93,775
  Shareholder servicing
    fees - Class C                827         387        5,005
  Transfer agency fees        133,942     110,712      236,864
  Distribution Costs -
    Class A                   218,783     174,975      348,300
  Distribution Costs -
    Class B                   130,291     111,996      281,324
  Distribution Costs -
    Class C                     2,480       1,161       15,016
  Legal and audit
    services                   18,600      20,460       24,180
  Registration costs -
    Class A                    15,810      12,834       18,600
  Registration costs -
    Class B                    14,880      12,090       16,926
  Registration costs -
    Class C                    10,191      10,191       16,926
  Compensation of
    Trustees                    2,232       2,232        2,232
  Miscellaneous                16,831      16,831       17,203
 TOTAL EXPENSES               935,121     773,455    1,609,276
  Less expenses waived by
    Wells Fargo Bank          (56,380)    (59,705)     (71,312)
 TOTAL EXPENSES               878,741     713,750    1,537,964
 NET INVESTMENT INCOME
  (LOSS)                    1,634,041     871,645      529,285
 REALIZED AND UNREALIZED
         GAIN (LOSS) ON
         INVESTMENTS
         ALLOCATED FROM
         MASTER
         PORTFOLIOS
  Net realized gain
    (loss) on sale of
    investments            13,117,356  15,800,306   26,438,587
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments            (5,854,156) (8,283,332)  (5,878,395)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $8,897,241  $8,388,619  $21,089,477

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LifePath Funds
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                            LIFEPATH OPPORTUNITY FUND
                           --------------------------
                            FOR THE SIX
                           MONTHS ENDED       FOR THE
                             AUGUST 31,    YEAR ENDED
                                   1999  FEBRUARY 28,
                              UNAUDITED          1999
 INCREASE (DECREASE) IN
         NET ASSETS
 OPERATIONS:
  Net investment income
    (loss)                 $ 1,057,990   $  2,084,500
  Net realized gain
    (loss) on sale of
    investments                736,316      3,019,339
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments               (768,729)    (1,177,805)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS            1,025,577      3,926,034
 DISTRIBUTIONS TO
         SHAREHOLDERS:
  From net investment
    income
    Class A                   (893,967)    (2,170,495)
    Class B                    (40,890)        (5,044)*
    Class C**                  (70,603)        (1,953)
    Institutional
      Class***                       0              0
  From net realized gain
    on sale of
    investments
    Class A                          0     (3,320,738)
    Class B                          0        (52,805)*
    Class C**                        0        (65,502)
    Institutional
      Class***                       0           (816)
 CAPITAL SHARE
         TRANSACTIONS:
  Proceeds from shares
    sold - Class A           5,029,333      9,453,827
  Reinvestment of
    dividends - Class A        868,406      5,322,835
  Cost of shares redeemed
    - Class A               (9,795,718)   (24,139,883)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A    (3,897,979)    (9,363,221)
  Proceeds from shares
    sold - Class B           2,458,503      3,167,735 *
  Reinvestment of
    dividends - Class B         39,426         56,110 *
  Cost of shares redeemed
    - Class B               (1,164,508)       (19,170)*
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B     1,333,421      3,204,675 *
  Proceeds from shares
    sold - Class C**         3,957,286      4,874,851
  Reinvestment of
    dividends -
    Class C**                   59,940         47,033
  Cost of shares redeemed
    - Class C**               (241,253)       (75,349)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C**                  3,775,973      4,846,535
  Proceeds from shares
    sold - Institutional
    Class***                         0              0
  Reinvestment of
    dividends -
    Institutional
    Class***                         0            816
  Cost of shares redeemed
    - Institutional
    Class***                         0        (15,138)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS***             0        (14,322)
 INCREASE (DECREASE) IN
  NET ASSETS                 1,231,532     (3,017,652)
 NET ASSETS:
 Beginning net assets       64,905,521     67,923,173
 ENDING NET ASSETS         $66,137,053   $ 64,905,521
 ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME
  (LOSS)                   $   345,000   $    292,470

--------------------------------------------------------------------------------

  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 ** THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998 FOR ALL OF THE FUNDS, WITH THE EXCEPTION OF LIFEPATH 2040, WHICH COMMENCED OPERATIONS ON JULY 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 6, 1999.
The accompanying notes are an integral part of these financial statements.

                                                                  LifePath Funds
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   LIFEPATH 2010 FUND          LIFEPATH 2020 FUND
                           --------------------------  --------------------------
                            FOR THE SIX                 FOR THE SIX
                           MONTHS ENDED       FOR THE  MONTHS ENDED       FOR THE
                             AUGUST 31,    YEAR ENDED    AUGUST 31,    YEAR ENDED
                                   1999  FEBRUARY 28,          1999  FEBRUARY 28,
                              UNAUDITED          1999     UNAUDITED          1999
 INCREASE (DECREASE) IN
         NET ASSETS
 OPERATIONS:
  Net investment income
    (loss)                 $  1,396,737  $  2,417,067  $  1,634,041  $  2,897,313
  Net realized gain
    (loss) on sale of
    investments               6,358,914     6,911,433    13,117,356    15,353,077
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments              (4,359,878)      205,255    (5,854,156)    2,752,974
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS             3,395,773     9,533,755     8,897,241    21,003,364
 DISTRIBUTIONS TO
         SHAREHOLDERS:
  From net investment
    income
    Class A                  (1,145,012)   (2,197,828)   (1,333,299)   (2,773,594)
    Class B                    (198,574)     (191,805)     (166,249)     (193,399)
    Class C**                    (9,051)         (155)       (1,844)           (1)
    Institutional
      Class***                        0          (699)            0        (1,220)
  From net realized gain
    on sale of
    investments
    Class A                           0    (5,320,365)            0   (13,075,329)
    Class B                           0      (962,303)            0    (1,978,109)
    Class C**                         0        (3,893)            0            (4)
    Institutional
      Class***                        0        (1,053)            0        (1,585)
 CAPITAL SHARE
         TRANSACTIONS:
  Proceeds from shares
    sold - Class A           10,918,931    13,690,774    24,233,710    19,089,185
  Reinvestment of
    dividends - Class A       1,111,027     7,366,734     1,315,602    15,740,947
  Cost of shares redeemed
    - Class A               (12,883,803)  (22,044,386)  (29,339,532)  (38,288,618)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A       (853,845)     (986,878)   (3,790,220)   (3,458,486)
  Proceeds from shares
    sold - Class B            7,659,356    13,244,359    11,853,537    16,631,623
  Reinvestment of
    dividends - Class B         189,466     1,119,505       161,993     2,101,648
  Cost of shares redeemed
    - Class B                (1,824,529)   (2,444,836)   (2,335,243)   (2,530,778)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B      6,024,293    11,919,028     9,680,287    16,202,493
  Proceeds from shares
    sold - Class C**          2,694,287       711,359     1,200,631       193,699
  Reinvestment of
    dividends -
    Class C**                     8,456         1,944         1,754             5
  Cost of shares redeemed
    - Class C**                (126,593)      (31,189)      (25,612)            0
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C**                   2,576,150       682,114     1,176,773       193,704
  Proceeds from shares
    sold - Institutional
    Class***                          0             0             0             0
  Reinvestment of
    dividends -
    Institutional
    Class***                          0         1,751             0         2,804
  Cost of shares redeemed
    - Institutional
    Class***                          0       (31,722)            0       (89,689)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS***              0       (29,971)            0       (86,885)
 INCREASE (DECREASE) IN
  NET ASSETS                  9,789,734    12,439,947    14,462,689    15,830,949
 NET ASSETS:
 Beginning net assets       108,376,642    95,936,695   194,243,940   178,412,991
 ENDING NET ASSETS         $118,166,376  $108,376,642  $208,706,629  $194,243,940
 ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME
  (LOSS)                   $    456,351  $    412,251  $    506,191  $    373,542

--------------------------------------------------------------------------------

  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 ** THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998 FOR ALL OF THE FUNDS, WITH THE EXCEPTION OF LIFEPATH 2040, WHICH COMMENCED OPERATIONS ON JULY 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 6, 1999.
The accompanying notes are an integral part of these financial statements.

LifePath Funds
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   LIFEPATH 2030 FUND
                           --------------------------
                            FOR THE SIX
                           MONTHS ENDED       FOR THE
                             AUGUST 31,    YEAR ENDED
                                   1999  FEBRUARY 28,
                              UNAUDITED          1999
 INCREASE (DECREASE) IN
         NET ASSETS
 OPERATIONS:
  Net investment income
    (loss)                 $    871,645  $  1,500,432
  Net realized gain
    (loss) on sale of
    investments              15,800,306    11,793,389
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments              (8,283,332)    4,892,573
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS             8,388,619    18,186,394
 DISTRIBUTIONS TO
         SHAREHOLDERS:
  From net investment
    income
    Class A                    (715,606)   (1,462,037)
    Class B                     (76,150)     (104,378)
    Class C**                      (604)            0
    Institutional
      Class***                        0          (559)
  From net realized gain
    on sale of
    investments
    Class A                           0    (9,449,001)
    Class B                           0    (1,610,010)
    Class C**                         0            (3)
    Institutional
      Class***                        0        (1,567)
 CAPITAL SHARE
         TRANSACTIONS:
  Proceeds from shares
    sold - Class A            8,512,710    20,226,565
  Reinvestment of
    dividends - Class A         706,683    10,816,180
  Cost of shares redeemed
    - Class A               (15,444,146)  (28,172,918)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A     (6,224,753)    2,869,827
  Proceeds from shares
    sold - Class B            7,195,471    12,693,677
  Reinvestment of
    dividends - Class B          74,315     1,681,154
  Cost of shares redeemed
    - Class B                (1,955,623)   (2,187,820)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B      5,314,163    12,187,011
  Proceeds from shares
    sold - Class C**            488,065        92,434
  Reinvestment of
    dividends -
    Class C**                       548             4
  Cost of shares redeemed
    - Class C**                 (31,620)            0
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C**                     456,993        92,438
  Proceeds from shares
    sold - Institutional
    Class***                          0             0
  Reinvestment of
    dividends -
    Institutional
    Class***                          0         2,125
  Cost of shares redeemed
    - Institutional
    Class***                          0       (51,813)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS***              0       (49,688)
 INCREASE (DECREASE) IN
  NET ASSETS                  7,142,662    20,658,427
 NET ASSETS:
 Beginning net assets       159,305,448   138,647,021
 ENDING NET ASSETS         $166,448,110  $159,305,448
 ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME
  (LOSS)                   $    222,149  $    142,864

--------------------------------------------------------------------------------

  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 ** THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998 FOR ALL OF THE FUNDS, WITH THE EXCEPTION OF LIFEPATH 2040, WHICH COMMENCED OPERATIONS ON JULY 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 6, 1999.
The accompanying notes are an integral part of these financial statements.

                                                                  LifePath Funds
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   LIFEPATH 2040 FUND
                           --------------------------
                            FOR THE SIX
                           MONTHS ENDED       FOR THE
                             AUGUST 31,    YEAR ENDED
                                   1999  FEBRUARY 28,
                              UNAUDITED          1999
 INCREASE (DECREASE) IN
         NET ASSETS
 OPERATIONS:
  Net investment income
    (loss)                 $    529,285  $  1,019,258
  Net realized gain
    (loss) on sale of
    investments              26,438,587    25,933,476
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments              (5,878,395)   14,368,095
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS            21,089,477    41,320,829
 DISTRIBUTIONS TO
         SHAREHOLDERS:
  From net investment
    income
    Class A                    (563,399)   (1,148,509)
    Class B                           0       (31,745)
    Class C**                         0             0
    Institutional
      Class***                        0          (147)
  From net realized gain
    on sale of
    investments
    Class A                           0   (21,855,410)
    Class B                           0    (4,844,750)
    Class C**                         0       (66,713)
    Institutional
      Class***                        0        (1,998)
 CAPITAL SHARE
         TRANSACTIONS:
  Proceeds from shares
    sold - Class A           24,127,957    42,012,833
  Reinvestment of
    dividends - Class A         554,872    22,879,013
  Cost of shares redeemed
    - Class A               (30,241,467)  (63,023,916)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A     (5,558,638)    1,867,930
  Proceeds from shares
    sold - Class B           16,230,504    33,585,155
  Reinvestment of
    dividends - Class B               0     4,826,840
  Cost of shares redeemed
    - Class B                (4,294,847)   (7,422,017)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B     11,935,657    30,989,978
  Proceeds from shares
    sold - Class C**          1,468,339     3,077,483
  Reinvestment of
    dividends -
    Class C**                         0        54,206
  Cost of shares redeemed
    - Class C**                (216,975)       (8,777)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C**                   1,251,364     3,122,912
  Proceeds from shares
    sold - Institutional
    Class***                          0            23
  Reinvestment of
    dividends -
    Institutional
    Class***                          0         2,145
  Cost of shares redeemed
    - Institutional
    Class***                          0       (31,077)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS***              0       (28,909)
 INCREASE (DECREASE) IN
  NET ASSETS                 28,154,461    49,323,468
 NET ASSETS:
 Beginning net assets       328,299,284   278,975,816
 ENDING NET ASSETS         $356,453,745  $328,299,284
 ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME
  (LOSS)                   $    (70,852) $    (36,738)

--------------------------------------------------------------------------------

  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 ** THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998 FOR ALL OF THE FUNDS, WITH THE EXCEPTION OF LIFEPATH 2040, WHICH COMMENCED OPERATIONS ON JULY 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 6, 1999.
The accompanying notes are an integral part of these financial statements.

LifePath Funds                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

---------------------------------------------------------------------------
                                                                        SIX
                                                               MONTHS ENDED
                                                              AUG. 31, 1999
                                                                (UNAUDITED)
                                                    -----------------------
                                                      CLASS   CLASS   CLASS
                                                          A       B       C
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 10.52  $10.61  $10.62
                                                    -------  ------  ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         0.18    0.13    0.13
  Net realized and unrealized gain (loss) on
  investments                                        (0.01)    0.01    0.01
                                                    -------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                       0.17    0.14    0.14
LESS DISTRIBUTIONS:
  From net investment income                         (0.17)  (0.11)  (0.11)
  From net realized gains                              0.00    0.00    0.00
                                                    -------  ------  ------
TOTAL DISTRIBUTIONS                                  (0.17)  (0.11)  (0.11)
                                                    -------  ------  ------
NET ASSET VALUE, END OF PERIOD                      $ 10.52  $10.64  $10.65
                                                    =======  ======  ======
TOTAL RETURN (NOT ANNUALIZED)                         1.63%   1.34%   1.31%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)                   $53,117  $4,494  $8,526
  Number of shares outstanding, end of period
  (000)                                               5,050     423     800
RATIOS TO AVERAGE NET ASSETS:(1)
  Ratio of expenses to average net assets             1.30%   1.80%   1.80%
  Ratio of net investment income (loss) to average
  net assets                                          3.24%   2.71%   2.69%
Portfolio turnover(2)                                   32%     32%     32%
---------------------------------------------------------------------------
  Ratio of expenses to average net assets prior to
    waived fees and reimbursed expenses               1.42%   2.20%   2.14%
  Ratio of net investment income (loss) to average
    net assets prior to waived fees and reimbursed
    expenses                                          3.12%   2.31%   2.35%

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  *  PERIOD FROM AUGUST 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28,
     1999.
 ** PERIOD FROM DECEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                              LifePath Funds
----------------------------------------------------------------------------

                                                                                            LIFEPATH OPPORTUNITY FUND
                                                    -----------------------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                        ENDED     ENDED     ENDED     ENDED     ENDED
                                                                     FEB. 28,  FEB. 28,  FEB. 28,  FEB. 29,  FEB. 28,
                                                                         1999      1998      1997      1996      1995
                                                                     --------  --------  --------  --------  --------
                                                      CLASS   CLASS     CLASS     CLASS     CLASS     CLASS     CLASS
                                                          A      B*       C**         A         A         A         A
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 10.83  $10.91   $11.24    $10.71   $ 10.64   $   9.92  $ 10.00
                                                    -------  ------   ------    ------   -------   --------  -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         0.36    0.07     0.04      0.43      0.42       0.40     0.34
  Net realized and unrealized gain (loss) on
  investments                                          0.32    0.29   (0.04)      0.81      0.28       0.86   (0.14)
                                                    -------  ------   ------    ------   -------   --------  -------
TOTAL FROM INVESTMENT OPERATIONS                       0.68    0.36     0.00      1.24      0.70       1.26     0.20
LESS DISTRIBUTIONS:
  From net investment income                         (0.37)  (0.04)   (0.01)    (0.44)    (0.42)     (0.41)   (0.27)
  From net realized gains                            (0.62)  (0.62)   (0.61)    (0.68)    (0.21)     (0.13)   (0.01)
                                                    -------  ------   ------    ------   -------   --------  -------
TOTAL DISTRIBUTIONS                                  (0.99)  (0.66)   (0.62)    (1.12)    (0.63)     (0.54)   (0.28)
                                                    -------  ------   ------    ------   -------   --------  -------
NET ASSET VALUE, END OF PERIOD                      $ 10.52  $10.61   $10.62    $10.83   $ 10.71   $  10.64  $  9.92
                                                    =======  ======   ======    ======   =======   ========  =======
TOTAL RETURN (NOT ANNUALIZED)                         6.40%   3.35%    0.02%     11.99%    6.74%     12.98%    2.10%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)                   $56,986  $3,161   $4,758    $67,909  $84,949   $100,070  $54,617
  Number of shares outstanding, end of period
  (000)                                               5,416     298      448     6,272     7,934      9,406    5,503
RATIOS TO AVERAGE NET ASSETS:(1)
  Ratio of expenses to average net assets             1.25%   1.70%    1.76%     1.20%     1.20%      1.20%    1.20%
  Ratio of net investment income (loss) to average
  net assets                                          3.27%   2.24%    2.27%     3.83%     3.93%      4.00%    4.62%
Portfolio turnover(2)                                   66%     66%      66%       39%      108%        84%      17%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets prior to
    waived fees and reimbursed expenses               1.31%   3.01%    2.66%       N/A       N/A        N/A      N/A
  Ratio of net investment income (loss) to average
    net assets prior to waived fees and reimbursed
    expenses                                          3.21%   0.93%    1.37%       N/A       N/A        N/A      N/A

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  *  PERIOD FROM AUGUST 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28,
     1999.
 ** PERIOD FROM DECEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

LifePath Funds                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

---------------------------------------------------
                                                SIX
                                       MONTHS ENDED
                                      AUG. 31, 1999
                                        (UNAUDITED)
                           ------------------------
                             CLASS    CLASS   CLASS
                                 A        B       C
---------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 13.27  $ 13.25  $13.29
                           -------  -------  ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                      0.17     0.13    0.09
  Net realized and
  unrealized gain (loss)
  on investments              0.24     0.25    0.29
                           -------  -------  ------
TOTAL FROM INVESTMENT
OPERATIONS                    0.41     0.38    0.38
LESS DISTRIBUTIONS:
  From net investment
  income                    (0.17)   (0.12)  (0.09)
  From net realized gains     0.00     0.00    0.00
                           -------  -------  ------
TOTAL DISTRIBUTIONS         (0.17)   (0.12)  (0.09)
                           -------  -------  ------
NET ASSET VALUE, END OF
PERIOD                     $ 13.51  $ 13.51  $13.58
                           =======  =======  ======
TOTAL RETURN (NOT
ANNUALIZED)                  3.09%    2.90%   2.85%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000)             $90,442  $24,478  $3,247
  Number of shares
  outstanding, end of
  period (000)               6,692    1,812     239
RATIOS TO AVERAGE NET
ASSETS:(1)
  Ratio of expenses to
  average net assets         1.30%    1.80%   1.80%
  Ratio of net investment
  income (loss) to
  average net assets         2.49%    1.97%   1.87%
Portfolio turnover(2)          31%      31%     31%
---------------------------------------------------
  Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                 1.36%    1.90%   3.05%
  Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                 2.43%    1.87%   0.62%

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
 ** PERIOD FROM DECEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                              LifePath Funds
----------------------------------------------------------------------------

                                                                                                  LIFEPATH 2010 FUND
                           -----------------------------------------------------------------------------------------
                                           YEAR ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        FEB. 28, 1999     FEB. 28, 1998  FEB. 28, 1997  FEB. 29, 1996  FEB. 28, 1995
                           --------------------------  ----------------  -------------  -------------  -------------
                             CLASS    CLASS     CLASS    CLASS    CLASS          CLASS          CLASS          CLASS
                                 A        B       C**        A       B*              A              A              A
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 13.16  $ 13.10  $  13.98  $ 12.20  $ 12.02  $       11.42  $        9.99  $       10.00
                           -------  -------  --------  -------  -------  -------------  -------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                      0.32     0.22      0.04     0.36     0.19           0.34           0.32           0.34
  Net realized and
  unrealized gain (loss)
  on investments              0.94     0.97      0.09     1.82     1.88           0.95           1.58         (0.02)
                           -------  -------  --------  -------  -------  -------------  -------------  -------------
TOTAL FROM INVESTMENT
OPERATIONS                    1.26     1.19      0.13     2.18     2.07           1.29           1.90           0.32
LESS DISTRIBUTIONS:
  From net investment
  income                    (0.33)   (0.22)     0.00+   (0.38)   (0.15)         (0.34)         (0.33)         (0.28)
  From net realized gains   (0.82)   (0.82)    (0.82)   (0.84)   (0.84)         (0.17)         (0.14)         (0.05)
                           -------  -------  --------  -------  -------  -------------  -------------  -------------
TOTAL DISTRIBUTIONS         (1.15)   (1.04)    (0.82)   (1.22)   (0.99)         (0.51)         (0.47)         (0.33)
                           -------  -------  --------  -------  -------  -------------  -------------  -------------
NET ASSET VALUE, END OF
PERIOD                     $ 13.27  $ 13.25  $  13.29  $ 13.16  $ 13.10  $       12.20  $       11.42  $        9.99
                           =======  =======  ========  =======  =======  =============  =============  =============
TOTAL RETURN (NOT
ANNUALIZED)                  9.91%    9.30%     1.11%   18.45%   17.64%         11.60%         19.40%          3.31%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000)             $89,543  $18,158  $    675  $89,659  $ 6,248  $      82,971  $      67,178  $      36,764
  Number of shares
  outstanding, end of
  period (000)               6,750    1,371        51    6,815      477          6,801          5,883          3,679
RATIOS TO AVERAGE NET
ASSETS:(1)
  Ratio of expenses to
  average net assets         1.25%    1.76%     1.76%    1.20%    1.70%          1.20%          1.20%          1.20%
  Ratio of net investment
  income (loss) to
  average net assets         2.42%    1.90%     2.04%    2.85%    2.15%          3.16%          3.06%          4.40%
Portfolio turnover(2)          38%      38%       38%      46%      46%            73%            39%            24%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                 1.28%    1.84%     7.72%      N/A      N/A            N/A            N/A            N/A
  Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                 2.39%    1.82%   (3.92)%      N/A      N/A            N/A            N/A            N/A

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
 ** PERIOD FROM DECEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

LifePath Funds                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------
                                                   SIX
                                          MONTHS ENDED
                                         AUG. 31, 1999
                                           (UNAUDITED)
                           ---------------------------
                              CLASS    CLASS     CLASS
                                  A        B         C
------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $  14.91  $ 14.79  $  14.82
                           --------  -------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                       0.13     0.08      0.06
  Net realized and
  unrealized gain (loss)
  on investments               0.57     0.58      0.59
                           --------  -------  --------
TOTAL FROM INVESTMENT
OPERATIONS                     0.70     0.66      0.65
LESS DISTRIBUTIONS:
  From net investment
  income                     (0.12)   (0.08)    (0.04)
  From net realized gains      0.00     0.00      0.00
                           --------  -------  --------
TOTAL DISTRIBUTIONS          (0.12)   (0.08)    (0.04)
                           --------  -------  --------
NET ASSET VALUE, END OF
PERIOD                     $  15.49  $ 15.37  $  15.43
                           ========  =======  ========
TOTAL RETURN (NOT
ANNUALIZED)                   4.71%    4.44%     4.41%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000)             $168,199  $39,142  $  1,366
  Number of shares
  outstanding, end of
  period (000)               10,861    2,547        89
RATIOS TO AVERAGE NET ASSETS:(1)
  Ratio of expenses to
  average net assets          1.30%    1.80%     1.80%
  Ratio of net investment
  income (loss) to
  average net assets          1.64%    1.13%     1.06%
Portfolio turnover(2)           29%      29%       29%
------------------------------------------------------
  Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.33%    1.89%     4.83%
  Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.61%    1.04%   (1.97)%

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
 ** PERIOD FROM DECEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                              LifePath Funds
----------------------------------------------------------------------------

                                                                                      LIFEPATH 2020 FUND
                           -----------------------------------------------------------------------------
                                                                                YEAR      YEAR      YEAR
                                             YEAR ENDED         YEAR ENDED     ENDED     ENDED     ENDED
                                               FEB. 28,           FEB. 28,  FEB. 28,  FEB. 29,  FEB. 28,
                                                   1999               1998      1997      1996      1995
                           ----------------------------  -----------------  --------  --------  --------
                              CLASS    CLASS      CLASS     CLASS    CLASS     CLASS     CLASS     CLASS
                                  A        B        C**         A       B*         A         A         A
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $  14.70  $ 14.55  $   15.82  $  12.98  $ 12.79  $  11.98  $  10.17  $ 10.00
                           --------  -------  ---------  --------  -------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                       0.24     0.15       0.01      0.28     0.14      0.27      0.27     0.28
  Net realized and
  unrealized gain (loss)
  on investments               1.47     1.48       0.22      2.73     2.74      1.43      2.03     0.12
                           --------  -------  ---------  --------  -------  --------  --------  -------
TOTAL FROM INVESTMENT
OPERATIONS                     1.71     1.63       0.23      3.01     2.88      1.70      2.30     0.40
LESS DISTRIBUTIONS:
  From net investment
  income                     (0.25)   (0.15)      0.00+    (0.29)   (0.12)    (0.28)    (0.28)   (0.23)
  From net realized gains    (1.25)   (1.24)     (1.23)    (1.00)   (1.00)    (0.42)    (0.21)     0.00
                           --------  -------  ---------  --------  -------  --------  --------  -------
TOTAL DISTRIBUTIONS          (1.50)   (1.39)     (1.23)    (1.29)   (1.12)    (0.70)    (0.49)   (0.23)
                           --------  -------  ---------  --------  -------  --------  --------  -------
NET ASSET VALUE, END OF
PERIOD                     $  14.91  $ 14.79  $   14.82  $  14.70  $ 14.55  $  12.98  $  11.98  $ 10.17
                           ========  =======  =========  ========  =======  ========  ========  =======
TOTAL RETURN (NOT
ANNUALIZED)                  12.02%   11.56%      1.70%    23.97%   23.05%    14.65%    22.94%    4.12%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000)             $165,584  $28,467  $     192  $166,198  $12,129  $146,226  $122,488  $66,036
  Number of shares
  outstanding, end of
  period (000)               11,104    1,925         13    11,304      884    11,264    10,224    6,494
RATIOS TO AVERAGE NET ASSETS:(1)
  Ratio of expenses to
  average net assets          1.25%    1.76%      1.71%     1.20%    1.70%     1.20%     1.20%    1.20%
  Ratio of net investment
  income (loss) to
  average net assets          1.61%    1.04%      0.76%     2.05%    1.33%     2.33%     2.45%    3.64%
Portfolio turnover(2)           36%      36%        36%       41%      41%       61%       49%      28%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
  Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.26%    1.84%     52.02%       N/A      N/A       N/A       N/A      N/A
  Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.60%    0.96%   (49.55)%       N/A      N/A       N/A       N/A      N/A

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
 ** PERIOD FROM DECEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

LifePath Funds                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------
                                                   SIX
                                          MONTHS ENDED
                                         AUG. 31, 1999
                                           (UNAUDITED)
                           ---------------------------
                              CLASS    CLASS     CLASS
                                  A        B         C
------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $  17.15  $ 16.93  $  16.94
                           --------  -------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                       0.10     0.05      0.04
  Net realized and
  unrealized gain (loss)
  on investments               0.81     0.81      0.81
                           --------  -------  --------
TOTAL FROM INVESTMENT
OPERATIONS                     0.91     0.86      0.85
LESS DISTRIBUTIONS:
  From net investment
  income                     (0.09)   (0.05)    (0.03)
  From net realized gains      0.00     0.00      0.00
                           --------  -------  --------
TOTAL DISTRIBUTIONS          (0.09)   (0.05)    (0.03)
                           --------  -------  --------
NET ASSET VALUE, END OF
PERIOD                     $  17.97  $ 17.74  $  17.76
                           ========  =======  ========
TOTAL RETURN (NOT
ANNUALIZED)                   5.27%    5.05%     5.02%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000)             $134,226  $31,675  $    547
  Number of shares
  outstanding, end of
  period (000)                7,468    1,785        31
RATIOS TO AVERAGE NET ASSETS:(1)
  Ratio of expenses to
  average net assets          1.30%    1.80%     1.80%
  Ratio of net investment
  income (loss) to
  average net assets          1.11%    0.60%     0.55%
Portfolio turnover(2)           14%      14%       14%
------------------------------------------------------
  Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.35%    1.90%     8.33%
  Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.06%    0.50%   (5.98)%

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
 ** PERIOD FROM DECEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                              LifePath Funds
----------------------------------------------------------------------------

                                                                                    LIFEPATH 2030 FUND
                           ---------------------------------------------------------------------------
                                                                              YEAR      YEAR      YEAR
                                                                             ENDED     ENDED     ENDED
                                            YEAR ENDED        YEAR ENDED  FEB. 28,  FEB. 29,  FEB. 28,
                                         FEB. 28, 1999     FEB. 28, 1998      1997      1996      1995
                           ---------------------------  ----------------  --------  --------  --------
                              CLASS   CLASS      CLASS     CLASS   CLASS     CLASS     CLASS     CLASS
                                  A       B        C**         A      B*         A         A         A
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $  16.51  $16.28  $   17.89  $  13.83  $13.63  $  12.34   $10.17   $ 10.00
                           --------  ------  ---------  --------  ------  --------   ------   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                       0.18    0.09       0.00      0.23    0.10      0.22     0.21      0.26
  Net realized and
  unrealized gain (loss)
  on investments               1.93    1.92       0.31      3.54    3.50      1.83     2.45      0.13
                           --------  ------  ---------  --------  ------  --------   ------   -------
TOTAL FROM INVESTMENT
OPERATIONS                     2.11    2.01       0.31      3.77    3.60      2.05     2.66      0.39
LESS DISTRIBUTIONS:
  From net investment
  income                     (0.19)  (0.10)      0.00+    (0.23)  (0.09)    (0.23)   (0.22)    (0.22)
  From net realized gains    (1.28)  (1.26)     (1.26)    (0.86)  (0.86)    (0.33)   (0.27)      0.00
                           --------  ------  ---------  --------  ------  --------   ------   -------
TOTAL DISTRIBUTIONS          (1.47)  (1.36)     (1.26)    (1.09)  (0.95)    (0.56)   (0.49)    (0.22)
                           --------  ------  ---------  --------  ------  --------   ------   -------
NET ASSET VALUE, END OF
PERIOD                     $  17.15  $16.93  $   16.94  $  16.51  $16.28  $  13.83   $12.34   $ 10.17
                           ========  ======  =========  ========  ======  ========   ======   =======
TOTAL RETURN (NOT
ANNUALIZED)                  13.25%  12.64%      1.98%    28.01%  26.93%    17.01%   26.53%     4.03%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000)             $134,008  $25,206 $      92  $126,131  $12,469 $101,078   $83,012  $41,153
  Number of shares
  outstanding, end of
  period (000)                7,812   1,489          5     7,642     766     7,307    6,728     4,045
RATIOS TO AVERAGE NET ASSETS:(1)
  Ratio of expenses to
  average net assets          1.23%   1.75%      1.73%     1.20%   1.70%     1.20%    1.20%     1.20%
  Ratio of net investment
  income (loss) to
  average net assets          1.07%   0.52%      0.16%     1.50%   0.76%     1.81%    1.92%     3.35%
Portfolio turnover(2)           19%     19%        19%       27%     27%       42%      39%       40%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
  Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.26%   1.84%     72.87%       N/A     N/A       N/A      N/A       N/A
  Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.04%   0.43%   (70.98)%       N/A     N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
 ** PERIOD FROM DECEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

LifePath Funds                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------
                                                   SIX
                                          MONTHS ENDED
                                         AUG. 31, 1999
                                           (UNAUDITED)
                           ---------------------------
                              CLASS    CLASS     CLASS
                                  A        B         C
------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $  17.87  $ 17.52  $  17.53
                           --------  -------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                       0.04     0.00      0.00
  Net realized and
  unrealized gain (loss)
  on investments               1.14     1.11      1.11
                           --------  -------  --------
TOTAL FROM INVESTMENT
OPERATIONS                     1.18     1.11      1.11
LESS DISTRIBUTIONS:
  From net investment
  income                     (0.04)     0.00      0.00
  From net realized gains      0.00     0.00      0.00
                           --------  -------  --------
TOTAL DISTRIBUTIONS          (0.04)     0.00      0.00
                           --------  -------  --------
NET ASSET VALUE, END OF
PERIOD                     $  19.01  $ 18.63  $  18.64
                           ========  =======  ========
TOTAL RETURN (NOT
ANNUALIZED)                   6.60%    6.34%     6.33%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000)             $272,653  $79,264  $  4,537
  Number of shares
  outstanding, end of
  period (000)               14,340    4,254       243
RATIOS TO AVERAGE NET ASSETS:(1)
  Ratio of expenses to
  average net assets          1.30%    1.80%     1.80%
  Ratio of net investment
  income (loss) to
  average net assets          0.41%  (0.09)%   (0.11)%
Portfolio turnover(2)           12%      12%       12%
------------------------------------------------------
  Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.32%    1.85%     2.64%
  Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  0.39%  (0.14)%   (0.95)%

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
 **  PERIOD FROM JULY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                              LifePath Funds
----------------------------------------------------------------------------

                                                                                                  LIFEPATH 2040 FUND
                           -----------------------------------------------------------------------------------------
                                           YEAR ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        FEB. 28, 1999     FEB. 28, 1998  FEB. 28, 1997  FEB. 29, 1996  FEB. 28, 1995
                           --------------------------  ----------------  -------------  -------------  -------------
                              CLASS   CLASS     CLASS     CLASS   CLASS          CLASS          CLASS          CLASS
                                  A       B       C**         A      B*              A              A              A
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $  17.07  $16.76  $  18.01  $  14.50  $14.29  $       12.84  $       10.37  $       10.00
                           --------  ------  --------  --------  ------  -------------  -------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                       0.08  (0.01)    (0.01)      0.13    0.03           0.16           0.15           0.18
  Net realized and
  unrealized gain (loss)
  on investments               2.39    2.33      1.08      4.17    4.06           2.35           2.82           0.34
                           --------  ------  --------  --------  ------  -------------  -------------  -------------
TOTAL FROM INVESTMENT
OPERATIONS                     2.47    2.32      1.07      4.30    4.09           2.51           2.97           0.52
LESS DISTRIBUTIONS:
  From net investment
  income                     (0.08)  (0.01)     0.00+    (0.14)  (0.03)         (0.16)         (0.16)         (0.15)
  From net realized gains    (1.59)  (1.55)    (1.55)    (1.59)  (1.59)         (0.69)         (0.34)           0.00
                           --------  ------  --------  --------  ------  -------------  -------------  -------------
TOTAL DISTRIBUTIONS          (1.67)  (1.56)    (1.55)    (1.73)  (1.62)         (0.85)         (0.50)         (0.15)
                           --------  ------  --------  --------  ------  -------------  -------------  -------------
NET ASSET VALUE, END OF
PERIOD                     $  17.87  $17.52  $  17.53  $  17.07  $16.76  $       14.50  $       12.84  $       10.37
                           ========  ======  ========  ========  ======  =============  =============  =============
TOTAL RETURN (NOT
ANNUALIZED)                  14.98%  14.37%     6.40%    30.66%  29.47%         20.17%         28.91%          5.26%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000)             $261,808  $63,395 $  3,096  $248,195  $30,754 $     189,560  $     142,738  $      56,737
  Number of shares
  outstanding, end of
  period (000)               14,649   3,618       177    14,537   1,835         13,073         11,114          5,472
RATIOS TO AVERAGE NET ASSETS:(1)
  Ratio of expenses to
  average net assets          1.25%   1.75%     1.71%     1.20%   1.70%          1.20%          1.20%          1.20%
  Ratio of net investment
  income (loss) to
  average net assets          0.42%  (0.12)%  (0.39)%     0.82%   0.08%          1.22%          1.29%          2.35%
Portfolio turnover(2)           19%     19%       19%       34%     34%            48%            29%             5%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  1.26%   1.78%     4.71%       N/A     N/A            N/A            N/A            N/A
  Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                  0.41%  (0.15)%  (3.39)%       N/A     N/A            N/A            N/A            N/A

--------------------------------------------------------------------------------

(1) THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER OF EACH FUND'S MASTER PORTFOLIO.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
 **  PERIOD FROM JULY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

      The accompanying notes are an integral part of these financial statements.

LifePath Funds                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 18, 1993. The Trust currently issues the following separate funds, which commenced operations on March 1, 1994: LifePath Opportunity, formerly known as LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
  Each Fund is authorized to issue three classes of shares: Class A, Class B and Class C. LifePath Opportunity Class B shares commenced operations on August 1, 1998. Each Fund's Class C shares, with the exception of LifePath 2040 Class C shares, commenced operations on December 1, 1998. LifePath 2040 Class C shares commenced operations on July 1, 1998. On March 1, 1997, the Retail Class' name was changed to Class A and all Funds, except Lifepath Opportunity, commenced offering Class B shares. As of January 6, 1999 Institutional Class shares are no longer offered by the Funds. The three classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         LifePath Funds
----------------------------------------------------------------------------

INVESTMENT POLICIES AND SECURITY VALUATION
  Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name, with the exception of LifePath Opportunity Fund, whose corresponding Master Portfolio is the LifePath 2000 Master Portfolio. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (57.08%, 45.62%, 54.36%, 59.64%, and 67.92%) for
the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at August 31, 1999. The Master Portfolios invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Portfolio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.
  The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master

LifePath Funds                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at August 31, 1999.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Funds with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  On July 17, 1999, the Trust entered into an agreement with Boston Financial Data Services ("BFDS"), replacing WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17,1999, the Trust had entered into transfer and dividend

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         LifePath Funds
----------------------------------------------------------------------------
disbursing agency service arrangements with WFB. For providing the transfer and dividend disbursing agency services, the Trust had agreed to pay a monthly fee at the annual rate of 0.14% for Class A, Class B and Class C of each Fund's average daily net assets.
  On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B and Class C may pay each Shareholder Servicing Agent a fee of up to 0.25% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Investors, N.A. ("BGI").
  The Trust has entered into an agreement with Stephens on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred on behalf of the Class A, Class B and Class C shares. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of Class A shares on an annual basis and 0.75% of the average daily net assets of Class B and Class C shares on an annual basis.
  Certain officers and directors of the Trust are also officers of Stephens. At August 31, 1999, these officers of Stephens collectively owned less than 1% of the outstanding shares of each Fund.
  Investors Bank & Trust Company ("IBT") serves as the Sub-Administrator to each Fund. IBT is entitled to receive a separate fee from WFB for its services as Sub-Administrator of the Funds.

LifePath Funds                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS
  As of August 31, 1999, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund were as follows:

                                                                  LIFEPATH OPPORTUNITY FUND
                                                      -------------------------------------
                                                           FOR THE SIX
                                                          MONTHS ENDED              FOR THE
                                                       AUGUST 31, 1999           YEAR ENDED
                                                           (UNAUDITED)    FEBRUARY 28, 1999
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                                        474,385              867,014
 Shares issued in reinvestments of dividends -
 Class A                                                       82,079              499,441
 Shares redeemed - Class A                                   (922,354)          (2,221,613)
NET DECREASE IN SHARES OUTSTANDING - CLASS A                 (365,890)            (855,158)
 Shares sold - Class B                                        229,157              294,447*
 Shares issued in reinvestments of dividends -
 Class B                                                        3,681                5,288*
 Shares redeemed - Class B                                   (108,235)              (1,758)*
NET INCREASE IN SHARES OUTSTANDING - CLASS B                  124,603              297,977*
 Shares sold - Class C                                        369,171              450,487**
 Shares issued in reinvestments of dividends -
 Class C                                                        5,586                4,435**
 Shares redeemed - Class C                                    (22,483)              (6,990)**
NET INCREASE IN SHARES OUTSTANDING - CLASS C                  352,274              447,932**
 Shares sold - Institutional Class***                               0                    0
 Shares issued in reinvestments of dividends -
 Institutional Class***                                             0                   79
 Shares redeemed - Institutional Class***                           0               (1,434)
NET DECREASE IN SHARES OUTSTANDING - INSTITUTIONAL
CLASS***                                                            0               (1,355)

 * Period from August 1, 1998 (Commencement of operations) to February 28, 1999 ** Period from December 1, 1998 (Commencement of operations) to February 28,
1999
*** This class of shares ceased operation on January 6, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         LifePath Funds
----------------------------------------------------------------------------

                                                                         LIFEPATH 2010 FUND
                                                      -------------------------------------
                                                           FOR THE SIX
                                                          MONTHS ENDED              FOR THE
                                                       AUGUST 31, 1999           YEAR ENDED
                                                           (UNAUDITED)    FEBRUARY 28, 1999
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                                        805,538            1,020,734
 Shares issued in reinvestments of dividends -
 Class A                                                       81,793              560,450
 Shares redeemed - Class A                                   (945,197)          (1,646,679)
NET DECREASE IN SHARES OUTSTANDING - CLASS A                  (57,866)             (65,495)
 Shares sold - Class B                                        561,612              992,503
 Shares issued in reinvestments of dividends -
 Class B                                                       13,936               85,527
 Shares redeemed - Class B                                   (133,961)            (184,348)
NET INCREASE IN SHARES OUTSTANDING - CLASS B                  441,587              893,682
 Shares sold - Class C                                        196,889              52,970*
 Shares issued in reinvestments of dividends -
 Class C                                                          617                 149*
 Shares redeemed - Class C                                     (9,209)              (2,312)*
NET INCREASE IN SHARES OUTSTANDING - CLASS C                  188,297              50,807*
 Shares sold - Institutional Class**                                0                    0
 Shares issued in reinvestments of dividends -
 Institutional Class**                                              0                  150
 Shares redeemed - Institutional Class**                            0               (2,676)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
INSTITUTIONAL CLASS**                                               0               (2,526)

 * Period from December 1, 1998 (Commencement of operations) to February 28,
1999
** This class of shares ceased operations on January 6, 1999

LifePath Funds                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         LIFEPATH 2020 FUND
                                                      -------------------------------------
                                                           FOR THE SIX
                                                          MONTHS ENDED              FOR THE
                                                       AUGUST 31, 1999           YEAR ENDED
                                                           (UNAUDITED)    FEBRUARY 28, 1999
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                                      1,560,199            1,264,123
 Shares issued in reinvestments of dividends -
 Class A                                                       84,503            1,080,114
 Shares redeemed - Class A                                 (1,888,387)          (2,544,176)
NET DECREASE IN SHARES OUTSTANDING - CLASS A                 (243,685)            (199,939)
 Shares sold - Class B                                        763,243            1,115,798
 Shares issued in reinvestments of dividends -
 Class B                                                       10,456              145,849
 Shares redeemed - Class B                                   (151,020)            (170,526)
NET INCREASE IN SHARES OUTSTANDING - CLASS B                  622,679            1,091,121
 Shares sold - Class C                                         77,093              12,981*
 Shares issued in reinvestments of dividends -
 Class C                                                          112                   0*
 Shares redeemed - Class C                                     (1,629)                  0*
NET INCREASE IN SHARES OUTSTANDING - CLASS C                   75,576              12,981*
 Shares sold - Institutional Class**                                0                    0
 Shares issued in reinvestments of dividends -
 Institutional Class**                                              0                  203
 Shares redeemed - Institutional Class**                            0               (6,383)
NET DECREASE IN SHARES OUTSTANDING - INSTITUTIONAL
CLASS**                                                             0               (6,180)

 * Period from December 1, 1998 (Commencement of operations) to February 28,
1999
** This class of shares ceased operations on January 6, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         LifePath Funds
----------------------------------------------------------------------------

                                                                         LIFEPATH 2030 FUND
                                                      -------------------------------------
                                                           FOR THE SIX
                                                          MONTHS ENDED              FOR THE
                                                       AUGUST 31, 1999           YEAR ENDED
                                                           (UNAUDITED)    FEBRUARY 28, 1999
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                                        469,105            1,172,524
 Shares issued in reinvestments of dividends -
 Class A                                                       38,917              651,658
 Shares redeemed - Class A                                   (851,674)          (1,654,268)
NET INCREASE/DECREASE IN SHARES OUTSTANDING -
CLASS A                                                      (343,652)             169,914
 Shares sold - Class B                                        402,113              751,326
 Shares issued in reinvestments of dividends -
 Class B                                                        4,120              102,843
 Shares redeemed - Class B                                   (109,556)            (131,556)
NET INCREASE IN SHARES OUTSTANDING - CLASS B                  296,677              722,613
 Shares sold - Class C                                         27,068               5,432*
 Shares issued in reinvestments of dividends -
 Class C                                                           30                   0*
 Shares redeemed - Class C                                     (1,722)                  0*
NET INCREASE IN SHARES OUTSTANDING - CLASS C                   25,376               5,432*
 Shares sold - Institutional Class**                                0                    0
 Shares issued in reinvestments of dividends -
 Institutional Class**                                              0                  131
 Shares redeemed - Institutional Class**                            0               (3,060)
NET DECREASE IN SHARES OUTSTANDING -
INSTITUTIONAL CLASS**                                               0               (2,929)

 * Period from December 1, 1998 (Commencement of operations) to February 28,
1999
** This class of shares ceased operations on January 6, 1999

LifePath Funds                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         LIFEPATH 2040 FUND
                                                      -------------------------------------
                                                           FOR THE SIX
                                                          MONTHS ENDED              FOR THE
                                                       AUGUST 31, 1999           YEAR ENDED
                                                           (UNAUDITED)    FEBRUARY 28, 1999
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                                      1,249,313            2,357,636
 Shares issued in reinvestments of dividends -
 Class A                                                       28,634            1,345,789
 Shares redeemed - Class A                                 (1,586,380)          (3,591,842)
NET INCREASE/DECREASE IN SHARES OUTSTANDING -
CLASS A                                                      (308,433)             111,583
 Shares sold - Class B                                        866,334            1,928,530
 Shares issued in reinvestments of dividends -
 Class B                                                            0              289,911
 Shares redeemed - Class B                                   (230,176)            (435,742)
NET INCREASE IN SHARES OUTSTANDING - CLASS B                  636,158            1,782,699
 Shares sold - Class C                                         78,401              173,900*
 Shares issued in reinvestments of dividends -
 Class C                                                            0                3,257*
 Shares redeemed - Class C                                    (11,599)                (496)*
NET INCREASE IN SHARES OUTSTANDING - CLASS C                   66,802              176,661*
 Shares sold - Institutional Class**                                0                    0
 Shares issued in reinvestments of dividends -
 Institutional Class**                                              0                  133
 Shares redeemed - Institutional Class**                            0               (1,768)
NET DECREASE IN SHARES OUTSTANDING - INSTITUTIONAL
CLASS**                                                             0               (1,635)

4. PORTFOLIO SECURITIES LOANED
  As of August 31, 1999, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio's financial statements.

5. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of the parent companies of their respective advisors - Wells Fargo & Company and Norwest Corporation.

 * Period from July 1, 1998 (Commencement of operations) to February 28, 1999 ** This class of shares ceased operations on January 6, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         LifePath Funds
----------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
  The required majority of shareholders of each Fund voted to approve the reorganization of their Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, each of the LifePath Funds listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                                FOR          AGAINST       ABSTAIN
--------------------------------------------------------------------------------------
LifePath Opportunity                             2,740,525       193,422       216,512
LifePath 2010                                    3,861,387        99,471       313,520
LifePath 2020                                    5,442,943       176,608       468,472
LifePath 2030                                    3,617,890       159,374       308,798
LifePath 2040                                    6,686,118       320,256       590,579

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                       20.40%                   40.81%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                        5.15%                   13.07%
Abbott Laboratories             1,103  $    47,843       7,354  $   318,980
Adobe Systems Inc                 112       11,158         538       53,598
Allergan Inc                       55        5,493         379       37,853
Allied Signal Inc                 492       30,135       3,425      209,781
America Online Inc+             5,160      471,173       9,065      827,748
American Home Products
  Corp                            905       37,557       6,353      263,649
Ameritech Corp                    899       56,749       5,372      339,107
Amgen Inc+                        274       22,793       2,258      187,837
Anheuser-Busch Inc                322       24,794       2,250      173,250
Applied Materials Inc+            315       22,385       2,186      155,343
AT & T Corp                     3,619      162,855      21,117      950,265
Automatic Data Processing         358       14,074       2,916      114,635
Avery-Dennison Corp                70        3,841         516       28,316
Avon Products Inc                  80        3,510       1,409       61,820
Baxter International Inc          205       13,748       1,422       95,363
Bell Atlantic Corp              1,754      107,432       7,785      476,831
BellSouth Corp                  1,800       81,450      11,779      533,000
Best Buy Co Inc+                  700       49,175       1,410       99,052
Bestfoods                         221       10,857       1,389       68,235
Black & Decker Corp               116        6,104         516       27,155
BMC Software Inc+                 949       51,068         915       49,238
Boston Scientific Corp+           212        7,195       1,811       61,461
Bristol-Myers Squibb Co         1,378       96,977       9,738      685,312
Campbell Soup Co                  280       12,372       2,184       96,506
Capital One Financial
  Corp                             --           --       1,175       44,356
Ceridian Corp+                     92        2,576         604       16,912
Cisco Systems Inc+              2,182      147,967      15,402    1,044,448
Clorox Co                         466       21,086       1,110       50,227
Coca-Cola Co                    1,817      108,679      12,184      728,756
Colgate-Palmolive Co              668       35,738       3,016      161,356
Computer Associates
  International Inc               324       18,306       2,517      142,210
Compuware Corp+                 1,800       54,337       2,730       82,412
Corning Inc                       185       12,302         988       65,702
Dell Computer Corp+             1,932       94,306      12,374      604,006
Dollar General Corp               391       10,166       1,026       26,676
Dow Jones & Co Inc                 94        4,723         548       27,537
Dun & Bradstreet Corp              75        1,964         610       15,974
Ecolab Inc                         84        3,155         546       20,509
EMC Corp+                         646       38,760       4,810      288,600
Equifax Inc                        61        1,860         600       18,300

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                       64.24%                   77.96%                   95.80%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                       22.68%                   27.02%                   35.13%
Abbott Laboratories            22,416  $   972,294      18,169  $   788,080      44,037  $ 1,910,105
Adobe Systems Inc                 903       89,961         842       83,884       1,974      196,660
Allergan Inc                      869       86,791         793       79,201       1,878      187,565
Allied Signal Inc               8,616      527,730       7,622      466,847      16,337    1,000,641
America Online Inc+            17,558    1,603,265      15,388    1,405,117      35,427    3,234,928
American Home Products
  Corp                         19,568      812,072      15,980      663,170      38,231    1,586,587
Ameritech Corp                 16,263    1,026,602      13,121      828,263      31,919    2,014,887
Amgen Inc+                      7,590      631,393       6,012      500,123      14,616    1,215,869
Anheuser-Busch Inc              7,088      545,776       5,591      430,507      13,972    1,075,844
Applied Materials Inc+          5,537      393,473       4,979      353,820      10,765      764,988
AT & T Corp                    52,403    2,358,135      45,639    2,053,755      91,013    4,095,585
Automatic Data Processing       8,818      346,658       7,203      283,168      17,506      688,205
Avery-Dennison Corp             1,632       89,556       1,174       64,423       3,508      192,502
Avon Products Inc               3,911      171,595       3,130      137,329       7,569      332,090
Baxter International Inc        4,350      291,722       3,316      222,379       8,243      552,796
Bell Atlantic Corp             20,392    1,249,010      17,588    1,077,265      42,544    2,605,820
BellSouth Corp                 29,881    1,352,115      26,755    1,210,664      57,738    2,612,644
Best Buy Co Inc+                2,104      147,806       2,228      156,517       7,426      521,676
Bestfoods                       4,505      221,308       3,456      169,776       8,219      403,758
Black & Decker Corp             1,422       74,833       1,244       65,466       2,629      138,351
BMC Software Inc+               3,099      166,765       2,389      128,558       5,890      316,956
Boston Scientific Corp+         5,747      195,039       4,739      160,830      11,448      388,517
Bristol-Myers Squibb Co        29,334    2,064,380      23,860    1,679,147      57,532    4,048,814
Campbell Soup Co                6,477      286,202       5,291      233,796      13,029      575,719
Capital One Financial
  Corp                            200        7,550       1,965       74,179         110        4,152
Ceridian Corp+                  2,332       65,296       1,668       46,704       4,256      119,168
Cisco Systems Inc+             47,048    3,190,443      37,380    2,534,831      91,232    6,186,670
Clorox Co                       3,684      166,701       2,472      111,858       6,832      309,148
Coca-Cola Co                   36,832    2,203,014      29,532    1,766,383      71,405    4,270,912
Colgate-Palmolive Co            9,138      488,883       6,882      368,187      16,816      899,656
Computer Associates
  International Inc             8,216      464,204       6,578      371,657      15,540      878,010
Compuware Corp+                 5,230      157,881       4,466      134,817      10,852      327,595
Corning Inc                     3,358      223,307       2,863      190,389       6,756      449,274
Dell Computer Corp+            37,816    1,845,893      30,528    1,490,148      74,062    3,615,151
Dollar General Corp             3,415       88,790       2,831       73,606       6,865      178,490
Dow Jones & Co Inc              1,400       70,350       1,289       64,772       2,515      126,379
Dun & Bradstreet Corp           2,556       66,935       2,113       55,334       4,841      126,774
Ecolab Inc                      1,988       74,674       1,383       51,949       4,038      151,677
EMC Corp+                      15,096      905,760      12,088      725,280      29,002    1,740,120
Equifax Inc                     2,299       70,119       1,606       48,983       4,266      130,113

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Fort James Corp                    51  $     1,645       1,001  $    32,282
Freeport McMoRan Inc               16          257         647       10,392
Frontier Corp                     250       10,484         925       38,792
Gap Inc                           718       28,092       4,148      162,291
Gateway Inc+                      145       14,056         535       51,862
General Electric Co             3,103      348,506      16,122    1,810,702
General Mills Inc                 155       12,981         667       55,861
Gillette Co                       837       39,025       5,502      256,531
Grace (W R) Co+                    42          803         551       10,538
GTE Corp                        1,156       79,330       4,663      319,998
Guidant Corp                      157        9,214       1,538       90,261
Heinz (H J) Co                    115        5,369       1,938       90,480
Hercules Inc                       82        2,670         538       17,519
Hershey Foods Corp                159        8,516         590       31,602
Hilton Hotels Corp                164        2,009       1,211       14,835
Home Depot Inc                  1,086       66,382       7,512      459,171
IMS Health Inc                     --           --       1,564       43,205
Intel Corp                      2,532      208,099      16,352    1,343,930
International Business
  Machine Corp                  1,480      184,352       9,264    1,153,947
Interpublic Group Co Inc           66        2,615       1,398       55,396
Johnson & Johnson                 903       92,332       6,715      686,609
Jostens Inc                        77        1,550          65        1,308
Kansas City Southern
  Industries                      643       29,779       1,341       62,105
Kellogg Co                        246        8,748       1,874       66,644
Kimberly-Clark Corp               346       19,700       2,614      148,835
Kohls Corp+                       547       38,974         525       37,406
Kroger Co+                        362        8,371       4,342      100,409
Lexmark International
  Group Class A+                  500       39,375       1,284      101,115
Lilly (Eli) & Co                  804       59,999       5,441      406,035
Lucent Technologies Inc         2,313      148,177      14,500      928,906
Maytag Corp                        96        6,012         434       27,179
McGraw-Hill Inc                   312       16,126       1,250       64,609
McKesson HBOC Inc                 655       20,387       2,062       64,180
Medtronic Inc                     861       67,373       3,999      312,922
Merck & Co Inc                  1,666      111,934      11,492      772,119
Microsoft Corp+                 3,626      335,632      24,394    2,257,970
Millipore Corp                     42        1,585         151        5,700
Network Appliance Inc+             --           --         604       39,675
Newell Rubbermaid Inc             205        8,405       1,387       56,867
NEXTEL Communications
  Class A+                        178       10,291       1,655       95,680
Omnicom Group                     211       15,904         615       46,356
Oracle Systems Corp+            1,041       37,996       7,197      262,691
Owens Corning Fiberglass
  Corp                             18          506         191        5,372

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Fort James Corp                 3,294  $   106,231       2,699  $    87,043       6,203  $   200,047
Freeport McMoRan Inc            2,748       44,140       2,317       37,217       5,171       83,059
Frontier Corp                   2,357       98,847       2,009       84,252       4,757      199,497
Gap Inc                        12,926      505,730      10,546      412,612      25,310      990,254
Gateway Inc+                    2,215      214,717       1,925      186,605       2,315      224,410
General Electric Co            48,614    5,459,960      39,308    4,414,780      94,712   10,637,341
General Mills Inc               2,240      187,600       1,722      144,217       4,527      379,136
Gillette Co                    16,358      762,692      13,123      611,860      32,147    1,498,854
Grace (W R) Co+                 1,016       19,431         876       16,754       1,978       37,829
GTE Corp                       12,677      869,959      10,929      750,003      26,307    1,805,318
Guidant Corp                    4,674      274,305       3,434      201,533       8,751      513,574
Heinz (H J) Co                  5,260      245,576       4,212      196,648      10,491      489,799
Hercules Inc                    1,391       45,294       1,251       40,736       2,533       82,481
Hershey Foods Corp              2,068      110,767       1,639       87,789       4,283      229,408
Hilton Hotels Corp              3,592       44,002       2,713       33,234       7,203       88,237
Home Depot Inc                 22,177    1,355,569      17,697    1,081,729      43,301    2,646,774
IMS Health Inc                  4,955      136,882       3,820      105,527       9,265      255,946
Intel Corp                     49,372    4,057,761      39,950    3,283,391      96,514    7,932,244
International Business
  Machine Corp                 27,620    3,440,416      22,426    2,793,439      54,206    6,752,035
Interpublic Group Co Inc        3,870      153,349       3,106      123,075       8,180      324,132
Johnson & Johnson              19,966    2,041,523      16,149    1,651,235      38,900    3,977,525
Jostens Inc                       690       13,886         372        7,487       1,068       21,493
Kansas City Southern
  Industries                    2,112       97,812       2,024       93,736       6,323      292,834
Kellogg Co                      5,946      211,455       4,820      171,411      11,918      423,834
Kimberly-Clark Corp             8,168      465,066       6,652      378,748      15,826      901,093
Kohls Corp+                     2,323      165,514       1,996      142,215       4,531      322,834
Kroger Co+                     13,020      301,087      10,068      232,822      23,918      553,104
Lexmark International
  Group Class A+                2,180      171,675       2,022      159,232       6,006      472,972
Lilly (Eli) & Co               16,348    1,219,970      13,042      973,259      31,820    2,374,568
Lucent Technologies Inc        44,877    2,874,933      35,863    2,297,473      86,433    5,537,114
Maytag Corp                     1,189       74,461       1,044       65,381       2,459      153,995
McGraw-Hill Inc                 3,160      163,333       2,604      134,594       5,890      304,439
McKesson HBOC Inc               4,257      132,499       3,803      118,368       9,179      285,696
Medtronic Inc                   9,089      711,214       8,417      658,630      20,154    1,577,051
Merck & Co Inc                 35,190    2,364,328      28,500    1,914,844      69,072    4,640,775
Microsoft Corp+                73,970    6,846,848      59,786    5,533,942     144,132   13,341,218
Millipore Corp                    688       25,972         486       18,346       1,318       49,754
Network Appliance Inc+             --           --          --           --          --           --
Newell Rubbermaid Inc           4,507      184,787       3,626      148,666       8,164      334,724
NEXTEL Communications
  Class A+                      4,443      256,861       3,671      212,230       8,280      478,687
Omnicom Group                   2,465      185,799       2,095      157,911       4,756      358,483
Oracle Systems Corp+           21,748      793,802      17,449      636,889      42,300    1,543,950
Owens Corning Fiberglass
  Corp                            812       22,838         551       15,497       1,605       45,141

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Parametric Technology
  Corp+                            20  $       280       1,236  $    17,304
Paychex Inc                       848       24,963       1,122       33,029
PE Corp-PE Biosystems
  Group                            38        2,615         472       32,480
Peoplesoft Inc+                   575        8,122       1,145       16,173
Pepsico Inc                     1,087       37,094       7,312      249,522
Pfizer Inc                      3,205      120,989      18,582      701,470
Pioneer Hi Bred
  International Inc               245        9,586       1,142       44,681
Pitney Bowes Inc                  166        9,794       1,371       80,889
Procter & Gamble Co               988       98,059       6,404      635,597
Providian Financial Corp          177       13,740         567       44,013
Quaker Oats Co                    102        6,815         513       34,275
Qualcom Inc+                      500       96,094       1,184      227,550
Ralston-Purina Group               95        2,613       1,598       43,945
Safeway Inc+                    1,598       74,407       3,243      151,002
Sara Lee Corp                     551       12,225       4,446       98,646
SBC Communication Inc           1,326       63,648       9,622      461,856
Schering-Plough Corp            1,081       56,820       7,318      384,652
Schwab (Charles) Corp             194        7,663       4,090      161,555
Sealed Air Corp+                  177       10,399         405       23,794
SLM Holding Corp                  135        5,965         575       25,408
Solectron Corp+                 1,200       93,900       1,778      139,128
Staples Inc+                    1,541       33,517       2,037       44,305
Sun Microsystems Inc+             944       75,048       4,570      363,315
Sysco Corp                         50        1,631       1,679       54,777
Tandy Corp                        232       10,962       1,060       50,085
Tellabs Inc+                      174       10,364       1,652       98,397
Texas Instruments Inc             700       57,444       4,564      374,533
Time Warner Inc                 1,274       75,564       7,731      458,545
Times Mirror Co Class A           117        6,757         324       18,711
TJX Companies Inc                  76        2,194       1,646       47,528
Tricon Global
  Restaurants+                     71        2,884         510       20,719
Tupperware Corp                    63        1,421         380        8,574
Tyco International Ltd            737       74,689       4,477      453,576
U.S. West Inc                     469       24,505       2,963      154,817
Unisys Corp+                      140        6,020       1,092       46,956
USAirways Group Inc+               13          401         428       13,188
UST Inc                            72        2,281         698       22,118
Walgreen Co                       610       14,144       4,878      113,109
WalMart Stores Inc              3,396      150,485      22,216      984,447
Warner Lambert Co                 557       36,901       4,132      273,745
Waste Management Inc              812       17,712       2,734       59,635
Wrigley (W M) Jr Co               134       10,494         529       41,427
Xerox Corp                        730       34,857       3,212      153,373
                                       -----------              -----------
TOTAL LARGE CAP GROWTH
  STOCKS
                -VALUE                 $ 5,416,290              $29,315,452
                 -COST                 $ 2,631,442              $15,729,767

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Parametric Technology
  Corp+                         4,223  $    59,122       3,419  $    47,866       8,253  $   115,542
Paychex Inc                     3,439      101,236       2,920       85,958       7,097      208,918
PE Corp-PE Biosystems
  Group                         1,288       88,631       1,096       75,419       2,774      190,886
Peoplesoft Inc+                 3,430       48,449       2,695       38,067       6,670       94,214
Pepsico Inc                    21,809      744,232      17,485      596,676      42,414    1,447,378
Pfizer Inc                     57,315    2,163,641      46,909    1,770,815     112,730    4,255,557
Pioneer Hi Bred
  International Inc             3,220      125,983       2,714      106,185       6,773      264,994
Pitney Bowes Inc                4,223      249,157       3,259      192,281       7,919      467,221
Procter & Gamble Co            19,693    1,954,530      16,022    1,590,183      38,476    3,818,743
Providian Financial Corp        2,018      156,647       1,519      117,912       4,230      328,354
Quaker Oats Co                  1,920      128,280       1,510      100,887       4,084      272,862
Qualcom Inc+                    1,954      375,534       2,536      487,387       5,960    1,145,437
Ralston-Purina Group            5,011      137,802       3,570       98,175       9,139      251,322
Safeway Inc+                    7,060      328,731       5,953      277,187      11,589      539,613
Sara Lee Corp                  13,659      303,059      10,826      240,202      26,534      588,723
SBC Communication Inc          29,077    1,395,696      23,367    1,121,616      56,575    2,715,600
Schering-Plough Corp           21,756    1,143,550      17,563      923,155      42,606    2,239,478
Schwab (Charles) Corp          11,860      468,470       9,654      381,333      23,236      917,822
Sealed Air Corp+                1,132       66,505         849       49,879       2,418      142,057
SLM Holding Corp                2,570      113,562       2,070       91,468       4,730      209,007
Solectron Corp+                 3,566      279,039       3,120      244,140       7,416      580,302
Staples Inc+                    6,086      132,370       4,840      105,270      12,727      276,812
Sun Microsystems Inc+          12,798    1,017,441      10,594      842,223      23,334    1,855,053
Sysco Corp                      5,095      166,224       3,893      127,009       9,744      317,898
Tandy Corp                      2,974      140,521       2,764      130,599       5,626      265,828
Tellabs Inc+                    5,664      337,362       4,712      280,659      11,256      670,436
Texas Instruments Inc          11,702      960,295      10,590      869,042      22,744    1,866,430
Time Warner Inc                19,373    1,149,061      16,794      996,094      34,952    2,073,091
Times Mirror Co Class A         1,084       62,601         849       49,030       2,281      131,728
TJX Companies Inc               5,083      146,772       3,714      107,242       9,427      272,205
Tricon Global
  Restaurants+                  2,085       84,703       1,712       69,550       4,472      181,675
Tupperware Corp                 1,026       23,149         814       18,366       1,967       44,380
Tyco International Ltd         12,663    1,282,920      10,318    1,045,342      24,166    2,448,321
U.S. West Inc                   7,684      401,489       6,880      359,480      14,650      765,462
Unisys Corp+                    3,441      147,963       2,910      125,130       7,021      301,903
USAirways Group Inc+            1,178       36,297         975       30,042       2,352       72,471
UST Inc                         2,873       91,038       2,315       73,357       5,401      171,144
Walgreen Co                    15,034      348,601      11,912      276,210      28,940      671,046
WalMart Stores Inc             66,960    2,967,165      54,110    2,397,749     130,648    5,789,340
Warner Lambert Co              12,556      831,835      10,209      676,346      24,412    1,617,295
Waste Management Inc            8,500      185,406       6,778      147,845      16,554      361,084
Wrigley (W M) Jr Co             1,784      139,710       1,179       92,330       3,524      275,973
Xerox Corp                      8,600      410,650       7,444      355,451      17,970      858,067
                                       -----------              -----------              -----------
TOTAL LARGE CAP GROWTH
  STOCKS
                -VALUE                 $84,748,601              $69,577,679              $165,618,127
                 -COST                 $47,049,775              $37,622,660              $91,444,593

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                        5.35%                   13.30%
3Com Corp+                        390  $     9,677       2,225  $    55,208
ADC Telecommunications+           572       21,200       1,261       46,736
Advanced Micro Devices+           130        2,689         826       17,088
AES Corp+                          --           --       1,025       62,205
Aetna Inc                         154       11,973         835       64,921
AFLAC Corp                      1,392       62,553       2,877      129,285
Air Products & Chemicals
  Inc                              80        2,720       1,401       47,634
Alberto-Culver Co
  Class B                          92        2,340         455       11,574
Albertson's Inc                   295       14,142       2,548      122,145
Alcan Aluminum Ltd                178        5,835       1,540       50,628
Alcoa Inc                         388       25,050       2,340      151,076
Allegheny Teledyne Inc            183        3,420       1,158       21,640
Allied Waste Industries
  Inc+                            300        3,825       1,070       13,642
Allstate Corp                     924       30,319       5,012      164,456
Alltel Corp                       149       10,076       1,622      109,688
ALZA Corp+                         87        4,383         464       23,374
Amerada Hess Corp                 122        7,572         505       31,342
Ameren Corp                       188        7,532         742       29,726
American Electric Power
  Inc                             136        4,938       1,165       42,304
American Express Corp             341       46,887       2,414      331,925
American General Corp             226       16,046       1,618      114,878
American Greetings Corp
  Class A                         123        3,406         480       13,290
American International
  Group Inc                     1,515      140,422       8,337      772,736
AMR Corp+                         244       14,304       1,067       62,553
Amsouth Bancorp                   900       19,687       2,181       47,709
Anadarko Petroleum Corp           162        5,508         705       23,970
Andrew Corp+                       90        1,575         517        9,047
Aon Corp                          254        8,477       1,543       51,481
Apache Corp                        96        4,368         618       28,119
Apple Computer Inc+               125        8,156         785       51,221
Archer-Daniels-Midland Co         740        9,623       3,888       50,550
Armstrong World
  Industries Inc                   92        4,468         284       13,792
ASARCO Inc                         25          522         307        6,409
Ashland Inc                        99        3,818         481       18,549
Associates First Capital
  Corp                            782       26,832       4,156      142,603
Atlantic Richfield Corp           233       20,489       1,935      170,159
Autodesk Inc                       76        1,748         296        6,808
AutoZone Inc+                     126        3,000         851       20,264
Baker Hughes Inc                  199        6,766       1,880       63,920
Ball Corp                          44        1,977         281       12,627
Bank of America Corp            1,683      101,822      10,636      643,478

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                       21.36%                   25.59%                   30.67%
3Com Corp+                      5,917  $   146,816       5,038  $   125,005      10,361  $   257,082
ADC Telecommunications+         2,363       87,579       2,136       79,165       6,630      245,724
Advanced Micro Devices+         2,482       51,346       1,907       39,451       3,889       80,454
AES Corp+                       2,891      175,448       2,330      141,402       5,045      306,168
Aetna Inc                       2,268      176,337       2,001      155,578       4,309      335,025
AFLAC Corp                      4,738      212,914       4,348      195,388       9,581      430,546
Air Products & Chemicals
  Inc                           3,750      127,500       3,032      103,088       6,531      222,054
Alberto-Culver Co
  Class B                         695       17,679         772       19,638       1,429       36,350
Albertson's Inc                 6,923      331,871       5,796      277,846      12,453      596,966
Alcan Aluminum Ltd              3,930      129,199       3,194      105,003       6,302      207,178
Alcoa Inc                       6,002      387,504       5,466      352,899      11,584      747,892
Allegheny Teledyne Inc          3,283       61,351       2,673       49,952       5,658      105,734
Allied Waste Industries
  Inc+                          2,542       32,410       2,150       27,412       4,923       62,768
Allstate Corp                  13,421      440,377      11,171      366,548      24,089      790,420
Alltel Corp                     4,799      324,532       3,705      250,551       7,784      526,393
ALZA Corp+                      1,418       71,432         951       47,907       2,661      134,048
Amerada Hess Corp               1,594       98,928       1,231       76,399       2,373      147,274
Ameren Corp                     2,146       85,974       1,895       75,918       4,050      162,253
American Electric Power
  Inc                           3,096      112,424       2,525       91,689       5,475      198,811
American Express Corp           7,147      982,713       5,758      791,725      14,656    2,015,200
American General Corp           4,132      293,372       3,466      246,086       7,268      516,028
American Greetings Corp
  Class A                       1,011       27,992         877       24,282       1,955       54,129
American International
  Group Inc                    24,707    2,290,030      19,687    1,824,739      49,262    4,565,972
AMR Corp+                       2,969      174,058       2,372      139,058       5,449      319,448
Amsouth Bancorp                 3,540       77,437       3,230       70,656       9,210      201,469
Anadarko Petroleum Corp         1,932       65,688       1,663       56,542       3,442      117,028
Andrew Corp+                    1,524       26,670       1,010       17,675       2,363       41,352
Aon Corp                        3,979      132,782       3,458      115,394       7,221      241,001
Apache Corp                     1,606       73,073       1,238       56,329       2,579      117,344
Apple Computer Inc+             2,252      146,943       1,908      124,497       3,789      247,232
Archer-Daniels-Midland Co      10,213      132,774       8,685      112,906      18,325      238,230
Armstrong World
  Industries Inc                  623       30,254         684       33,217         948       46,037
ASARCO Inc                        700       14,613         436        9,102       1,010       21,084
Ashland Inc                     1,085       41,840         985       37,984       1,984       76,508
Associates First Capital
  Corp                         11,117      381,452       9,264      317,871      19,811      679,765
Atlantic Richfield Corp         5,337      469,322       4,317      379,626       9,215      810,344
Autodesk Inc                      461       10,603         459       10,557       1,267       29,141
AutoZone Inc+                   2,621       62,413       2,113       50,316       4,473      106,513
Baker Hughes Inc                5,188      176,392       4,296      146,064      13,601      462,434
Ball Corp                         532       23,907         528       23,727         539       24,221
Bank of America Corp           28,114    1,700,897      23,327    1,411,284      50,332    3,045,086

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Bank of New York Inc              788  $    28,171       4,589  $   164,057
Bank One Corp                   1,185       47,552       7,223      289,823
BankBoston Corp                   222       10,309       1,729       80,290
Bard (C R) Inc                     43        2,005         435       20,282
Barrick Gold Corp                 423        8,196       2,288       44,330
Bausch & Lomb Inc                  46        3,039         461       30,455
BB&T Corp                         210        7,035       1,739       58,256
Bear Stearns Co Inc               189        7,867         750       31,219
Becton Dickinson & Co              78        2,194       1,524       42,862
Bemis Co                           42        1,593         428       16,237
Berkshire Hathaway Inc
  Class A+                         --           --           2      128,400
Berkshire Hathaway Inc
  Class B+                          9       18,027           3        6,009
Bethlehem Steel Corp+             117          899         593        4,559
Biomet Inc                        112        4,004         576       20,592
Block (H R) Inc                   105        5,841         588       32,708
Boeing Co                       1,002       45,403       6,187      280,348
Boise Cascade Corp                 59        2,146         473       17,205
Briggs & Stratton Corp             42        2,557         158        9,618
Brown-Forman Corp
  Class B                          64        3,760         418       24,558
Brunswick Corp                    126        3,221         595       15,210
Burlington Northern Santa
  Fe                              478       13,862       2,839       82,331
Burlington Resources Inc          204        8,530       1,051       43,945
Cabletron Systems Inc+            177        2,976         964       16,207
Canadian National Railway
  Co                                4          254           6          381
Cardinal Health Inc               721       45,964       1,932      123,165
Carnival Corp Class A           1,700       75,969       4,112      183,755
Carolina Power & Light Co         143        5,202         913       33,210
Case Corp                          43        2,123         479       23,651
Caterpillar Inc                   320       18,120       2,209      125,085
CBS Corp+                         760       35,720       4,272      200,784
Cendant Corp+                     852       15,283       5,272       94,566
Centex Corp                       104        2,925         468       13,162
Central & South West Corp         170        3,846       1,308       29,594
CenturyTel Inc                     --           --          --           --
Champion International
  Corp                            122        6,710         561       30,855
Chase Manhattan                 1,178       98,584       4,173      349,228
Chevron Corp                      770       71,032       3,980      367,155
Chubb Corp                        195       11,152         954       54,557
CIGNA Corp                        217       19,489       1,263      113,433
Cincinnati Financial Corp         120        4,755         968       38,357
Cinergy Corp                      157        4,769         957       29,069
Circuit City Stores Inc           254       10,922       1,138       48,934
Citigroup Inc                   3,557      158,064      20,910      929,188

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Bank of New York Inc           12,000  $   429,000      10,171  $   363,613      21,651  $   774,023
Bank One Corp                  19,066      765,023      15,817      634,657      33,887    1,359,716
BankBoston Corp                 4,938      229,308       3,833      177,995       8,519      395,601
Bard (C R) Inc                    793       36,974         887       41,356       1,551       72,315
Barrick Gold Corp               5,937      115,029       5,037       97,592      10,524      203,903
Bausch & Lomb Inc                 725       47,895         765       50,538       1,415       93,478
BB&T Corp                       4,664      156,244       3,737      125,189       8,089      270,981
Bear Stearns Co Inc             1,972       82,085       1,751       72,885       3,393      141,234
Becton Dickinson & Co           3,972      111,712       3,040       85,500       8,035      225,984
Bemis Co                          760       28,833         782       29,667       1,389       52,695
Berkshire Hathaway Inc
  Class A+                          4      256,800           4      256,800           8      513,600
Berkshire Hathaway Inc
  Class B+                         21       42,063           4        8,012          19       38,057
Bethlehem Steel Corp+           2,256       17,343       1,742       13,392       3,579       27,514
Biomet Inc                      1,631       58,308       1,347       48,155       3,280      117,260
Block (H R) Inc                 1,749       97,288       1,433       79,711       2,800      155,750
Boeing Co                      16,648      754,363      13,842      627,216      29,705    1,346,008
Boise Cascade Corp                722       26,263         886       32,228       1,483       53,944
Briggs & Stratton Corp            452       27,516         459       27,942         654       39,812
Brown-Forman Corp
  Class B                         930       54,637         840       49,350       1,870      109,862
Brunswick Corp                  1,722       44,019       1,245       31,825       2,545       65,057
Burlington Northern Santa
  Fe                            7,827      226,983       6,495      188,355      13,752      398,808
Burlington Resources Inc        2,913      121,800       2,284       95,500       4,922      205,801
Cabletron Systems Inc+          2,689       45,209       2,082       35,004       4,051       68,107
Canadian National Railway
  Co                               12          763          11          699          23        1,462
Cardinal Health Inc             4,873      310,654       3,834      244,418      10,677      680,659
Carnival Corp Class A           7,610      340,072       6,699      299,362      11,828      528,564
Carolina Power & Light Co       2,619       95,266       2,164       78,716       4,414      160,559
Case Corp                       1,068       52,733       1,001       49,424       1,888       93,220
Caterpillar Inc                 6,030      341,449       5,168      292,638      10,594      599,885
CBS Corp+                      11,579      544,213       9,832      462,104      20,761      975,767
Cendant Corp+                  14,012      251,340      11,882      213,133      25,198      451,989
Centex Corp                       770       21,656         699       19,659       1,577       44,353
Central & South West Corp       3,495       79,074       2,747       62,151       5,853      132,424
CenturyTel Inc                  1,833       72,060         100        3,931         200        7,862
Champion International
  Corp                          1,602       88,110       1,328       73,040       2,514      138,270
Chase Manhattan                11,985    1,002,995       9,630      805,911      22,982    1,923,306
Chevron Corp                   10,663      983,662       8,931      823,885      18,989    1,751,735
Chubb Corp                      2,763      158,009       2,320      132,675       4,842      276,902
CIGNA Corp                      3,481      312,637       2,936      263,690       6,150      552,347
Cincinnati Financial Corp       2,830      112,139       2,205       87,373       4,815      190,794
Cinergy Corp                    2,676       81,284       2,026       61,540       4,484      136,202
Circuit City Stores Inc         3,396      146,028       2,776      119,368       5,250      225,750
Citigroup Inc                  55,617    2,471,480      45,801    2,035,282      99,507    4,421,842

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Clear Channel
  Communications Inc+             243  $    17,025       1,471  $   103,062
CMS Energy Corp                    --           --          --           --
Coastal Corp                      144        6,237       1,218       52,755
Coca-Cola Enterprises Co        1,036       29,461       2,205       62,705
Columbia Gas System Inc           142        8,357         542       31,982
Columbia/HCA Healthcare
  Corp                            650       16,006       4,084      100,569
Comcast Corp Class A              580       18,922       4,068      132,718
Comerica Inc                      194       10,100         872       45,399
Compaq Computer Corp            1,777       41,204      10,227      237,139
Computer Sciences Corp+           242       16,743         727       50,299
ConAgra Inc                       858       21,021       2,372       58,114
Conoco Inc Class B                 --           --         100        2,687
Conseco Inc                       302        7,248       1,872       44,928
Consolidated Edison Inc           155        6,820       1,449       63,756
Consolidated Natural Gas
  Co                              122        7,770         511       32,544
Consolidated Stores Corp+         158        2,548         678       10,933
Constellation Energy
  Group                            67        1,985         819       24,263
Cooper Industries Inc             123        6,381         734       38,076
Cooper Tire & Rubber Co            65        1,235         514        9,766
Coors (Adolph) Co
  Class B                          59        3,367         318       18,146
Costco Wholesale Corp+            285       21,304       1,426      106,593
Countrywide Credit
  Industries Inc                   94        3,020         695       22,327
Crane Co                          120        2,887         507       12,200
Crown Cork & Seal Co               65        1,727         714       18,966
CSX Corp                           97        4,238       1,323       57,799
Cummins Engine Co Inc              25        1,481         288       17,064
CVS Corp                          214        8,921       2,201       91,754
Cyprus Amax Minerals              170        2,879         555        9,400
Dana Corp                         219        9,540         981       42,735
Danaher Corp                      500       29,375         477       28,024
Darden Restaurants Inc             90        1,406         674       10,531
Data General Corp+                  4           74         424        7,818
Dayton-Hudson Corp                273       15,834       2,448      141,984
Deere & Co                        189        7,347       1,694       65,854
Delphi Automotive Systems
  Corp                            531        9,956       2,781       52,144
Delta Air Lines Inc               252       12,805         953       48,424
Deluxe Corp                        64        2,180         514       17,508
Dillards Inc Class A              118        2,773         598       14,053
Disney (Walt) Co                2,179       60,467      12,561      348,568
Dominion Resources Inc            198        9,157       1,165       53,881
Donnelley (R R) & Sons Co         139        4,361         745       23,374
Dover Corp                        185        7,157       1,303       50,410
Dow Chemical Co                   301       34,201       1,394      158,393

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Clear Channel
  Communications Inc+           4,164  $   291,740       3,412  $   239,053       7,327  $   513,348
CMS Energy Corp                 1,352       53,488         100        3,956         200        7,912
Coastal Corp                    3,527      152,763       2,790      120,842       6,065      262,690
Coca-Cola Enterprises Co        5,919      168,322       5,049      143,581      12,550      356,891
Columbia Gas System Inc         1,274       75,246       1,075       63,492       2,126      125,567
Columbia/HCA Healthcare
  Corp                         10,471      257,848       8,797      216,626      18,944      466,496
Comcast Corp Class A           11,540      376,492       9,194      299,954      23,780      775,823
Comerica Inc                    2,717      141,454       2,210      115,058       4,534      236,051
Compaq Computer Corp           27,047      627,152      22,709      526,565      48,356    1,121,255
Computer Sciences Corp+         2,292      158,578       1,811      125,299       4,412      305,255
ConAgra Inc                     7,027      172,161       5,473      134,088      13,446      329,427
Conoco Inc Class B                 --           --         100        2,687          --           --
Conseco Inc                     5,011      120,264       4,155       99,720       8,925      214,200
Consolidated Edison Inc         3,803      167,332       3,137      138,028       6,653      292,732
Consolidated Natural Gas
  Co                            1,685      107,313       1,326       84,450       2,513      160,047
Consolidated Stores Corp+       1,739       28,041       1,465       23,623       3,202       51,632
Constellation Energy
  Group                         2,573       76,225       2,079       61,590       4,247      125,817
Cooper Industries Inc           1,993      103,387       1,630       84,556       3,347      173,626
Cooper Tire & Rubber Co         1,101       20,919         918       17,442       1,987       37,753
Coors (Adolph) Co
  Class B                         533       30,414         651       37,148         799       45,593
Costco Wholesale Corp+          3,543      264,839       2,809      209,973       6,176      461,656
Countrywide Credit
  Industries Inc                1,867       59,977       1,561       50,147       3,184      102,286
Crane Co                        1,017       24,472         816       19,635       1,922       46,248
Crown Cork & Seal Co            2,039       54,161       1,740       46,219       3,567       94,748
CSX Corp                        3,523      153,911       2,858      124,859       6,262      273,571
Cummins Engine Co Inc             631       37,387         519       30,751         901       53,384
CVS Corp                        6,083      253,585       5,008      208,771      12,720      530,265
Cyprus Amax Minerals            1,676       28,387       1,180       19,986       2,629       44,529
Dana Corp                       2,760      120,233       2,183       95,097       4,672      203,524
Danaher Corp                    1,263       74,201         965       56,694       4,381      257,384
Darden Restaurants Inc          2,279       35,609       1,851       28,922       4,203       65,672
Data General Corp+                781       14,400         572       10,546       1,177       21,701
Dayton-Hudson Corp              6,911      400,838       5,541      321,378      14,255      826,790
Deere & Co                      4,245      165,024       3,472      134,974       6,910      268,626
Delphi Automotive Systems
  Corp                          7,385      138,469       6,078      113,962      13,028      244,275
Delta Air Lines Inc             2,476      125,812       2,125      107,977       4,505      228,910
Deluxe Corp                     1,191       40,568       1,067       36,345       1,984       67,580
Dillards Inc Class A            1,835       43,122       1,458       34,263       3,395       79,782
Disney (Walt) Co               33,323      924,713      27,874      773,503      59,323    1,646,213
Dominion Resources Inc          3,189      147,491       2,624      121,360       5,671      262,284
Donnelley (R R) & Sons Co       2,223       69,747       1,913       60,020       4,150      130,206
Dover Corp                      3,672      142,061       2,898      112,116       7,244      280,252
Dow Chemical Co                 3,681      418,254       2,953      335,535       6,482      736,517

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DTE Energy Co                     218  $     8,597         870  $    34,311
Du Pont (E I) De Nemours        1,500       95,062       5,608      355,407
Duke Power Co                     251       14,432       2,240      128,800
Eastern Enterprises                39        1,753         180        8,089
Eastman Chemical Co               114        5,294         511       23,730
Eastman Kodak Co                  243       17,845       2,132      156,569
Eaton Corp                         76        7,448         459       44,982
Edison International              337        8,551       2,183       55,394
EG&G Inc                           25          795         333       10,594
Electronic Data Systems
  Corp                            568       31,879       2,875      161,359
Emerson Electric Co               565       35,383       2,293      143,599
Engelhard Corp                     --           --         756       15,073
Enron Corp                        476       19,932       3,976      166,495
Entergy Corp                      150        4,472       1,531       45,643
Exxon Corp                      2,957      233,233      16,278    1,283,927
FDX Corp+                         324       13,750       1,804       76,557
Federal Home Loan
  Mortgage Corp                   703       36,204       3,544      182,516
Federal National Mortgage
  Assoc                         1,021       63,430       6,304      391,636
Federated Department
  Stores Inc+                     179        8,234       1,213       55,798
Fifth Third Bancorp               349       23,121       1,318       87,318
First Data Corp                   353       15,532       2,715      119,460
First Union Corp                  911       37,806       5,793      240,411
Firstar Corp                    3,724       99,850       5,928      158,944
FirstEnergy Corp                  160        4,570       1,415       40,416
Fleet Financial Group Inc         602       23,967       3,512      139,822
Fleetwood Enterprises Inc          32          652         313        6,377
Florida Progress Corp              --           --          --           --
Fluor Corp                        113        4,675         514       21,267
FMC Corp+                           2          116         223       12,990
Ford Motor Co                   1,381       71,985       8,127      423,620
Fortune Brands Inc                180        6,750       1,051       39,413
Foster Wheeler Corp               142        1,837         316        4,088
FPL Group Inc                     221       11,934       1,153       62,262
Franklin Resources Inc            328       11,787       1,300       46,719
Fruit of the Loom Inc
  Class A+                        197        1,379         380        2,660
Gannett Co Inc                    408       27,718       1,430       97,151
General Dynamics Corp             316       19,908       1,137       71,631
General Instrument Corp+           --           --         585       28,775
General Motors Corp
  Class A                         761       50,321       4,052      267,939
Genuine Parts Co                   79        2,281       1,069       30,867
Georgia-Pacific Corp              254       10,509       1,146       47,416
Golden West Financial              54        4,904         470       42,682
Goodrich (B F) Co                  82        3,029         735       27,149

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DTE Energy Co                   2,448  $    96,543       2,032  $    80,137       4,176  $   164,691
Du Pont (E I) De Nemours       15,771      999,487      12,653      801,884      30,475    1,931,353
Duke Power Co                   5,956      342,470       5,109      293,767      10,436      600,070
Eastern Enterprises               421       18,919         382       17,166         511       22,963
Eastman Chemical Co             1,185       55,028       1,065       49,456       1,970       91,482
Eastman Kodak Co                5,676      416,831       4,516      331,644       9,226      677,534
Eaton Corp                      1,049      102,802         879       86,142       1,894      185,612
Edison International            5,822      147,733       4,970      126,114      10,207      259,003
EG&G Inc                          752       23,923         618       19,660       1,117       35,535
Electronic Data Systems
  Corp                          8,026      450,459       6,626      371,884      14,175      795,572
Emerson Electric Co             6,150      385,144       4,986      312,248      11,948      748,244
Engelhard Corp                  2,406       47,970       1,957       39,018       4,031       80,368
Enron Corp                     10,650      445,969       9,102      381,146      18,680      782,225
Entergy Corp                    3,945      117,610       3,309       98,650       6,824      203,441
Exxon Corp                     42,176    3,326,632      34,411    2,714,168      70,642    5,571,888
FDX Corp+                       4,726      200,560       3,998      169,665       8,736      370,734
Federal Home Loan
  Mortgage Corp                10,817      557,075       8,633      444,599      21,776    1,121,464
Federal National Mortgage
  Assoc                        16,881    1,048,732      14,123      877,391      29,981    1,862,570
Federated Department
  Stores Inc+                   3,536      162,656       2,802      128,892       6,081      279,726
Fifth Third Bancorp             3,742      247,908       2,984      197,690       7,210      477,663
First Data Corp                 7,193      316,492       6,059      266,596      12,874      566,456
First Union Corp               15,653      649,600      13,213      548,338      28,032    1,163,328
Firstar Corp                   11,297      302,901       9,781      262,253      24,654      661,035
FirstEnergy Corp                3,920      111,965       3,185       90,972       6,725      192,083
Fleet Financial Group Inc       9,271      369,102       7,650      304,566      16,298      648,864
Fleetwood Enterprises Inc         508       10,351         465        9,474         800       16,300
Florida Progress Corp           1,457       68,297          --           --         100        4,687
Fluor Corp                      1,109       45,885         976       40,382       2,108       87,219
FMC Corp+                         618       35,998         576       33,552         733       42,697
Ford Motor Co                  20,892    1,088,996      17,108      891,755      35,120    1,830,630
Fortune Brands Inc              2,884      108,150       2,219       83,212       4,827      181,012
Foster Wheeler Corp               617        7,982         478        6,184         899       11,631
FPL Group Inc                   2,929      158,166       2,310      124,740       5,234      282,636
Franklin Resources Inc          2,663       95,702       2,859      102,745       5,220      187,594
Fruit of the Loom Inc
  Class A+                      1,177        8,239         656        4,592       2,068       14,476
Gannett Co Inc                  4,071      276,574       3,146      213,731       7,569      514,219
General Dynamics Corp           2,864      180,432       2,446      154,098       5,447      343,161
General Instrument Corp+        2,535      124,690       2,030       99,851         200        9,837
General Motors Corp
  Class A                      10,667      705,355       8,899      588,446      19,015    1,257,367
Genuine Parts Co                2,869       82,842       2,228       64,334       4,991      144,115
Georgia-Pacific Corp            3,008      124,456       2,362       97,728       5,084      210,350
Golden West Financial             777       70,561         787       71,469       1,561      141,758
Goodrich (B F) Co               1,824       67,374       1,439       53,153       3,349      123,704

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Goodyear Tire & Rubber Co         247  $    13,863         925  $    51,916
GPU Inc                           122        4,163         718       24,502
Grainger (W W) Inc                 72        3,136         554       24,134
Great Atlantic & Pacific
  Tea Co                           59        2,072         278        9,765
Great Lakes Chemical Corp          67        2,760         418       17,216
Halliburton Co                    575       26,666       2,445      113,387
Harcourt General Inc               79        3,461         457       20,022
Harnischfeger Industries
  Inc                              50           72         185          266
Harrah's Entertainment
  Inc+                             48        1,080         512       11,520
Harris Corp                       104        2,730         607       15,934
Hartford Financial
  Services Group                  192        8,724       1,457       66,202
Hasbro Inc                        167        4,081       1,225       29,936
HCR Manor Care Inc+               101        1,976         651       12,735
Healthsouth Corp+                 500        4,094       2,510       20,551
Helmerich & Payne Inc              30          827         400       11,025
Hewlett-Packard Co              1,134      119,495       6,363      670,501
Homestake Mining Co               152        1,292       1,202       10,217
Honeywell Inc                     164       18,614         784       88,984
Household International
  Inc                             549       20,725       2,911      109,890
Humana Inc+                       177        1,604       1,000        9,063
Huntington Bancshares Inc         108        3,233       1,299       38,889
Ikon Office Solutions Inc         124        1,380         673        7,487
Illinois Tool Works Inc           309       24,083       1,308      101,942
Inco Ltd                          166        3,403         809       16,584
Ingersoll-Rand Co                 172       10,944       1,080       68,715
International Flavor &
  Fragrances                      156        6,357         503       20,497
International Paper Co            328       15,437       2,456      115,585
ITT Industries Inc                126        4,260         731       24,717
Jefferson-Pilot Corp              140        9,345         618       41,252
Johnson Controls Inc               86        5,880         465       31,794
K Mart Corp+                      584        7,336       2,962       37,210
Kaufman & Broad Home Corp          49        1,001         298        6,090
Kerr-McGee Corp                    97        5,432         418       23,408
Keycorp                           454       13,166       2,503       72,587
Kingworld Productions+             94        3,584         455       17,347
KLA Instruments Corp+              94        5,904         501       31,469
Knight-Ridder Inc                 124        6,688         562       30,313
Laidlaw Inc Class B               395        2,469       1,844       11,525
Lehman Brothers Holdings          180        9,675         750       40,312
Limited Inc                       197        7,461       1,414       53,555
Lincoln National Corp             248       11,625       1,242       58,219
Liz Claiborne Inc                  81        2,977         455       16,721
Lockheed Martin Corp              410       15,170       2,433       90,021

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Goodyear Tire & Rubber Co       2,758  $   154,793       2,247  $   126,113       4,736  $   265,808
GPU Inc                         2,052       70,025       1,771       60,435       3,702      126,331
Grainger (W W) Inc              1,672       72,837       1,355       59,027       2,586      112,653
Great Atlantic & Pacific
  Tea Co                          617       21,672         607       21,321         817       28,697
Great Lakes Chemical Corp         780       32,126         740       30,479       1,577       64,953
Halliburton Co                  6,164      285,856       4,961      230,066      12,139      562,946
Harcourt General Inc              994       43,550         896       39,256       1,828       80,089
Harnischfeger Industries
  Inc                             933        1,341         704        1,012       1,480        2,128
Harrah's Entertainment
  Inc+                          1,662       37,395       1,252       28,170       2,653       59,693
Harris Corp                     1,220       32,025       1,063       27,904       1,912       50,190
Hartford Financial
  Services Group                3,800      172,663       3,156      143,401       6,700      304,431
Hasbro Inc                      3,192       78,005       2,653       64,833       5,601      136,875
HCR Manor Care Inc+             1,834       35,878       1,517       29,676       4,512       88,266
Healthsouth Corp+               6,837       55,978       5,824       47,684      11,705       95,835
Helmerich & Payne Inc             805       22,188         640       17,640       1,275       35,142
Hewlett-Packard Co             16,975    1,788,741      14,231    1,499,592      30,059    3,167,467
Homestake Mining Co             3,456       29,376       2,776       23,596       5,531       47,013
Honeywell Inc                   2,099      238,236       1,842      209,067       3,607      409,394
Household International
  Inc                           7,963      300,603       6,642      250,736      14,321      540,618
Humana Inc+                     2,672       24,215       2,207       20,001       4,345       39,377
Huntington Bancshares Inc       3,810      114,062       2,954       88,435       6,507      194,803
Ikon Office Solutions Inc       2,471       27,490       1,805       20,081       3,711       41,285
Illinois Tool Works Inc         3,597      280,341       2,819      219,706       6,797      529,741
Inco Ltd                        2,605       53,402       2,235       45,817       4,363       89,441
Ingersoll-Rand Co               2,962      188,457       2,327      148,055       4,692      298,529
International Flavor &
  Fragrances                    1,564       63,733       1,098       44,743       2,904      118,338
International Paper Co          6,588      310,048       5,695      268,021      11,824      556,467
ITT Industries Inc              2,061       69,688       1,624       54,912       3,252      109,958
Jefferson-Pilot Corp            1,695      113,141       1,492       99,591       2,984      199,182
Johnson Controls Inc            1,256       85,879       1,130       77,264       2,140      146,323
K Mart Corp+                    8,052      101,153       6,677       83,880      14,101      177,144
Kaufman & Broad Home Corp         624       12,753         447        9,136         839       17,147
Kerr-McGee Corp                 1,354       75,824       1,156       64,736       2,391      133,896
Keycorp                         7,234      209,786       5,967      173,043      12,709      368,561
Kingworld Productions+          1,073       40,908         958       36,524       1,904       72,590
KLA Instruments Corp+           1,359       85,362       1,155       72,548       2,323      145,913
Knight-Ridder Inc               1,094       59,008       1,071       57,767       1,888      101,834
Laidlaw Inc Class B             5,328       33,300       4,507       28,169       9,017       56,356
Lehman Brothers Holdings        1,955      105,081       1,685       90,569       3,425      184,094
Limited Inc                     3,692      139,835       3,047      115,405       6,621      250,770
Lincoln National Corp           3,288      154,125       2,670      125,156       5,722      268,219
Liz Claiborne Inc                 879       32,303         809       29,731       1,798       66,076
Lockheed Martin Corp            6,050      223,850       5,286      195,582      11,264      416,768

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Loews Corp                        135  $    10,597         733  $    57,540
Longs Drug Stores Corp             66        2,075         324       10,186
Louisiana-Pacific Corp             63        1,165         592       10,952
Lowe's Co Inc                     314       14,208       2,140       96,835
LSI Logic Corp+                   118        6,696         799       45,343
Mallinckrodt Group Inc             77        2,469         459       14,717
Marriott International            306       10,480       1,312       44,936
Marsh & McLennan
  Companies Inc                   220       16,019       1,477      107,544
Masco Corp                        322        9,117       2,033       57,559
Mattel Inc                        613       13,065       2,201       46,909
May Department Stores Co          221        8,633       2,109       82,383
MBIA Inc                           94        4,876         624       32,370
MBNA Corp                         606       14,961       4,140      102,206
McDermott International
  Inc                              46        1,038         436        9,837
McDonald's Corp                 1,358       56,187       8,400      347,550
MCI WorldCom Inc+               2,354      178,316      11,030      835,523
Mead Corp                         102        3,806         635       23,693
MediaOne Group Inc+               680       44,710       3,685      242,289
Mellon Bank Corp                  494       16,487       3,126      104,330
Mercantile Bancorp                134        7,395         845       46,633
Meredith Corp                      82        2,844         404       14,014
Merrill Lynch & Co Inc            240       17,910       2,134      159,250
MGIC Investment Corp               95        4,127         734       31,883
Micron Technology Inc+            145       10,812       1,232       91,861
Milacron Inc                       51          918         337        6,066
Minnesota Mining &
  Manufacturing Co                505       47,722       2,105      198,923
Mirage Resorts Inc+               217        2,835       1,001       13,076
Mobil Corp                        869       88,964       4,690      480,139
Monsanto Co                       820       33,671       3,041      124,871
Moore Corp Ltd                     44          410         438        4,079
Morgan (J P) & Co Inc             216       27,904       1,109      143,269
Morgan Stanley Dean
  Witter                          654       56,121       3,666      314,589
Motorola Inc                      776       71,586       4,016      370,476
Nabisco Group Holdings
  Corp                            370        6,567       1,903       33,778
NACCO Industries Inc
  Class A                          18        1,402          48        3,738
Nalco Chemical Co                  64        3,288         409       21,012
National City Corp                852       23,536       3,422       94,533
National Semiconductor+            86        2,424         942       26,553
National Service
  Industries Inc                   39        1,248         332       10,624
Navistar International
  Corp+                           124        6,030         456       22,173
New Century Energies Inc           --           --          20          722
New York Times Co
  Class A                         162        6,328       1,113       43,477
Newmont Mining Corp                87        1,768       1,171       23,932

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Loews Corp                      1,847  $   144,989       1,597  $   125,364       3,333  $   261,640
Longs Drug Stores Corp            579       18,202         566       17,794         896       28,168
Louisiana-Pacific Corp          1,731       32,024       1,564       28,934       3,231       59,773
Lowe's Co Inc                   5,633      254,893       4,839      218,965      10,143      458,971
LSI Logic Corp+                 2,342      132,908       2,026      114,976       4,010      227,567
Mallinckrodt Group Inc          1,018       32,640         890       28,536       1,867       59,861
Marriott International          3,535      121,074       2,866       98,160       6,922      237,078
Marsh & McLennan
  Companies Inc                 4,230      307,997       3,453      251,422       7,300      531,531
Masco Corp                      5,568      157,644       4,594      130,068       9,757      276,245
Mattel Inc                      4,336       92,411       3,146       67,049       8,073      172,064
May Department Stores Co        5,647      220,586       4,731      184,805      10,045      392,383
MBIA Inc                        1,732       89,848       1,400       72,625       2,610      135,394
MBNA Corp                      12,142      299,756       9,522      235,074      24,396      602,276
McDermott International
  Inc                             773       17,441         942       21,254       1,558       35,152
McDonald's Corp                22,112      914,884      18,664      772,223      39,838    1,648,297
MCI WorldCom Inc+              32,408    2,454,906      26,494    2,006,921      63,936    4,843,152
Mead Corp                       1,776       66,267       1,330       49,626       2,722      101,565
MediaOne Group Inc+             9,884      649,873       8,382      551,116      17,635    1,159,501
Mellon Bank Corp                8,552      285,423       7,054      235,427      14,882      496,687
Mercantile Bancorp              2,503      138,134       2,076      114,569       4,480      247,240
Meredith Corp                     721       25,010         708       24,559       1,301       45,128
Merrill Lynch & Co Inc          5,678      423,721       4,859      362,603       9,942      741,922
MGIC Investment Corp            1,851       80,403       1,493       64,852       3,309      143,735
Micron Technology Inc+          3,321      247,622       2,820      210,266       5,792      431,866
Milacron Inc                      587       10,566         462        8,316         855       15,390
Minnesota Mining &
  Manufacturing Co              5,437      513,796       4,649      439,330      10,736    1,014,552
Mirage Resorts Inc+             2,965       38,730       2,309       30,161       4,814       62,883
Mobil Corp                     12,616    1,291,563      10,583    1,083,435      22,600    2,313,675
Monsanto Co                     8,629      354,328       7,014      288,012      16,370      672,193
Moore Corp Ltd                  1,538       14,323       1,181       10,998       2,819       26,252
Morgan (J P) & Co Inc           2,962      382,653       2,505      323,615       5,082      656,531
Morgan Stanley Dean
  Witter                        9,491      814,446       7,858      674,315      16,872    1,447,828
Motorola Inc                   10,242      944,824       8,488      783,018      17,239    1,590,298
Nabisco Group Holdings
  Corp                          5,245       93,099       4,416       78,384      13,613      241,631
NACCO Industries Inc
  Class A                         147       11,448         149       11,603         179       13,940
Nalco Chemical Co                 868       44,593         847       43,515       1,769       90,882
National City Corp              9,528      263,211       7,552      208,624      17,818      492,222
National Semiconductor+         2,784       78,474       2,229       62,830       4,476      126,167
National Service
  Industries Inc                  656       20,992         569       18,208         964       30,848
Navistar International
  Corp+                           897       43,617         854       41,526       1,854       90,151
New Century Energies Inc        1,221       44,109         100        3,612         200        7,225
New York Times Co
  Class A                       3,127      122,148       2,524       98,594       5,411      211,367
Newmont Mining Corp             2,813       57,480       2,283       46,659       5,406      110,485

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Niagra Mohawk Holdings
  Inc+                            171  $     2,586       1,022  $    15,458
NICOR Inc                          44        1,702         330       12,767
Nike Inc Class B                  193        8,926       1,786       82,602
Nordstrom Inc                     224        6,342         780       22,084
Norfolk Southern Corp             492       12,884       2,545       66,647
Nortel Networks Corp            1,666       68,410       6,994      287,191
Northern States Power Co           90        2,121       1,110       26,154
Northern Trust Corp               124       10,517         670       56,824
Northrop Grumman Corp             129        9,352         429       31,103
Novell Inc+                       425       10,067       2,196       52,018
Nucor Corp                        121        5,634         499       23,235
Occidental Petroleum Corp         400        8,675       2,205       47,821
Office Depot Inc+               1,807       18,861       4,075       42,533
ONEOK Inc                          49        1,522         225        6,989
Owens Illinois Inc+               136        3,366         898       22,225
PACCAR Inc                         93        5,127         552       30,429
Pacificorp                        317        6,479       1,868       38,177
Paine Webber Group Inc            500       19,625       1,132       44,431
Pall Corp                          13          258         642       12,760
Parker Hannifin Corp              138        6,037         637       27,869
PECO Energy Co                    242        9,831       1,303       52,934
Penney (J C) Co Inc               166        6,017       1,463       53,034
Peoples Energy Corp                53        1,931         245        8,927
PG & E Corp                       446       13,519       2,365       71,689
Pharmacia and Upjohn Inc          517       27,013       3,010      157,272
Phelps Dodge Corp                  66        3,692         420       23,494
Philip Morris Co Inc            2,771      103,739      13,047      488,447
Phillips Petroleum Co             169        8,619       1,829       93,279
Placer Dome Inc                   321        3,330       2,072       21,497
PNC Bank Corp                     229       11,980       1,895       99,132
Polaroid Corp                      34          922         327        8,870
Potlatch Corp                       2           77         230        8,884
PP & L Resources Inc               87        2,436         910       25,480
PPG Industries Inc                185       11,112       1,089       65,408
Praxair Inc                       198        9,306         921       43,287
Progressive Corp Ohio              75        7,650         425       43,350
Public Service Enterprise
  Group                           108        4,428       1,440       59,040
Pulte Corp                         90        2,081         354        8,186
Raytheon Co Class B               284       19,347       2,028      138,158
Reebok International Ltd+         137        1,618         409        4,831
Regions Financial Corp             70        2,472       1,237       43,682
Reliant Energy Inc                344        9,524       1,793       49,644
Republic New York Corp             94        6,521         632       43,845

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Niagra Mohawk Holdings
  Inc+                          3,117  $    47,145       2,466  $    37,298       5,359  $    81,055
NICOR Inc                         789       30,524         701       27,120       1,159       44,839
Nike Inc Class B                4,774      220,797       3,956      182,965       8,257      381,886
Nordstrom Inc                   2,501       70,810       2,011       56,936       4,512      127,746
Norfolk Southern Corp           6,621      173,387       5,598      146,598      11,812      309,327
Nortel Networks Corp           20,724      850,979      16,773      688,733      42,016    1,725,282
Northern States Power Co        2,744       64,656       2,196       51,743       4,413      103,981
Northern Trust Corp             1,816      154,020       1,561      132,392       3,150      267,159
Northrop Grumman Corp             943       68,368         869       63,002       1,948      141,230
Novell Inc+                     5,780      136,914       4,872      115,406       9,808      232,327
Nucor Corp                      1,446       67,329       1,155       53,780       2,232      103,928
Occidental Petroleum Corp       5,762      124,963       4,744      102,885      10,405      225,658
Office Depot Inc+               6,658       69,493       6,129       63,971      16,905      176,446
ONEOK Inc                         493       15,314         497       15,438         555       17,240
Owens Illinois Inc+             2,641       65,365       2,031       50,267       4,480      110,880
PACCAR Inc                      1,133       62,457       1,018       56,117       1,903      104,903
Pacificorp                      4,955      101,268       3,981       81,362       8,344      170,531
Paine Webber Group Inc          1,972       77,401       1,875       73,594       5,320      208,810
Pall Corp                       2,160       42,930       1,713       34,046       3,478       69,125
Parker Hannifin Corp            1,778       77,787       1,428       62,475       3,024      132,300
PECO Energy Co                  3,582      145,519       3,005      122,078       6,377      259,066
Penney (J C) Co Inc             4,036      146,305       3,327      120,604       7,145      259,006
Peoples Energy Corp               559       20,369         577       21,024         781       28,458
PG & E Corp                     6,159      186,695       5,181      157,049      11,132      337,439
Pharmacia and Upjohn Inc        8,319      434,668       6,899      360,473      14,653      765,619
Phelps Dodge Corp                 770       43,072         828       46,316       1,572       87,934
Philip Morris Co Inc           38,744    1,450,479      31,108    1,164,606      78,347    2,933,116
Phillips Petroleum Co           4,461      227,511       3,675      187,425       7,324      373,524
Placer Dome Inc                 4,616       47,891       4,385       45,494       8,491       88,094
PNC Bank Corp                   5,067      265,067       3,956      206,948       8,740      457,211
Polaroid Corp                     696       18,879         642       17,414       1,047       28,400
Potlatch Corp                     530       20,471         522       20,162         495       19,119
PP & L Resources Inc            2,577       72,156       2,013       56,364       4,787      134,036
PPG Industries Inc              2,938      176,464       2,371      142,408       5,161      309,983
Praxair Inc                     2,640      124,080       2,172      102,084       4,670      219,490
Progressive Corp Ohio           1,044      106,488         938       95,676       2,041      208,182
Public Service Enterprise
  Group                         3,809      156,169       3,086      126,526       6,559      268,919
Pulte Corp                        676       15,633         537       12,418       1,011       23,379
Raytheon Co Class B             5,535      377,072       4,583      312,217       9,661      658,156
Reebok International Ltd+         916       10,820         713        8,422       1,454       17,175
Regions Financial Corp          3,410      120,416       2,965      104,702       6,073      214,453
Reliant Energy Inc              4,909      135,918       3,940      109,089       8,477      234,707
Republic New York Corp          1,850      128,344       1,494      103,646       3,013      209,027

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Reynolds Metals Co                 49  $     3,102         476  $    30,137
Rite Aid Corp                     238        4,403       1,568       29,008
Rockwell International
  Corp                            220       13,008       1,214       71,778
Rohm & Haas Co                    190        7,101       1,463       54,680
Rowan Co Inc+                      66        1,229         469        8,735
Russell Corp                       65        1,089         283        4,740
Ryder System Inc                  129        2,846         462       10,193
SAFECO Corp                       156        5,557         843       30,032
Schlumberger Ltd                  881       58,807       2,855      190,571
Scientific-Atlanta Inc             75        3,844         549       28,136
Seagate Technology Inc+           117        3,883       1,474       48,918
Seagrams Co Ltd                   244       12,947       2,140      113,554
Sears Roebuck & Co                358       13,425       2,580       96,750
Sempra Energy                     248        5,533       1,463       32,643
Service Corp
  International                   229        3,163       1,508       20,829
Shared Medical System
  Corp                             42        2,360         150        8,428
Sherwin Williams Co                81        1,974       1,054       25,691
Sigma-Aldrich Corp                118        3,805         558       17,995
Silicon Graphics Inc+             204        2,333       1,064       12,170
Snap-On Inc                        38        1,285         347       11,733
Sonat Offshore Drilling
  Co                              122        4,407         686       24,782
Southern Co                       765       20,703       4,275      115,692
SouthTrust Corp                   906       31,993       1,972       69,636
Southwest Airlines Co             473        7,893       2,837       47,342
Springs Industries Inc
  Class A                          33        1,240         185        6,949
Sprint Corp                       970       43,044       5,146      228,354
Sprint Corp (PCS Group)+          117        6,991       1,011       60,407
St Jude Medical Inc+              132        4,785         461       16,711
St Paul Co                        164        5,258       1,470       47,132
Stanley Works                      92        2,426         431       11,368
State Street Boston Corp          205       12,274         747       44,727
Summit Bancorp                    184        6,141       1,080       36,045
Sunoco Inc                        105        3,419         518       16,867
SunTrust Banks Inc                648       41,674       2,318      149,076
Super Value Inc                    86        1,935         641       14,422
Synovus Financial Corp            197        3,718       1,550       29,256
Tektronix Inc                       3          100         356       11,837
Temple-Inland Inc                  49        3,038         455       28,210
Tenet Healthcare Corp+            334        5,824       1,952       34,038
Tenneco Inc                         8          161       1,065       21,433
Texaco Inc                        612       38,862       3,271      207,709
Texas Utilities Co                161        6,510       1,649       66,681
Textron Inc                       237       19,138         949       76,632

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Reynolds Metals Co                974  $    61,666         891  $    56,411       2,024  $   128,145
Rite Aid Corp                   4,297       79,494       3,574       66,119       7,331      135,623
Rockwell International
  Corp                          3,339      197,418       2,673      158,041       5,506      325,542
Rohm & Haas Co                  3,685      137,727       3,068      114,667       6,426      240,172
Rowan Co Inc+                   1,389       25,870       1,017       18,942       2,219       41,329
Russell Corp                      547        9,162         516        8,643         746       12,495
Ryder System Inc                1,042       22,989         893       19,702       1,935       42,691
SAFECO Corp                     2,207       78,624       1,978       70,466       4,168      148,485
Schlumberger Ltd                7,791      520,049       6,133      409,378      14,813      988,768
Scientific-Atlanta Inc          1,129       57,861       1,055       54,069       2,034      104,242
Seagate Technology Inc+         3,983      132,186       3,213      106,631       6,876      228,197
Seagrams Co Ltd                 5,301      281,284       4,520      239,843       9,699      514,653
Sears Roebuck & Co              6,732      252,450       5,576      209,100      11,435      428,812
Sempra Energy                   3,923       87,532       3,229       72,047       6,820      152,171
Service Corp
  International                 4,287       59,214       3,421       47,253       7,249      100,127
Shared Medical System
  Corp                            456       25,622         374       21,014         634       35,623
Sherwin Williams Co             2,952       71,955       2,293       55,892       4,905      119,559
Sigma-Aldrich Corp              1,714       55,276       1,309       42,215       2,679       86,398
Silicon Graphics Inc+           3,119       35,674       2,548       29,143       5,411       61,888
Snap-On Inc                       741       25,055         782       26,441       1,573       53,187
Sonat Offshore Drilling
  Co                            1,820       65,748       1,454       52,526       3,146      113,649
Southern Co                    11,275      305,130       9,471      256,309      20,210      546,933
SouthTrust Corp                 3,297      116,425       3,039      107,315       8,074      285,113
Southwest Airlines Co           8,146      135,936       6,580      109,804      16,236      270,938
Springs Industries Inc
  Class A                         293       11,006         324       12,170         570       21,411
Sprint Corp                    14,070      624,356      11,688      518,655      24,682    1,095,264
Sprint Corp (PCS Group)+        3,170      189,407       2,369      141,548       5,085      303,829
St Jude Medical Inc+            1,410       51,112       1,024       37,120       2,125       77,031
St Paul Co                      3,868      124,018       3,130      100,356       6,818      218,602
Stanley Works                   1,344       35,448         892       23,527       2,365       62,377
State Street Boston Corp        2,367      141,724       1,830      109,571       4,501      269,497
Summit Bancorp                  2,947       98,356       2,346       78,298       5,052      168,611
Sunoco Inc                      1,583       51,546       1,211       39,433       2,487       80,983
SunTrust Banks Inc              5,219      335,647       4,397      282,782       9,562      614,956
Super Value Inc                 1,998       44,955       1,773       39,892       3,466       77,985
Synovus Financial Corp          4,556       85,995       3,312       62,514       8,753      165,213
Tektronix Inc                     804       26,733         708       23,541       1,324       44,023
Temple-Inland Inc                 716       44,392         749       46,438       1,495       92,690
Tenet Healthcare Corp+          5,033       87,763       4,024       70,169       9,000      156,938
Tenneco Inc                     2,853       57,417       2,232       44,919       4,772       96,037
Texaco Inc                      8,897      564,959       7,268      461,518      15,623      992,060
Texas Utilities Co              4,618      186,740       3,806      153,905       7,936      320,912
Textron Inc                     2,676      216,087       2,224      179,588       4,938      398,743

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
The Pep Boys - Manny Moe
  & Jack                          149  $     2,170         469  $     6,830
Thermo Electron Corp+             169        2,683         966       15,335
Thomas & Betts Corp                58        2,610         434       19,530
Timken Co                         142        2,494         370        6,498
Torchmark Corp                    142        4,047         832       23,712
Toys R Us Inc+                    281        3,881       1,611       22,252
Tribune Co                        121       11,291         722       67,372
TRW Inc                           121        6,594         715       38,967
U.S. Bancorp                      681       21,026       3,798      117,263
Unicom Corp                       128        4,944       1,254       48,436
Union Carbide Corp                125        7,109         716       40,723
Union Pacific Corp                278       13,535       1,539       74,930
Union Pacific Resources
  Group                           242        4,341       1,553       27,857
Union Planters Corp               173        7,298         732       30,881
United Healthcare Corp            267       16,237       1,254       76,259
United Technologies Corp          658       43,510       2,479      163,924
Unocal Corp                       104        4,355       1,486       62,226
Unumprovident Corp                279       10,061       1,654       59,647
USX - Marathon Group              265        8,248       1,980       61,628
USX - U.S. Steel Group            126        3,402         455       12,285
VF Corp                           120        4,320         756       27,216
Viacom Inc Class B+               774       32,556       4,310      181,289
Vulcan Materials Co               400       17,050         856       36,487
Wachovia Corp                     282       22,102       1,254       98,282
Washington Mutual Inc             604       19,177       3,653      115,983
Watson Pharmaceutical
  Inc+                            500       17,937         980       35,157
Wellpoint Health
  Networks+                        --           --         340       24,777
Wells Fargo & Co                2,437       97,023      10,838      431,488
Wendy's International Inc         141        3,948         715       20,020
Westvaco Corp                      56        1,466         652       17,074
Weyerhauser Co                    269       15,131       1,259       70,819
Whirlpool Corp                     73        5,160         480       33,930
Willamette Industries Inc         109        4,319         670       26,549
Williams Co Inc                   560       23,100       2,908      119,955
Winn-Dixie Stores Inc             146        4,964         849       28,866
Worthington Industries
  Inc                             177        2,655         452        6,780
                                       -----------              -----------
TOTAL LARGE CAP VALUE
  STOCKS
              -VALUE                   $ 5,625,248              $29,829,210
               -COST                   $ 4,452,875              $23,249,984

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
The Pep Boys - Manny Moe
  & Jack                          947  $    13,791         799  $    11,635       1,715  $    24,975
Thermo Electron Corp+           2,761       43,831       2,126       33,750       4,891       77,645
Thomas & Betts Corp               695       31,275         863       38,835       1,414       63,630
Timken Co                         820       14,401         673       11,820       1,649       28,961
Torchmark Corp                  2,306       65,721       2,003       57,086       4,094      116,679
Toys R Us Inc+                  4,230       58,427       3,587       49,545       7,843      108,331
Tribune Co                      2,054      191,664       1,880      175,428       3,524      328,833
TRW Inc                         2,015      109,818       1,725       94,012       3,633      197,999
U.S. Bancorp                   11,549      356,575       9,170      283,124      23,328      720,252
Unicom Corp                     3,467      133,913       2,859      110,429       6,137      237,042
Union Carbide Corp              2,109      119,949       1,859      105,731       3,994      227,159
Union Pacific Corp              4,075      198,402       3,333      162,275       7,050      343,247
Union Pacific Resources
  Group                         4,108       73,687       3,487       62,548       6,913      124,002
Union Planters Corp             1,998       84,291       1,771       74,714       6,797      286,748
United Healthcare Corp          3,309      201,229       2,517      153,065       5,812      353,442
United Technologies Corp        6,778      448,195       5,600      370,300      13,415      887,067
Unocal Corp                     3,950      165,406       3,241      135,717       6,854      287,011
Unumprovident Corp              3,819      137,723       3,345      120,629       6,883      248,218
USX - Marathon Group            5,089      158,395       3,986      124,064       8,237      256,377
USX - U.S. Steel Group          1,529       41,283       1,089       29,403       2,087       56,349
VF Corp                         2,009       72,324       1,716       61,776       3,621      130,356
Viacom Inc Class B+            11,554      485,990       9,788      411,708      20,900      879,106
Vulcan Materials Co             1,278       54,475       1,308       55,753       4,170      177,746
Wachovia Corp                   3,375      264,516       2,868      224,780       5,993      469,701
Washington Mutual Inc           9,658      306,642       8,062      255,969      17,144      544,322
Watson Pharmaceutical
  Inc+                          1,890       67,804       1,429       51,265       4,275      153,366
Wellpoint Health
  Networks+                        51        3,717         157       11,441         395       28,786
Wells Fargo & Co               29,275    1,165,511      24,058      957,809      54,411    2,166,238
Wendy's International Inc       2,044       57,232       1,753       49,084       3,786      106,008
Westvaco Corp                   1,868       48,918       1,347       35,275       2,684       70,287
Weyerhauser Co                  3,479      195,694       2,716      152,775       5,657      318,206
Whirlpool Corp                  1,130       79,877         988       69,839       1,929      136,356
Willamette Industries Inc       1,822       72,197       1,443       57,179       3,196      126,642
Williams Co Inc                 7,224      297,990       5,994      247,253      12,252      505,395
Winn-Dixie Stores Inc           2,563       87,142       2,090       71,060       4,326      147,084
Worthington Industries
  Inc                           1,645       24,675       1,224       18,360       2,692       40,380
                                       -----------              -----------              -----------
TOTAL LARGE CAP VALUE
  STOCKS
              -VALUE                   $79,851,295              $65,899,687              $144,595,974
               -COST                   $61,613,558              $50,069,231              $119,833,469

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                        1.33%                    1.52%
Abercrombie & Fitch Co+           112  $     3,906         984  $    34,317
Acxiom Corp+                      100        1,756         100        1,756
Adelphia Communications
  Class A+                         --           --          --           --
Affiliated Computer
  Services+                        --           --          --           --
Altera Corp+                      640       26,960       2,024       85,261
Amazon.com Inc+                   200       24,862         428       53,232
American Eagle
  Outfitters+                      --           --          --           --
American Management
  Systems Inc+                     --           --          --           --
American Power
  Conversion+                     600       10,537       1,624       28,521
Amerisource Health Corp
  Class A+                         --           --         100        2,581
Amfm Inc+                         500       24,625       1,120       55,160
Analog Devices Inc+               701       36,101       1,483       76,374
Apollo Group Inc+                  --           --         472       10,355
At Home Corp Series A+            100        4,012         228        9,148
Barnes & Noble+                   200        4,737         516       12,223
Beckman Coulter Inc               194        9,191         196        9,285
Bed Bath & Beyond Inc+            400       11,000       1,120       30,800
Bergen Brunswig Corp
  Class A                         559        8,630       1,192       18,402
Biogen Inc+                       636       48,813       1,214       93,174
Blyth Industries Inc+              --           --          --           --
Cablevision Systems Corp+          --           --         780       54,600
Cadence Design Systems
  Inc+                            964       13,134       1,809       24,648
Cambridge Technology
  Partners+                       100        1,369         252        3,449
Carlisle Corp                     200        8,000         152        6,080
CDW Computer Centers Inc+          --           --          76        3,372
Centocor Inc+                     246       14,729         639       38,260
Central Newspapers
  Class A                         200        8,462          76        3,216
Checkfree Holdings Corp+           --           --          --           --
CIBER Inc+                         --           --         240        4,395
Ciena Corp+                       100        3,512         428       15,033
Cintas Corp                       320       16,440         780       40,072
Citrix Systems Inc+               200       11,400         692       39,444
CMGI Inc+                          --           --         100        8,394
CNet Inc+                          --           --          --           --
Comair Holdings Inc               350        7,394         956       20,195
Comverse Technology Inc+          350       27,300         560       43,680
Convergys Corp+                   100        2,062         100        2,062
Covad Communications
  Group+                           --           --          --           --
Covance Inc+                      190        3,052         411        6,602
Cox Communications Inc
  Class A+                        872       32,420       1,430       53,185
Crompton & Knowles Corp           250        4,375       1,003       17,552

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                        1.94%                    2.60%                    3.24%
Abercrombie & Fitch Co+         2,478  $    86,420       2,134  $    74,423         400  $    13,950
Acxiom Corp+                      300        5,250         100        1,756         300        5,250
Adelphia Communications
  Class A+                        100        6,200         100        6,200         100        6,200
Affiliated Computer
  Services+                       200        8,550         100        4,275         200        8,550
Altera Corp+                    3,970      167,236       4,258      179,368       9,050      381,231
Amazon.com Inc+                   689       85,694         604       75,122       1,755      218,278
American Eagle
  Outfitters+                     100        3,925          --           --         100        3,925
American Management
  Systems Inc+                    200        5,725         100        2,862         200        5,725
American Power
  Conversion+                   3,270       57,429       2,674       46,962       8,232      144,574
Amerisource Health Corp
  Class A+                        300        7,744         100        2,581         200        5,162
Amfm Inc+                       2,304      113,472       1,854       91,309       6,106      300,720
Analog Devices Inc+             3,026      155,839       2,622      135,033       8,240      424,360
Apollo Group Inc+                 864       18,954         827       18,142       1,731       37,974
At Home Corp Series A+            952       38,199         772       30,976       1,796       72,064
Barnes & Noble+                 1,227       29,065         961       22,764       2,373       56,210
Beckman Coulter Inc               545       25,819         519       24,588       1,384       65,567
Bed Bath & Beyond Inc+          2,379       65,422       2,032       55,880       4,393      120,807
Bergen Brunswig Corp
  Class A                       2,234       34,487       2,628       40,570       5,486       84,690
Biogen Inc+                     2,222      170,538       2,160      165,780       6,972      535,101
Blyth Industries Inc+             100        2,831         100        2,831         100        2,831
Cablevision Systems Corp+       1,490      104,300       1,786      125,020         300       21,000
Cadence Design Systems
  Inc+                          3,825       52,116       3,252       44,308      10,284      140,119
Cambridge Technology
  Partners+                       514        7,035         425        5,817       1,125       15,398
Carlisle Corp                     501       20,040         514       20,560       1,313       52,520
CDW Computer Centers Inc+         150        6,656         358       15,886         306       13,579
Centocor Inc+                   1,111       66,521       1,020       61,072       3,651      218,604
Central Newspapers
  Class A                         151        6,389         693       29,323       1,943       82,213
Checkfree Holdings Corp+          100        2,925         100        2,925         100        2,925
CIBER Inc+                        789       14,449         514        9,413       1,390       25,454
Ciena Corp+                     1,040       36,530         671       23,569       2,361       82,930
Cintas Corp                     1,250       64,219       1,534       78,809       3,439      176,679
Citrix Systems Inc+             1,490       84,930       1,874      106,818       3,962      225,834
CMGI Inc+                         300       25,162         100        8,394         300       25,162
CNet Inc+                         100        3,756         100        3,756         100        3,756
Comair Holdings Inc             2,103       44,426       2,008       42,419       4,239       89,549
Comverse Technology Inc+        1,083       84,474       1,406      109,668       3,444      268,632
Convergys Corp+                   700       14,437         300        6,187         700       14,437
Covad Communications
  Group+                          100        4,612          --           --         100        4,612
Covance Inc+                      902       14,488         583        9,364       1,354       21,749
Cox Communications Inc
  Class A+                      2,276       84,635       2,305       85,731       6,809      253,204
Crompton & Knowles Corp         1,928       33,740       1,848       32,340       3,836       67,130

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CSG Systems International
  Inc+                             --  $        --          --  $        --
Delta & Pine Land Co               --           --         240        6,795
DeVry Inc+                        100        2,087         100        2,087
Dial Corp                         436       12,099         926       25,696
DLJDirect+                         --           --          --           --
Dollar Tree Stores Inc+           100        3,294         284        9,372
Doubleclick Inc+                   --           --          --           --
E-Tek Dynamics Inc+                --           --         100        5,669
Earthlink Network Inc+             --           --          --           --
Ebay Inc+                          --           --          --           --
Electronic Arts Inc+              300       20,587         516       35,410
Electronics for Imaging
  Inc+                            300       17,587         240       14,070
Estee Lauder Co Class A           300       13,781         152        6,982
Ethan Allen Interiors Inc         300        8,756         278        8,114
Extreme Networks Inc+              --           --          --           --
Family Dollar Stores Inc          460        9,056       1,507       29,669
Fastenal Co                       200       10,025         152        7,619
Fiserv Inc+                       487       15,006       1,064       32,785
Flowers Industries Inc            309        4,886         962       15,212
Forest Labs Inc Class A+          264       12,787         639       30,952
Galileo International Inc         200        9,700         240       11,640
Gartner Group Inc
  Class A                          --           --         516       10,804
Gartner Group Inc
  Class B+                         13          266         223        4,571
Gentex Corp+                      100        1,912         100        1,912
Genzyme Corp - General
  Division+                       126        7,111         798       45,037
Harley-Davidson Inc               736       40,112       1,560       85,020
Health Management
  Associates Inc
  Class A+                        962        7,696       1,995       15,960
Healtheon Corp+                    --           --          --           --
Hillenbrand Industries
  Inc                             200        5,700         328        9,348
HON Industries Inc                  6          141         651       15,339
Howmet International Inc+          --           --          76        1,358
I2 Technologies Inc+               --           --          76        2,413
Immunex Corp+                     400       26,900         656       44,157
Informix Corp+                  1,190        8,665         761        5,541
Infoseek Corp+                     --           --          --           --
Inktomi Corp+                      --           --          --           --
International Game
  Technology Inc                  497        8,697         944       16,520
International Home Foods
  Inc+                             --           --         152        3,040
International Network
  Services Corp+                   --           --          --           --
Intimate Brands Inc                --           --          --           --
Intuit Inc+                       200       17,913         328       29,376
Iomega Corp+                      700        2,362       2,869        9,683

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CSG Systems International
  Inc+                            100  $     2,256         100  $     2,256         100  $     2,256
Delta & Pine Land Co              100        2,831         100        2,831         188        5,323
DeVry Inc+                        300        6,262         100        2,087         200        4,175
Dial Corp                       1,877       52,087       2,314       64,213       5,306      147,241
DLJDirect+                        100        1,706          --           --         100        1,706
Dollar Tree Stores Inc+           720       23,760         737       24,321       1,643       54,219
Doubleclick Inc+                   --           --          --           --         100        9,987
E-Tek Dynamics Inc+               300       17,006         100        5,669         300       17,006
Earthlink Network Inc+             --           --          --           --         100        4,900
Ebay Inc+                         100       12,556          --           --         100       12,556
Electronic Arts Inc+            1,402       96,212       1,229       84,340       2,815      193,179
Electronics for Imaging
  Inc+                            777       45,552         693       40,627       1,466       85,944
Estee Lauder Co Class A           502       23,061         950       43,641       2,074       95,274
Ethan Allen Interiors Inc       1,001       29,217       1,071       31,260       2,119       61,848
Extreme Networks Inc+             100        6,394          --           --         100        6,394
Family Dollar Stores Inc        3,317       65,303       2,907       57,232       6,333      124,681
Fastenal Co                       501       25,113         514       25,764       1,313       65,814
Fiserv Inc+                     2,182       67,233       1,883       58,020       5,984      184,382
Flowers Industries Inc          2,219       35,088       1,875       29,648       4,241       67,061
Forest Labs Inc Class A+        1,255       60,789       1,125       54,492       3,804      184,256
Galileo International Inc         777       37,684         693       33,610       1,655       80,267
Gartner Group Inc
  Class A                       1,240       25,962         961       20,121       2,285       47,842
Gartner Group Inc
  Class B+                        771       15,805         616       12,628       1,471       30,156
Gentex Corp+                      300        5,719         100        1,912         300        5,719
Genzyme Corp - General
  Division+                       631       35,612         564       31,831       1,201       67,781
Harley-Davidson Inc             2,921      159,194       2,557      139,356       5,700      310,650
Health Management
  Associates Inc
  Class A+                      4,264       34,112       3,476       27,808      11,590       92,720
Healtheon Corp+                   100        3,381         100        3,381         100        3,381
Hillenbrand Industries
  Inc                             689       19,636         604       17,214       2,273       64,780
HON Industries Inc              1,399       32,964         968       22,808       2,435       57,375
Howmet International Inc+         251        4,487          68        1,215         695       12,423
I2 Technologies Inc+              163        5,175         168        5,334         518       16,446
Immunex Corp+                   1,452       97,738       1,384       93,160       3,432      231,016
Informix Corp+                  2,633       19,172       1,509       10,987       4,275       31,128
Infoseek Corp+                    100        3,044         100        3,044         100        3,044
Inktomi Corp+                     100       11,337          --           --         100       11,337
International Game
  Technology Inc                1,904       33,320       2,483       43,452       5,981      104,667
International Home Foods
  Inc+                            701       14,020         514       10,280       1,413       28,260
International Network
  Services Corp+                  200       10,637         100        5,319         100        5,319
Intimate Brands Inc               200        7,712         100        3,856         200        7,712
Intuit Inc+                       789       70,665         604       54,096       2,361      211,457
Iomega Corp+                    6,467       21,826       5,567       18,789      12,443       41,995

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IVAX Corp+                      1,130  $    18,645         891  $    14,701
Ivillage Inc+                      --           --          --           --
IXC Communications Inc+            --           --          76        2,669
Jabil Circuit+                    100        4,481         152        6,811
Jds Uniphase Corp+                 --           --         580       61,516
Jones Apparel Group Inc+          300        7,781         900       23,344
Jones Intercable Inc
  Class A+                         --           --          --           --
Keane Inc+                        100        2,162         692       14,964
Keebler Foods Co+                 200        5,962          88        2,623
Lamar Advertising Co+              --           --          --           --
Legato Systems Inc+                --           --         480       20,670
Level 3 Communications+           100        5,975         200       11,950
LHS Group Inc+                     --           --          76        2,522
Lincare Holdings Inc+              --           --         340        8,967
Linear Technology Corp            872       54,881       1,496       94,154
Linens 'N Things Inc+              --           --          --           --
Lycos Inc+                         --           --         100        4,062
Martin Marietta Inc                --           --          88        4,015
Maxim Integrated Products
  Inc+                            600       40,387       1,120       75,390
McCormick & Co Inc                188        6,016         792       25,344
Medimmune Inc+                     --           --         328       33,845
Meritor Automotive Inc            170        3,708         994       21,682
Microchip Technology Inc+         300       16,425         504       27,594
Miller (Herman) Inc               376        8,859         979       23,068
Mindspring Enterprises
  Inc+                             --           --          --           --
MP3.com+                           --           --          --           --
Mylan Laboratories                603       11,947       1,182       23,418
National Data Corp                200        7,650         240        9,180
Navigant Consulting Inc+           --           --          --           --
Network Associates Inc+           525        8,859       1,274       21,499
New Era of Networks Inc+           --           --          --           --
Northpoint
  Communications+                  --           --          --           --
Northwest Airlines Corp
  Class A+                        100        2,950         516       15,222
Novellus System Inc+              200       10,788         240       12,945
Outback Steakhouse Inc+           100        2,962         692       20,500
Outdoor Systems Inc+              350       11,309         680       21,972
Park Place Entertainment
  Corp+                           464        5,249       1,813       20,510
Perot Systems Corp
  Class A+                         --           --          --           --
Pixar Inc+                         --           --          88        2,997
Pmc-Sierra Inc+                    --           --         100        9,300
Policy Management Systems
  Corp+                           396       12,103          99        3,026
Priceline.com Inc+                 --           --          --           --
Primedia Inc+                      --           --          76        1,050

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IVAX Corp+                      2,036  $    33,594       1,653  $    27,275       3,429  $    56,579
Ivillage Inc+                     100        3,631          --           --         100        3,631
IXC Communications Inc+           163        5,725         168        5,901         330       11,591
Jabil Circuit+                    602       26,977         514       23,034       1,214       54,402
Jds Uniphase Corp+                200       21,212         100       10,606         476       50,486
Jones Apparel Group Inc+        1,984       51,460       1,864       48,348       3,963      102,790
Jones Intercable Inc
  Class A+                        100        4,387         100        4,387         100        4,387
Keane Inc+                      1,427       30,859       1,596       34,513       3,533       76,401
Keebler Foods Co+                 175        5,217         793       23,641       1,666       49,668
Lamar Advertising Co+             100        4,175         100        4,175         100        4,175
Legato Systems Inc+             1,478       63,646       1,208       52,019         400       17,225
Level 3 Communications+           800       47,750         400       23,900         900       53,719
LHS Group Inc+                    251        8,330         157        5,210         507       16,826
Lincare Holdings Inc+             601       15,851         514       13,557       1,400       36,925
Linear Technology Corp          2,704      170,183       2,496      157,092       8,038      505,892
Linens 'N Things Inc+             200        6,850         100        3,425         200        6,850
Lycos Inc+                        200        8,125         100        4,062         300       12,187
Martin Marietta Inc               275       12,547         179        8,167         200        9,125
Maxim Integrated Products
  Inc+                          2,291      154,213       1,854      124,797       6,259      421,309
McCormick & Co Inc              1,451       46,432       1,233       39,456       2,963       94,816
Medimmune Inc+                    300       30,937         100       10,319         200       20,625
Meritor Automotive Inc          1,868       40,746       1,814       39,568       3,730       81,361
Microchip Technology Inc+       1,315       71,996       1,095       59,951       2,638      144,430
Miller (Herman) Inc             2,476       58,341       2,146       50,565       4,640      109,330
Mindspring Enterprises
  Inc+                            200        5,812         100        2,919         200        5,812
MP3.com+                          100        3,412          --           --         100        3,412
Mylan Laboratories              2,348       46,520       2,056       40,734       6,229      123,412
National Data Corp                677       25,895         693       26,507       1,666       63,724
Navigant Consulting Inc+          200        8,775         100        4,387         100        4,387
Network Associates Inc+         2,367       39,943       2,132       35,977       6,779      114,396
New Era of Networks Inc+          100        1,675         100        1,675         100        1,675
Northpoint
  Communications+                 100        2,644         100        2,644         100        2,644
Northwest Airlines Corp
  Class A+                      1,052       31,034       1,686       49,737       3,710      109,445
Novellus System Inc+              777       41,909         604       32,578       1,578       85,113
Outback Steakhouse Inc+         1,215       35,994       1,139       33,743       2,782       82,417
Outdoor Systems Inc+            1,424       46,013       2,054       66,370       4,315      139,428
Park Place Entertainment
  Corp+                         4,986       56,404       3,659       41,392       9,168      103,713
Perot Systems Corp
  Class A+                        200        4,150         100        2,075         200        4,150
Pixar Inc+                         63        2,146         268        9,129         330       11,241
Pmc-Sierra Inc+                   300       27,900         100        9,300         200       18,600
Policy Management Systems
  Corp+                           431       13,172         261        7,977         866       26,467
Priceline.com Inc+                100        6,812          --           --         100        6,812
Primedia Inc+                     251        3,467         168        2,320         695        9,600

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Prodigy Communications
  Corp+                            --  $        --          --  $        --
PSINET Inc+                        --           --          --           --
Quintiles Transnational
  Corp+                           200        7,162         604       21,631
Rambus Inc+                        --           --          88        8,536
Rational Software Corp+           100        2,706         692       18,727
Readers Digest
  Association Class A             300        9,375       1,056       33,000
Realnetworks Inc+                  --           --          --           --
Reynolds & Reynolds Co
  Class A                         146        3,194         810       17,719
Rf Micro Devices Inc+              --           --          --           --
Robert Half International
  Inc+                            200        5,250         924       24,255
Ross Stores Inc                   200        8,325         328       13,653
Rythms Netconnections
  Inc+                             --           --         100        3,825
Safeskin Corp+                    100          794         516        4,096
Sanmina Corp+                     100        7,475         240       18,000
Sapient Corp+                      --           --          --           --
Sepracor Inc+                      --           --         352       26,356
ServiceMaster Co                  700       11,550       2,088       34,452
SFX Entertainment Inc
  Class A+                         --           --          --           --
Shaw Industries Inc             1,060       21,200       1,322       26,440
Siebel Systems Inc+               200       13,737         606       41,625
Snyder Communications
  Inc+                             --           --         152        3,097
Sodexho Marriott Services
  Inc+                             44          621          21          297
Solutia Inc                       543       10,860       1,072       21,440
Sonoco Products                   426       10,117         912       21,660
Speedway Motorsports+              --           --          --           --
SPX Corp+                          33        2,797          43        3,644
Starbucks Corp+                   800       18,300       1,736       39,711
STERIS Corp+                      200        2,512         780        9,799
Sterling Commerce Inc+            277        5,298         989       18,915
Storage Technology Corp+          518       10,878         918       19,278
Stryker Corp                      348       20,053         710       40,914
SunGard Data Systems Inc+         400       10,000         856       21,400
Sybron International
  Corp+                           400       10,300         944       24,308
Sylvan Learning Systems
  Inc+                             --           --          --           --
Symbol Technologies Inc           277        9,643         868       30,217
Synopsys Inc+                     200       11,188         692       38,709
Teradyne Inc+                     276       18,785         798       54,314
The Bisys Group Inc+               --           --          --           --
Tiffany & Co                      452       23,899         780       41,242
TMP Worldwide Inc+                 --           --          --           --
Tootsie Roll Industries           449       15,350         215        7,350
U.S. Foodservice+                 100        2,081          --           --
Unitedglobalcom Inc
  Class A+                         --           --          --           --

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Prodigy Communications
  Corp+                            --  $        --          --  $        --         100  $     1,856
PSINET Inc+                       200        9,575         100        4,787         100        4,787
Quintiles Transnational
  Corp+                         1,315       47,093       1,239       44,372       2,538       90,892
Rambus Inc+                       163       15,811         179       17,363         242       23,474
Rational Software Corp+         1,678       45,411       1,329       35,966       2,526       68,360
Readers Digest
  Association Class A           2,028       63,375       1,875       58,594       3,798      118,687
Realnetworks Inc+                 100        8,175          --           --         100        8,175
Reynolds & Reynolds Co
  Class A                       1,688       36,925       1,475       32,266       3,268       71,487
Rf Micro Devices Inc+             200        8,787         200        8,787         200        8,787
Robert Half International
  Inc+                          1,953       51,266       1,741       45,701       3,521       92,426
Ross Stores Inc                 1,215       50,574       1,050       43,706       2,461      102,439
Rythms Netconnections
  Inc+                            300       11,475         100        3,825         200        7,650
Safeskin Corp+                  1,252        9,938         971        7,707       2,308       18,320
Sanmina Corp+                     601       45,075         514       38,550       1,290       96,750
Sapient Corp+                      --           --          --           --         100        7,300
Sepracor Inc+                     100        7,487         636       47,620         100        7,487
ServiceMaster Co                5,045       83,242       4,228       69,762       9,690      159,885
SFX Entertainment Inc
  Class A+                        100        4,119         100        4,119         200        8,237
Shaw Industries Inc             2,818       56,360       2,472       49,440       6,029      120,580
Siebel Systems Inc+             1,134       77,892         966       66,352       2,476      170,070
Snyder Communications
  Inc+                            514       10,473         425        8,659       1,113       22,677
Sodexho Marriott Services
  Inc+                            315        4,449         241        3,404       1,081       15,269
Solutia Inc                     2,101       42,020       2,575       51,500       6,140      122,800
Sonoco Products                 1,823       43,296       1,918       45,552       5,317      126,279
Speedway Motorsports+              --           --          --           --         100        3,731
SPX Corp+                         255       21,611         217       18,391         440       37,290
Starbucks Corp+                 3,156       72,193       2,736       62,586       9,108      208,345
STERIS Corp+                    1,678       21,080       1,607       20,188       3,368       42,310
Sterling Commerce Inc+          2,076       39,703       1,961       37,504       3,852       73,669
Storage Technology Corp+        1,813       38,073       1,516       31,836       5,609      117,789
Stryker Corp                    1,387       79,926       1,039       59,872       3,986      229,693
SunGard Data Systems Inc+       1,765       44,125       2,021       50,525       4,769      119,225
Sybron International
  Corp+                         1,841       47,406       2,289       58,942       5,299      136,449
Sylvan Learning Systems
  Inc+                            200        3,975         100        1,987         200        3,975
Symbol Technologies Inc         1,792       62,384       1,818       63,289       3,775      131,417
Synopsys Inc+                   1,390       77,753       1,318       73,726       3,003      167,980
Teradyne Inc+                   1,581      107,607       2,054      139,800       4,184      284,773
The Bisys Group Inc+              100        4,750         100        4,750         100        4,750
Tiffany & Co                    1,442       76,246       1,736       91,791       2,980      157,568
TMP Worldwide Inc+                100        5,537         100        5,537         100        5,538
Tootsie Roll Industries           490       16,752         301       10,290         904       30,906
U.S. Foodservice+                 400        8,325         200        4,162         400        8,325
Unitedglobalcom Inc
  Class A+                        100        7,325         100        7,325         100        7,325

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Univision Communications
  Inc+                             --  $        --          64  $     4,720
US Internetworking Inc+            --           --          --           --
US Web Corp+                      100        1,950         100        1,950
USG Corp                          100        4,900         240       11,760
Valassis Communications
  Inc+                            150        6,563         246       10,762
Valspar Corp                      100        3,631         328       11,910
Value America Inc+                100        1,056          --           --
Vastar Resources Inc              200       13,325         264       17,589
Verisign Inc+                      --           --          --           --
Veritas Software Corp+            700       41,475         756       44,793
Viad Corp                         436       13,053       1,114       33,350
Vignette Corp+                     --           --          --           --
Visx Inc+                          --           --         100        9,050
Vitesse Semiconductor
  Corp+                           200       13,563         692       47,056
Washington Post Co
  Class B                          27       14,553          88       47,432
Waters Corp+                       --           --         504       33,232
West Point Stevens Inc            100        2,400         328        7,872
Whitman Corp                      364        6,074         924       15,419
Whittman-Hart Inc+                 --           --          --           --
Williams-Sonoma Inc+               --           --          --           --
Xilinx Inc+                       794       55,530       1,284       89,800
Yahoo! Inc+                       400       58,950       1,684      248,390
Young & Rubicam Inc               100        4,463          64        2,856
Ziff-Davis Inc-ZDNET+              --           --          --           --
                                       -----------              -----------
TOTAL MEDIUM CAP GROWTH
  STOCKS
                  -VALUE               $ 1,399,940              $ 3,415,040
                   -COST               $   906,030              $ 2,598,413
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                        1.73%                    1.95%
20th Century Industries            --  $        --       1,044  $    19,575
Adaptec Inc+                      500       19,500       1,384       53,976
Airborne Freight Corp             100        2,519         504       12,694
Albemarle Corp                    113        1,956          29          502
Alleghany Corp+                     2          362         104       18,798
Alliant Energy Corp               141        4,080       1,021       29,545
Allmerica Financial Corp           24        1,356         630       35,595
AMB Property Corp REIT            100        2,150         880       18,920
AMBAC Inc                         300       15,844         516       27,251
American Financial Group
  Inc                             304        8,968         143        4,218
American National
  Insurance Co                    100        7,000          88        6,160
American Standard Co Inc+         100        4,100         616       25,256
American Tower Corp+              100        2,275         856       19,474
American Water Works Co
  Inc                             200        5,825         780       22,717

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Univision Communications
  Inc+                            338  $    24,927         246  $    18,142         483  $    35,621
US Internetworking Inc+            --           --          --           --         100        1,500
US Web Corp+                      300        5,850         100        1,950         200        3,900
USG Corp                          777       38,073         604       29,596       1,466       71,834
Valassis Communications
  Inc+                            739       32,331         554       24,237       1,322       57,838
Valspar Corp                      864       31,374         782       28,396       1,931       70,119
Value America Inc+                 --           --          --           --         100        1,056
Vastar Resources Inc              338       22,519         446       29,715         783       52,167
Verisign Inc+                     200       21,662         100       10,831         200       21,663
Veritas Software Corp+          2,004      118,737       1,854      109,849       4,340      257,145
Viad Corp                       1,801       53,917       2,257       67,569       4,512      135,078
Vignette Corp+                     --           --          --           --         100        6,781
Visx Inc+                         300       27,131         100        9,050         200       18,088
Vitesse Semiconductor
  Corp+                         1,578      107,304       1,418       96,424       3,080      209,440
Washington Post Co
  Class B                         158       85,162         119       64,141          87       46,893
Waters Corp+                    1,502       99,038       1,250       82,422         200       13,188
West Point Stevens Inc          1,152       27,648         871       20,904       2,220       53,280
Whitman Corp                    2,587       43,171       2,284       38,114       5,357       89,395
Whittman-Hart Inc+                200        5,262         100        2,631         200        5,263
Williams-Sonoma Inc+              200        7,800         100        3,900         242        9,438
Xilinx Inc+                     2,634      184,215       3,146      220,023       6,924      484,247
Yahoo! Inc+                     2,854      420,965       2,522      371,995       2,596      382,910
Young & Rubicam Inc               238       10,621         246       10,978         783       34,941
Ziff-Davis Inc-ZDNET+             100        1,512         100        1,512         100        1,513
                                       -----------              -----------              -----------
TOTAL MEDIUM CAP GROWTH
  STOCKS
                  -VALUE               $ 7,269,936              $ 6,705,747              $15,262,540
                   -COST               $ 6,178,875              $ 5,300,564              $12,575,866
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                        2.55%                    3.34%                    4.33%
20th Century Industries         2,016  $    37,800       1,864  $    34,950         188  $     3,525
Adaptec Inc+                    2,980      116,220       2,646      103,194       6,194      241,566
Airborne Freight Corp           1,315       33,122       1,050       26,447       2,550       64,228
Albemarle Corp                    336        5,817         186        3,220         771       13,348
Alleghany Corp+                   106       19,159         106       19,159          10        1,808
Alliant Energy Corp             1,829       52,927       1,735       50,207         377       10,909
Allmerica Financial Corp        1,384       78,196       1,114       62,941         951       53,732
AMB Property Corp REIT            363        7,804         268        5,762         407        8,751
AMBAC Inc                         852       44,996         871       46,000       3,280      173,225
American Financial Group
  Inc                             688       20,296         700       20,650       1,737       51,242
American National
  Insurance Co                    163       11,410         368       25,760         330       23,100
American Standard Co Inc+       1,327       54,407         961       39,401       2,373       97,293
American Tower Corp+            2,028       46,137       1,675       38,106         600       13,650
American Water Works Co
  Inc                           1,765       51,406       1,607       46,804       3,456      100,656

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Ameritrade Holding Corp
  Class A+                        100  $     2,038         100  $     2,037
Apartment Investment &
  Management Co Class A
  REIT                             --           --         516       21,156
Archstone Communities
  Trust REIT                      500       10,688         856       18,297
Arden Realty Group Inc
  REIT                            100        2,331         792       18,463
Arrow Electronics Inc+            286        5,684         937       18,623
Associated Banc Corp              150        5,288         538       18,964
Astoria Financial Corp            330       10,849         481       15,813
Atmel Corp+                       562       22,094       1,173       46,114
Aurora Foods Inc+                 100        1,688         100        1,687
Autoliv Inc                       444       15,401         943       32,710
Autonation Inc+                 1,600       20,700       4,016       51,957
Avalonbay Communities Inc          --           --         692       24,393
Avnet Inc                         230       10,178         284       12,567
AVX Corp                          200        5,988         164        4,910
Azurix Corp+                       --           --          --           --
Bancwest Corp                     200        8,363          64        2,676
Belo (A H) Corp                   312        5,909         750       14,203
BJ's Wholesale Club Inc+          630       17,798         780       22,035
Borders Group Inc+                200        2,663         780       10,384
Boston Properties Inc
  REIT                             --           --         428       14,258
Bowater Inc                       195       10,457         513       27,510
Brinker International
  Inc+                            856       20,544         871       20,904
Cabot Corp                        210        4,843         827       19,073
Camden Property Trust
  REIT                             --           --         328        9,102
CarrAmercia Realty Corp
  REIT                            100        2,300         240        5,520
Catellus Development
  Corp+                           200        2,738         768       10,512
CBRL Group Inc                    149        1,956         801       10,513
CCB Financial Corp                200        9,450         152        7,182
Centura Banks Inc                 200        9,263         352       16,302
Charter One Financial Inc         542       12,686       1,198       28,041
Chiron Corp+                      296        9,509         937       30,101
City National Corp                100        3,319         328       10,885
CKE Restaurants Inc               120          968         384        3,096
Clayton Homes Inc                 557        5,292       1,321       12,550
CNA Financial Corp+               200        7,275          76        2,764
CNB Bancshares Inc                 --           --         152        8,683
CNF Transportation Inc            162        6,308         470       18,301
Colonial BancGroup Inc            100        1,238         100        1,237
Comdisco Inc                      448        9,436       1,062       22,368
Commerce Bancshares Inc           251        9,271         578       21,350
Commercial Federal Corp            --           --         704       16,368
Compass Bancshares Inc            500       13,281         888       23,588

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Ameritrade Holding Corp
  Class A+                        200  $     4,075         100  $     2,037         300  $     6,113
Apartment Investment &
  Management Co Class A
  REIT                            952       39,032         871       35,711         200        8,200
Archstone Communities
  Trust REIT                    1,753       37,470       2,468       52,753       5,841      124,851
Arden Realty Group Inc
  REIT                          1,502       35,015       1,139       26,553       2,826       65,881
Arrow Electronics Inc+          2,190       43,526       1,861       36,987       4,272       84,906
Associated Banc Corp              786       27,706         737       25,979       3,280      115,620
Astoria Financial Corp            781       25,675       1,144       37,609       2,647       87,020
Atmel Corp+                     2,600      102,212       2,300       90,419       5,411      212,720
Aurora Foods Inc+                 300        5,062         200        3,375         300        5,063
Autoliv Inc                     1,901       65,941       1,415       49,083       5,397      187,208
Autonation Inc+                 7,889      102,064       6,822       88,260      19,098      247,080
Avalonbay Communities Inc       1,490       52,522       1,229       43,322         300       10,575
Avnet Inc                         689       30,488         746       33,010       1,956       86,553
AVX Corp                          426       12,753         336       10,059       1,048       31,375
Azurix Corp+                      200        3,712         100        1,856         200        3,713
Bancwest Corp                     426       17,812         246       10,286       1,048       43,820
Belo (A H) Corp                 1,778       33,671       1,475       27,933       3,592       68,024
BJ's Wholesale Club Inc+          772       21,809         556       15,707         300        8,475
Borders Group Inc+              1,865       24,828       1,696       22,578       3,445       45,862
Boston Properties Inc
  REIT                            852       28,382         871       29,015       2,120       70,623
Bowater Inc                     1,360       72,930       1,146       61,454       2,704      145,002
Brinker International
  Inc+                          1,740       41,760         845       20,280       1,970       47,280
Cabot Corp                      1,916       44,188       1,714       39,529       3,801       87,661
Camden Property Trust
  REIT                            200        5,550         100        2,775         200        5,550
CarrAmercia Realty Corp
  REIT                          1,302       29,946       1,139       26,197       2,626       60,398
Catellus Development
  Corp+                         1,941       26,567       1,575       21,558       3,798       51,985
CBRL Group Inc                  1,600       21,000       1,392       18,270       3,213       42,171
CCB Financial Corp                601       28,397         514       24,286       1,478       69,836
Centura Banks Inc                 338       15,654         725       33,577       1,225       56,733
Charter One Financial Inc       2,545       59,564       2,138       50,043       6,919      161,948
Chiron Corp+                    2,125       68,266       1,843       59,206       4,274      137,302
City National Corp                864       28,674         782       25,953       2,031       67,404
CKE Restaurants Inc             1,068        8,611         686        5,531       1,549       12,489
Clayton Homes Inc               2,888       27,436       2,512       23,864       5,838       55,461
CNA Financial Corp+               151        5,493         514       18,697       1,402       50,998
CNB Bancshares Inc                200       11,425         100        5,712         100        5,713
CNF Transportation Inc          1,036       40,339       1,026       39,950       2,318       90,257
Colonial BancGroup Inc            400        4,950         200        2,475         400        4,950
Comdisco Inc                    3,000       63,188       2,653       55,879       6,229      131,198
Commerce Bancshares Inc           970       35,829         854       31,545       3,265      120,595
Commercial Federal Corp           300        6,975         100        2,325         300        6,975
Compass Bancshares Inc          1,956       51,956       2,311       61,386       5,415      143,836

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Comsat Corp                       410  $    14,248         604  $    20,989
Concord EFS Inc+                  250        9,281         944       35,046
Conexant Systems Inc+             210       15,094         690       49,558
Conoco Inc                         --           --         200        5,350
Consol Energy Inc                 100        1,344          --           --
Consolidated Papers Inc           172        4,580         657       17,493
Continental Airlines
  Class B+                        300       12,244         328       13,386
Cooper Cameron Corp+              200        8,325         416       17,316
Cordant Technologies Inc          232        9,599         240        9,930
Cornerstone Properties
  Inc REIT                        300        4,781       1,320       21,037
Crescent Real Estate Co           500       10,375       1,032       21,414
Crown Castle
  International Corp+              --           --          --           --
Cullen/Frost Bankers Inc           --           --         504       13,167
Cytec Industries Inc+             100        2,331         240        5,595
Dean Foods Co                     124        4,991         275       11,069
Dentsply International
  Inc                             200        4,963         516       12,803
Diamond Offshore Drilling
  Inc                             100        3,825         880       33,660
Diebold Inc                       266        7,082         911       24,255
Dime Bancorp Inc                  600       11,025       1,120       20,580
Dole Food Inc                     146        3,677         425       10,705
Donaldson Lufkin &
  Jenrette Inc                    200        9,563         152        7,267
DST Systems Inc+                  200       13,300         152       10,108
Duke Realty Investments           200        4,488       1,056       23,694
E*Trade Group Inc+                100        2,500         100        2,500
E.W. Scripps Co                   200        9,600         264       12,672
Edwards A G & Sons Inc            382        9,598       1,070       26,884
Enron Oil & Gas Co                100        2,388         880       21,010
Ensco International Inc           500       10,656       1,648       35,123
Equitable Co Inc                  300       18,525       1,056       65,208
Equity Office Properties
  Trust REIT                      900       23,006       2,371       60,609
Equity Residential
  Properties Trust REIT           400       17,600       1,032       45,408
Everest Reinsurance
  Holdings Inc                    100        2,775         416       11,544
Federal Mogul Corp                296       13,505         516       23,542
Federated Investors Inc
  Class B                         100        1,838         100        1,837
Fel Cor Lodging Trust Inc
  REIT                            200        3,588         792       14,206
Financial Security
  Assurance Holdings               --           --          --           --
Finova Group Inc                  200        7,600         416       15,808
First American Corp               500       20,063       1,004       40,285
First American Financial
  Corp                            100        1,488         516        7,675
First Security Corp               841       18,239       1,420       30,796
First Tennessee National
  Corp                            616       19,712       1,278       40,896
First Virginia Banks Inc          238       10,531         390       17,257
Firstmerit Corp                   200        5,256         704       18,502

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Comsat Corp                     1,531  $    53,202       1,252  $    43,507       2,829  $    98,308
Concord EFS Inc+                2,248       83,457       1,898       70,463       4,216      156,519
Conexant Systems Inc+           1,882      135,269       1,824      131,100       3,575      256,953
Conoco Inc                        900       24,075         400       10,700         900       24,075
Consol Energy Inc                 200        2,687         100        1,344         200        2,688
Consolidated Papers Inc         1,538       40,949       1,211       32,243       2,762       73,538
Continental Airlines
  Class B+                      1,027       41,914       1,050       42,853       2,661      108,602
Cooper Cameron Corp+            1,040       43,290         961       40,002       2,185       90,951
Cordant Technologies Inc          768       31,776         621       25,694       1,766       73,068
Cornerstone Properties
  Inc REIT                      2,654       42,298       2,400       38,250       5,323       84,835
Crescent Real Estate Co         1,928       40,006       2,468       51,211       5,841      121,201
Crown Castle
  International Corp+              --           --          --           --         100        1,513
Cullen/Frost Bankers Inc          300        7,837         100        2,612         200        5,225
Cytec Industries Inc+             777       18,114         604       14,081       1,666       38,839
Dean Foods Co                     958       38,559         815       32,804       2,024       81,466
Dentsply International
  Inc                             952       23,621         871       21,612       2,196       54,488
Diamond Offshore Drilling
  Inc                           1,665       63,686       1,407       53,818       3,456      132,192
Diebold Inc                     1,335       35,544       1,778       47,339       3,682       98,033
Dime Bancorp Inc                2,291       42,097       2,736       50,274       6,283      115,450
Dole Food Inc                   1,234       31,081         932       23,475       2,307       58,108
Donaldson Lufkin &
  Jenrette Inc                    414       19,794         425       20,320       1,225       58,570
DST Systems Inc+                  689       45,818         514       34,181       1,401       93,167
Duke Realty Investments         2,128       47,747       1,875       42,070       3,886       87,192
E*Trade Group Inc+                700       17,456         300        7,500         700       17,456
E.W. Scripps Co                   514       24,672         725       34,800       1,137       54,576
Edwards A G & Sons Inc          2,313       58,114       2,101       52,788       4,349      109,269
Enron Oil & Gas Co              1,765       42,139       1,518       36,242       3,545       84,637
Ensco International Inc         3,519       74,999       3,193       68,051       7,089      151,084
Equitable Co Inc                1,865      115,164       1,964      121,277       3,963      244,715
Equity Office Properties
  Trust REIT                    4,715      120,527       4,654      118,968      10,735      274,413
Equity Residential
  Properties Trust REIT         2,391      105,204       1,932       85,008       4,393      193,292
Everest Reinsurance
  Holdings Inc                  1,040       28,860         871       24,170       2,196       60,939
Federal Mogul Corp                811       37,002       1,137       51,876       2,720      124,100
Federated Investors Inc
  Class B                         400        7,350         200        3,675         400        7,350
Fel Cor Lodging Trust Inc
  REIT                          1,690       30,314       1,329       23,839       3,003       53,866
Financial Security
  Assurance Holdings              100        5,006          --           --         100        5,006
Finova Group Inc                  864       32,832       1,139       43,282       2,726      103,588
First American Corp             2,033       81,574       1,681       67,450       5,890      236,336
First American Financial
  Corp                          1,240       18,445         961       14,295         200        2,975
First Security Corp             2,698       58,518       2,304       49,968       9,452      204,985
First Tennessee National
  Corp                          2,502       80,064       2,211       70,752       6,942      222,144
First Virginia Banks Inc          852       37,701       1,176       52,038       2,741      121,289
Firstmerit Corp                 1,953       51,327       1,696       44,573       3,433       90,224

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Food Lion Inc Class A             600  $     4,744       1,800  $    14,231
Food Lion Inc Class B           1,200        9,675       2,264       18,253
Fox Entertainment Group
  Inc+                            100        2,306         100        2,306
Franchise Finance Corp
  REIT                             --           --          88        1,908
Fremont General
  Corporation                     300        2,981         704        6,996
Fulton Financial Corp             100        1,919         677       12,990
Furniture Brands
  International+                   --           --         100        2,006
GATX Corp                         246        8,210         451       15,052
Genentech Inc+                     --           --          --           --
General Growth Properties
  Inc                              --           --          --           --
General Motors Class H+           500       25,750       1,132       58,298
Georgia-Pacific (Timber
  Group)                          337        8,109       1,126       27,094
Global Marine Inc+                600       10,650       1,789       31,755
Golden State Bancorp+             100        2,006         428        8,587
Goldman Sachs Group Inc           200       11,963         300       17,944
Greenpoint Financial Corp         400       10,350         780       20,182
Hannaford Brothers Co             236       16,933         205       14,709
Harsco Corp                       238        6,590         434       12,016
Harte-Hanks
  Communications Inc              100        2,244         328        7,359
Hartford Life Class A              --           --          --           --
Hawaiian Electric
  Industries Inc                  192        6,828         187        6,650
Hertz Corp Class A                100        4,031         264       10,642
Hibernia Corp Class A             700        9,056       1,272       16,456
Highwood Properties Inc           100        2,481         792       19,651
Hispanic Broadcasting
  Corp+                           100        7,475         252       18,837
Hormel Foods Corp                 200        8,050         416       16,744
Hospitalities Properties
  Trust                            --           --         100        2,687
Host Marriott Corp                887        8,205       1,708       15,799
HRPT Properties Trust
  REIT                            500        6,938       1,296       17,982
HSB Group Inc                     345       12,830         170        6,322
Hubbell Inc Class B               232        9,005         574       22,278
IBP Inc                           332        7,615         886       20,323
ICN Pharmaceuticals Inc           300        6,225         973       20,190
IMC Global Inc                    436        6,949       1,143       18,217
Infinity Broadasting
  Corp+                            --           --          --           --
Interstate Bakeries Corp           --           --         328        7,851
J.D. Edwards & Co+                100        1,825         252        4,630
Johns Manville Corp               100        1,438         240        3,450
Keystone Financial Inc            100        2,656         604       16,044
Kimco Realty Corp REIT            200        7,450         284       10,579
Knight/Trimark Group Inc+         100        3,275         100        3,275
Lafarge Corp                      300        8,250         240        6,600
Lancaster Colony Corp             107        3,518         231        7,594

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Food Lion Inc Class A           4,320  $    34,155       3,418  $    27,024       8,391  $    66,342
Food Lion Inc Class B           4,958       39,974       4,453       35,902       9,874       79,609
Fox Entertainment Group
  Inc+                            600       13,837         300        6,919         600       13,838
Franchise Finance Corp
  REIT                            300        6,506         100        2,169         200        4,338
Fremont General
  Corporation                   1,327       13,187       1,150       11,428       2,473       24,575
Fulton Financial Corp             300        5,719         200        3,837         300        5,719
Furniture Brands
  International+                  300        6,019         100        2,006         200        4,013
GATX Corp                       1,231       41,085         991       33,075       2,479       82,737
Genentech Inc+                    100       16,425          --           --         100       16,425
General Growth Properties
  Inc                             200        6,650         100        3,325         288        9,576
General Motors Class H+         2,028      104,442       1,775       91,412       5,476      282,014
Georgia-Pacific (Timber
  Group)                        2,557       61,528       1,539       37,032       4,778      114,971
Global Marine Inc+              4,007       71,124       3,364       59,711       8,023      142,408
Golden State Bancorp+             952       19,099         871       17,474       2,108       42,292
Goldman Sachs Group Inc         1,800      107,662         800       47,850       1,600       95,700
Greenpoint Financial Corp       1,502       38,864       1,329       34,388       4,593      118,844
Hannaford Brothers Co             628       45,059         572       41,041       1,437      103,105
Harsco Corp                       982       27,189       1,012       28,020       2,391       66,201
Harte-Hanks
  Communications Inc              952       21,360         782       17,546       2,320       52,055
Hartford Life Class A             100        4,344         100        4,344         100        4,344
Hawaiian Electric
  Industries Inc                  609       21,658         606       21,551       1,472       52,348
Hertz Corp Class A                426       17,173         536       21,607         960       38,700
Hibernia Corp Class A           2,905       37,583       3,628       46,937       8,049      104,134
Highwood Properties Inc         1,590       39,452       1,318       32,703       3,091       76,695
Hispanic Broadcasting
  Corp+                           514       38,421         725       54,194       1,137       84,991
Hormel Foods Corp               1,040       41,860         961       38,680       2,285       91,971
Hospitalities Properties
  Trust                           300        8,062         100        2,687         200        5,375
Host Marriott Corp              3,339       30,886       4,358       40,311       9,996       92,463
HRPT Properties Trust
  REIT                          3,519       48,826       3,193       44,303       7,089       98,360
HSB Group Inc                     556       20,676         546       20,304       1,428       53,104
Hubbell Inc Class B             1,409       54,687       1,259       48,865       2,816      109,296
IBP Inc                         1,636       37,526       2,270       52,068       4,593      105,352
ICN Pharmaceuticals Inc         1,907       39,570       1,839       38,159       3,763       78,082
IMC Global Inc                  2,694       42,936       2,194       34,967       5,132       81,791
Infinity Broadasting
  Corp+                           100        2,706         100        2,706         100        2,706
Interstate Bakeries Corp          952       22,788         871       20,850       2,120       50,748
J.D. Edwards & Co+                614       11,282         425        7,809       1,313       24,126
Johns Manville Corp               789       11,342         604        8,682       1,678       24,121
Keystone Financial Inc          1,315       34,930       1,050       27,891       2,550       67,734
Kimco Realty Corp REIT            545       20,301       1,050       39,112       2,273       84,669
Knight/Trimark Group Inc+         400       13,100         200        6,550         400       13,100
Lafarge Corp                      589       16,197         514       14,135       1,490       40,975
Lancaster Colony Corp             681       22,388         657       21,599       1,659       54,540

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Lear Corp+                        200  $     8,038         516  $    20,737
Legg Mason Inc                    300       11,456         504       19,246
Leggett & Platt Inc               816       18,054       1,900       42,037
Leucadia National Corp             --           --         328        6,949
Liberty Property Trust
  REIT                            100        2,450         792       19,404
Litton Industries Inc+            201       12,864         143        9,152
Loral Space &
  Communications+               1,042       19,147       2,626       48,253
M & T Bank Corp                    --           --          88       40,832
Mack-Cali Realty Corp
  REIT                            100        2,838         692       19,636
Mandalay Resort Group+            429        8,795       1,070       21,935
Manpower Inc                      200        5,400       1,056       28,512
Marshall & Ilsley Corp            458       26,822       1,079       63,189
Meditrust Corp REIT               402        3,593         826        7,382
Mercantile Bankshares             254        8,319         723       23,678
Mercury General Corp              200        6,050         152        4,598
Metro-Goldwyn-Mayer Inc+          100        2,000         403        8,060
MGM Grand Inc+                    140        6,878         122        5,993
Millennium Chemicals Inc          310        7,130         999       22,977
Modis Professional
  Services+                       400        6,325       1,120       17,710
Mohawk Industries Inc+             --           --          --           --
Molex Inc                         216        6,926         324       10,388
Molex Inc Class A                 112        3,150         949       26,691
Mony Group Inc                     --           --          --           --
Murphy Oil Corp                   293       14,870         310       15,733
Nabisco Holdings Corp
  Class A                         100        3,931          76        2,988
Nabors Industries Inc+            400       10,875       1,032       28,058
National Commerce Bancorp         300        6,356       1,144       24,239
NCR Corp+                         471       20,606       1,008       44,100
Neiman Marcus Group Inc+          100        2,225          64        1,424
New Plan Excel Realty
  Trust REIT                      300        5,681         592       11,211
Nielson (A C) Corp+                73        1,825         299        7,475
Noble Affiliates Inc               38        1,178         642       19,902
Noble Drilling Corp+              600       14,775       1,560       38,415
Northfork Bancorp                 600       10,875       1,296       23,490
Nova Corp/Georgia+                100        2,600         100        2,600
Ogden Corp                        101        2,298         538       12,240
Ohio Casualty Corp                500        7,688         404        6,212
Old Kent Financial Corp           443       17,499       1,074       42,423
Old National Bancorp              544       16,305          69        2,070
Old Republic
  International Corp              525        8,138       1,406       21,793
Omnicare Inc                      300        2,888         944        9,086
Oxford Health Plans Inc+          400        6,200         780       12,090
Pacific Century Financial
  Corp                            548       10,172         898       16,669

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Lear Corp+                      1,027  $    41,273         961  $    38,620       2,473  $    99,384
Legg Mason Inc                  1,227       46,856       1,050       40,097       2,461       93,979
Leggett & Platt Inc             3,348       74,074       3,054       67,570       9,339      206,625
Leucadia National Corp            952       20,171         871       18,454       2,108       44,663
Liberty Property Trust
  REIT                            300        7,350         100        2,450         300        7,350
Litton Industries Inc+            521       33,344         696       44,544       1,536       98,304
Loral Space &
  Communications+               5,119       94,062       4,757       87,410      10,620      195,143
M & T Bank Corp                    88       40,832          89       41,296          65       30,160
Mack-Cali Realty Corp
  REIT                          1,402       39,782       1,229       34,873       2,815       79,876
Mandalay Resort Group+          2,411       49,426       2,098       43,009       4,512       92,496
Manpower Inc                    2,216       59,832       1,964       53,028       3,963      107,001
Marshall & Ilsley Corp          2,031      118,940       1,760      103,070       5,582      326,896
Meditrust Corp REIT             2,686       24,006       2,129       19,028       5,301       47,378
Mercantile Bankshares           1,770       57,968       1,752       57,378       3,739      122,452
Mercury General Corp              501       15,155         514       15,548       1,225       37,056
Metro-Goldwyn-Mayer Inc+          903       18,060         413        8,260       1,317       26,340
MGM Grand Inc+                     51        2,505         249       12,232         376       18,471
Millennium Chemicals Inc        2,039       46,897       1,916       44,068       3,827       88,021
Modis Professional
  Services+                     2,654       41,966       2,200       34,787       4,946       78,209
Mohawk Industries Inc+            200        4,525         100        2,262         288        6,516
Molex Inc                         987       31,646         798       25,586       2,093       67,107
Molex Inc Class A               1,805       50,766       1,686       47,419       3,612      101,588
Mony Group Inc                    200        5,600         100        2,800         200        5,600
Murphy Oil Corp                   832       42,224         779       39,534       2,193      111,295
Nabisco Holdings Corp
  Class A                         363       14,270         168        6,604         230        9,042
Nabors Industries Inc+          2,266       61,607       1,958       53,233       4,593      124,872
National Commerce Bancorp       2,291       48,541       2,143       45,405       4,516       95,683
NCR Corp+                       1,924       84,175       1,843       80,631       5,321      232,794
Neiman Marcus Group Inc+          326        7,254         336        7,476         960       21,360
New Plan Excel Realty
  Trust REIT                    1,590       30,111       1,329       25,168       2,715       51,415
Nielson (A C) Corp+               705       17,625         431       10,775       1,240       31,000
Noble Affiliates Inc            1,391       43,121       1,012       31,372       2,479       76,849
Noble Drilling Corp+            3,256       80,179       2,925       72,028       6,448      158,782
Northfork Bancorp               2,454       44,479       3,193       57,873       7,122      129,086
Nova Corp/Georgia+                300        7,800         200        5,200         300        7,800
Ogden Corp                      1,213       27,596         966       21,976       2,324       52,871
Ohio Casualty Corp              1,102       16,943         928       14,268       2,704       41,574
Old Kent Financial Corp         2,221       87,730       1,933       76,354       5,654      223,333
Old National Bancorp              439       13,170         187        5,610         926       27,780
Old Republic
  International Corp            3,124       48,422       2,724       42,222       6,138       95,139
Omnicare Inc                    1,765       16,988       2,043       19,664       4,228       40,695
Oxford Health Plans Inc+        1,665       25,808       1,596       24,738       3,268       50,654
Pacific Century Financial
  Corp                          1,702       31,593       1,387       25,746       4,025       74,714

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PacifiCare Health Systems
  Inc Class A+                    286  $    17,160         222  $    13,320
Pan Am Sat Corp+                  100        3,694         176        6,501
Payless ShoeSource Inc+           217       10,823         162        8,080
Pentair Co                        200        9,100         240       10,920
Peoples Bank Bridgeport           100        2,613         152        3,990
Peoples Heritage
  Financial Group Inc             100        1,681         944       15,871
Pepsi Bottling Group Inc          100        1,894         100        1,894
Pimco Advisors Holdings
  LP                               --           --          --           --
PMI Group Inc                     150        6,375         228        9,690
Post Properties Inc REIT           --           --         240        9,810
Premark International Inc         361       12,003         333       11,072
Premier Parks Inc+                 --           --         100        3,275
Price (T Rowe) &
  Associates                      400       12,375         944       29,205
Prison Realty Corp REIT           162        2,116         624        8,151
Prologis Trust REIT               100        1,963         100        1,963
Promus Hotel Corp+                341        9,910         984       28,598
Protective Life Corp              100        2,975         692       20,587
Provident Financial Group         100        4,188          64        2,680
Public Storage Inc REIT           300        7,800         792       20,592
Quantum Corp-DLT &
  Storage+                        500        9,156       1,460       26,736
Quantum Hard Disk Drive+          300        2,138         680        4,845
Questar Corp                      254        4,794         838       15,817
Rayonier Inc                      156        6,474         196        8,134
Reading & Bates Falcon
  Corp+                           172        2,215       1,131       14,562
Reinsurance Group Of
  America                          --           --         528       16,896
Reliance Group Holdings           100          475         792        3,762
Reliastar Financial Corp          400       18,025       1,056       47,586
Republic Services Inc
  Class A+                        100        1,088         100        1,088
RJ Reynolds Tobacco
  Holdings+                       223        6,119         817       22,416
Rouse Co                          200        4,550         880       20,020
RPM Inc                           272        3,621       1,083       14,417
Saks Inc+                         464        7,801       1,145       19,250
SCI Systems Inc+                  300       14,944         604       30,087
Simon Property Group Inc
  REIT                            200        5,100         756       19,278
Smurfit-Stone Container
  Corp+                           486       10,297         704       14,916
Southdown Inc                     275       13,888         240       12,120
Sovereign Bancorp Inc             600        6,019       1,648       16,532
Spieker Properties Inc            100        3,825         604       23,103
St Joe Paper Corp                 200        4,675         152        3,553
Sterling Software Inc+            200        4,025         780       15,698
Stewart Enterprises Inc
  Class A                         300        1,622         592        3,201
Suiza Foods Corp+                 200        6,375         152        4,845
TCF Financial Corp                400       11,300       1,056       29,832

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PacifiCare Health Systems
  Inc Class A+                  1,051  $    63,060         667  $    40,020       1,369  $    82,140
Pan Am Sat Corp+                  163        6,021         268        9,899         418       15,440
Payless ShoeSource Inc+           802       40,000         796       39,700       2,035      101,496
Pentair Co                        756       34,398         609       27,709       1,666       75,803
Peoples Bank Bridgeport           501       13,151         425       11,156       1,225       32,156
Peoples Heritage
  Financial Group Inc             400        6,700         200        3,362         400        6,700
Pepsi Bottling Group Inc          400        7,575         200        3,787         400        7,575
Pimco Advisors Holdings
  LP                              300       10,575         100        3,525         200        7,050
PMI Group Inc                     621       26,393         504       21,420       1,522       64,685
Post Properties Inc REIT          200        8,175         100        4,088         200        8,175
Premark International Inc       1,431       47,581       1,225       40,731       2,859       95,062
Premier Parks Inc+                300        9,825         100        3,275         300        9,825
Price (T Rowe) &
  Associates                    1,841       56,956       2,111       65,309       5,034      155,739
Prison Realty Corp REIT         1,587       20,730       1,340       17,504       3,200       41,800
Prologis Trust REIT               300        5,888         200        3,925         300        5,888
Promus Hotel Corp+              1,765       51,295       2,222       64,577       4,556      132,409
Protective Life Corp            1,302       38,735       1,139       33,885       2,826       84,074
Provident Financial Group         326       13,651         246       10,301         972       40,703
Public Storage Inc REIT         1,327       34,502       1,964       51,064       4,163      108,238
Quantum Corp-DLT &
  Storage+                      3,413       62,501       3,077       56,348       6,801      124,543
Quantum Hard Disk Drive+        1,506       10,730       1,438       10,246       3,150       22,444
Questar Corp                    1,958       36,957       1,557       29,388       3,763       71,027
Rayonier Inc                      556       23,074         537       22,286       1,418       58,847
Reading & Bates Falcon
  Corp+                         2,644       34,042       2,187       28,158       5,137       66,139
Reinsurance Group Of
  America                          --           --          --           --         100        3,200
Reliance Group Holdings         1,778        8,446       1,518        7,211       3,456       16,416
Reliastar Financial Corp        1,865       84,042       1,696       76,426       4,681      210,938
Republic Services Inc
  Class A+                        300        3,263         100        1,088         300        3,263
RJ Reynolds Tobacco
  Holdings+                     2,248       61,680       1,822       49,991       5,237      143,690
Rouse Co                        1,678       38,175       1,418       32,260       3,280       74,620
RPM Inc                         2,552       33,974       2,117       28,183       5,121       68,173
Saks Inc+                       2,532       42,569       2,277       38,282       4,977       83,676
SCI Systems Inc+                1,302       64,856       1,229       61,220       2,815      140,222
Simon Property Group Inc
  REIT                          2,028       51,714       1,675       42,713       3,675       93,713
Smurfit-Stone Container
  Corp+                         3,337       70,703       2,612       55,342       5,914      125,303
Southdown Inc                     560       28,280         762       38,481       2,031      102,566
Sovereign Bancorp Inc           3,619       36,303       3,293       33,033       7,278       73,008
Spieker Properties Inc          1,215       46,474       1,139       43,567       2,738      104,729
St Joe Paper Corp                 601       14,048         514       12,015       1,302       30,434
Sterling Software Inc+          1,865       37,533       1,607       32,341       3,256       65,527
Stewart Enterprises Inc
  Class A                       1,315        7,109         950        5,136       4,593       24,831
Suiza Foods Corp+                 501       15,969         514       16,384       1,402       44,689
TCF Financial Corp              2,116       59,777       2,411       68,111       4,858      137,239

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Teleflex Inc                      350  $    16,275         240  $    11,160
Thermo Instrument Systems
  Inc+                             50          556          25          278
Tosco Corp                        571       14,561       1,595       40,673
Total System Services Inc         250        3,875         284        4,402
Transatlantic Holdings
  Inc                             126        9,088         220       15,868
Transocean Offshore Inc           300       10,200       1,044       35,496
Travelers Property
  Casualty                         --           --         188        6,674
Trigon Healthcare Inc+             --           --         328       11,911
Trinity Industries Inc            222        6,965         363       11,389
Trustmark Corp                    100        2,306         616       14,207
Tyson Food Inc Class A            391        6,280         583        9,364
U.S. Industries Inc               427        6,885       1,146       18,479
UAL Corp+                         300       19,444         504       32,666
Ultramar Diamond Shamrock
  Corp                            410       10,711         816       21,318
UnionBanCal Corp                  100        3,838         100        3,838
United Asset Management
  Corp                            300        5,869         880       17,215
United Rentals Inc+                --           --          --           --
Unitrin Inc                       300       10,781         604       21,706
Universal Foods Corp              358        7,563         463        9,781
Universal Health Services
  Inc+                            200        6,675         152        5,073
US Trust Corp New                  --           --          --           --
USA Networks Inc+                 522       23,425         629       28,226
USEC Inc                          400        4,325       1,208       13,062
Valhi Inc                         100        1,131          --           --
Valley National Bancorp           110        2,860         634       16,484
Vornado Realty Trust REIT         200        6,825         780       26,618
Warnaco Group Inc
  Class A                         100        2,200         792       17,424
Washington Federal Inc            143        3,414         826       19,721
Weatherford International         380       13,538       1,022       36,409
Weis Markets Inc                  200        7,088         176        6,237
Wesco Financial Corp               --           --          --           --
Westamerica Bancorp               100        3,194         416       13,286
Westfield America Inc
  REIT                             --           --          76        1,102
Wilmington Trust Corp             192        9,600         249       12,450
Worldwide Inc REIT                864       20,574       1,682       40,053
York International Corp           202        8,307         258       10,610
Ziff Davis Inc+                    --           --         152        2,347
Zions Bancorp                     300       14,925         780       38,805
                                       -----------              -----------
TOTAL MEDIUM CAP VALUE
  STOCKS
                -VALUE                 $ 1,817,537              $ 4,371,351
                 -COST                 $ 1,616,395              $ 4,556,354

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Teleflex Inc                      596  $    27,714         593  $    27,575       1,578  $    73,377
Thermo Instrument Systems
  Inc+                            294        3,271         257        2,859         714        7,943
Tosco Corp                      3,490       88,995       3,172       80,886       6,920      176,460
Total System Services Inc         864       13,392         693       10,742       2,043       31,667
Transatlantic Holdings
  Inc                             366       26,398         437       31,519         836       60,297
Transocean Offshore Inc         1,904       64,736       1,754       59,636       4,040      137,360
Travelers Property
  Casualty                        300       10,650         168        5,964         300       10,650
Trigon Healthcare Inc+            200        7,263         100        3,631         200        7,263
Trinity Industries Inc            956       29,995         903       28,332       2,113       66,295
Trustmark Corp                  1,865       43,012       1,596       36,808       3,545       81,757
Tyson Food Inc Class A          1,337       21,476         926       14,874       4,709       75,638
U.S. Industries Inc             2,439       39,329       2,136       34,443       4,979       80,286
UAL Corp+                       1,052       68,183         871       56,452       2,991      193,854
Ultramar Diamond Shamrock
  Corp                          1,715       44,804       2,164       56,535       4,627      120,880
UnionBanCal Corp                  700       26,863         504       19,341         990       37,991
United Asset Management
  Corp                          1,865       36,484       1,596       31,222       3,445       67,393
United Rentals Inc+               200        4,888         100        2,444         200        4,888
Unitrin Inc                     1,302       46,791       1,228       44,131       2,726       97,966
Universal Foods Corp              717       15,147         673       14,217       1,249       26,385
Universal Health Services
  Inc+                            501       16,721         514       17,155       1,313       43,821
US Trust Corp New                  --           --          --           --         100        8,313
USA Networks Inc+               1,239       55,600       1,011       45,369       5,145      230,882
USEC Inc                        2,542       27,485       2,289       24,750       5,299       57,295
Valhi Inc                         100        1,131          --           --         165        1,867
Valley National Bancorp         1,362       35,412       1,200       31,200       2,869       74,594
Vornado Realty Trust REIT       1,578       53,849       1,407       48,014       3,368      114,933
Warnaco Group Inc
  Class A                       1,502       33,044       1,139       25,058       2,726       59,972
Washington Federal Inc          1,672       39,919       1,268       30,274       2,948       70,384
Weatherford International       2,120       75,525       2,013       71,713       3,967      141,324
Weis Markets Inc                   63        2,233         268        9,497         318       11,269
Wesco Financial Corp               --           --          --           --          88       25,520
Westamerica Bancorp               952       30,405         871       27,818       2,108       67,324
Westfield America Inc
  REIT                            151        2,190         168        2,436         607        8,802
Wilmington Trust Corp             719       35,950         696       34,800       1,733       86,650
Worldwide Inc REIT              3,290       78,343       3,097       73,747       8,993      214,146
York International Corp         1,004       41,290         884       36,355       2,183       89,776
Ziff Davis Inc+                   514        7,935         425        6,561       1,313       20,269
Zions Bancorp                   1,502       74,724       1,139       56,665       3,721      185,119
                                       -----------              -----------              -----------
TOTAL MEDIUM CAP VALUE
  STOCKS
                -VALUE                 $ 9,524,066              $ 8,603,439              $20,440,327
                 -COST                 $ 9,881,848              $ 9,149,504              $22,208,660

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                        0.29%                    0.28%
Allegheny Energy Inc               --  $        --          --  $        --
AT & T Liberty Media
  Group+                        6,010      192,320      12,444      398,208
Conectiv Inc                    1,067       22,874         752       16,121
Dynegy Inc                         --           --          --           --
El Paso Energy Corp                --           --          --           --
Energy East Corp                   --           --          --           --
Global TeleSystems Group
  Inc+                            400       12,925         880       28,435
Idacorp Inc                        --           --          --           --
Illinova Corp                      --           --          --           --
IPALCO Enterprises Inc             --           --          --           --
Kansas City Power & Light
  Co                               --           --          --           --
Keyspan Corp                       --           --          --           --
LG & E Energy Corp                 --           --          --           --
McLeod Inc Class A+               400       13,350         880       29,370
MCN Corp                           --           --          --           --
Midamerican Energy
  Holdings Co+                     --           --          --           --
Minnesota Power & Light
  Co                              698       12,433         476        8,479
Montana Power Co                   --           --          --           --
National Fuel Gas Co               --           --          --           --
New England Electric
  System                           --           --          --           --
Nisource Inc                       --           --          --           --
Northeast Utilities+               --           --          --           --
NTL Inc+                           --           --         528       51,843
OGE Energy Corp                    --           --          --           --
Pinnacle West Capital
  Corp                             --           --          --           --
Potomac Electric Power Co          --           --          --           --
Puget Sound Power & Light
  Co                               --           --          --           --
Qwest Communications
  International Inc+            1,400       40,163       3,192       91,770
SCANA Corp                         --           --          --           --
Sierra Pacific Resources          444       10,823         317        7,727
TECO Energy Inc                    --           --          --           --
Telephone & Data System
  Inc                              --           --          --           --
Utilicorp United Inc               --           --          --           --
Wisconsin Energy Corp              --           --          --           --
                                       -----------              -----------
TOTAL MEDIUM CAP UTILITY
  STOCKS
                 -VALUE                $   304,888              $   631,953
                  -COST                $   172,174              $   336,889
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                        0.31%                    0.21%
Adtran Inc+                       100  $     3,813         176  $     6,710
Advanced Fibre
  Communication+                  300        4,894         616       10,049

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                        0.53%                    0.39%                    0.46%
Allegheny Energy Inc            1,686  $    56,903          --  $        --          --  $        --
AT & T Liberty Media
  Group+                       20,650      660,800      19,050      609,600      45,094    1,443,008
Conectiv Inc                    1,437       30,806         973       20,859       1,007       21,588
Dynegy Inc                      1,502       35,297          --           --          --           --
El Paso Energy Corp             1,576       57,623          --           --          --           --
Energy East Corp                2,006       50,150          --           --          --           --
Global TeleSystems Group
  Inc+                          1,854       59,907       1,886       60,941       4,032      130,284
Idacorp Inc                       513       16,063          --           --          --           --
Illinova Corp                   1,011       32,226          --           --          --           --
IPALCO Enterprises Inc          1,646       34,463          --           --          --           --
Kansas City Power & Light
  Co                              837       20,140          --           --          --           --
Keyspan Corp                      630       18,585          --           --          --           --
LG & E Energy Corp                870       20,010          --           --          --           --
McLeod Inc Class A+             1,854       61,877       1,708       57,005       3,832      127,893
MCN Corp                          815       14,568          --           --          --           --
Midamerican Energy
  Holdings Co+                    789       22,585          --           --          --           --
Minnesota Power & Light
  Co                              842       14,998         624       11,115         692       12,326
Montana Power Co                1,544       47,768          --           --          --           --
National Fuel Gas Co              510       24,002          --           --          --           --
New England Electric
  System                          884       46,134          --           --          --           --
Nisource Inc                    1,879       44,626          --           --          --           --
Northeast Utilities+            1,779       31,244          --           --          --           --
NTL Inc+                          964       94,653         893       87,681          88        8,641
OGE Energy Corp                 1,173       27,566          --           --          --           --
Pinnacle West Capital
  Corp                          1,269       48,222          --           --          --           --
Potomac Electric Power Co       1,683       44,600          --           --          --           --
Puget Sound Power & Light
  Co                              851       20,158          --           --          --           --
Qwest Communications
  International Inc+            5,306      152,548       4,743      136,370      14,372      413,195
SCANA Corp                      1,367       34,175          --           --          --           --
Sierra Pacific Resources          571       13,918         421       10,262         397        9,677
TECO Energy Inc                 1,668       35,028          --           --          --           --
Telephone & Data System
  Inc                             725       50,478          --           --          --           --
Utilicorp United Inc              888       20,591          --           --          --           --
Wisconsin Energy Corp           1,542       37,683          --           --          --           --
                                       -----------              -----------              -----------
TOTAL MEDIUM CAP UTILITY
  STOCKS
                 -VALUE                $ 1,980,395              $   993,833              $ 2,166,612
                  -COST                $ 1,258,544              $   537,403              $ 1,173,735
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                        0.25%                    0.29%                    0.33%
Adtran Inc+                       175  $     6,672         268  $    10,218         718  $    27,374
Advanced Fibre
  Communication+                1,327       21,647       1,261       20,570       2,673       43,603

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Ann Taylor Stores Inc+            247  $     8,182         172  $     5,698
Arrow International Inc            --           --          88        2,552
Bally Total Fitness
  Holding Corp+                    26          834          67        2,148
BEA Systems Inc+                   --           --          88        2,123
C-Cube Microsystems Inc+          100        2,781         264        7,343
Choice Hotels
  International Inc+               59          959         444        7,215
Choicepoint Inc+                  141        9,280         123        8,095
Cirrus Logic Inc+                 634        7,093         686        7,675
Cognex Corp+                       --           --         264        7,970
Coleman Co Inc+                    --           --         176        1,617
Commscope Inc+                     50        1,722         304       10,469
CompUSA Inc+                      400        2,425       1,332        8,075
Dal Tile International
  Inc+                             --           --          --           --
Department 56 Inc+                200        5,600         176        4,928
DSP Communications Inc+            --           --         440       10,340
Etec Systems Inc+                  --           --         176        7,744
Ethyl Corp                      1,031        5,477         889        4,723
Federal Signal Corp               498       10,427         431        9,024
Ferro Corp                        457       10,968         330        7,920
First Health Group Corp+          468       10,091         962       20,743
GenCorp Inc                        --           --          --           --
Geon Co                            --           --          --           --
Georgia Gulf Corp                 237        4,310         317        5,765
Granite Construction Inc           --           --          --           --
GTECH Holdings Corp+              200        5,050         440       11,110
Houghton Mifflin Co               304       14,516         211       10,075
Hussmann International
  Inc                              32          544         385        6,545
Idexx Laboratories Inc+           400        6,800         440        7,480
Ingram Micro Inc
  Class A+                        100        2,525         176        4,444
Intermedia Communications
  Inc+                             --           --         100        2,600
Jacobs Engineering Group+          --           --          --           --
Kaydon Corp                        --           --          --           --
Knoll Inc+                         --           --         176        4,708
Lam Research Corp+                300       16,931         264       14,900
Lance Inc                          --           --          --           --
Land's End Inc+                    --           --          --           --
Lee Enterprises Inc               498       14,286          --           --
Macromedia Inc+                   400       15,850         352       13,948
Mail-Well Inc+                     --           --         100        1,425
Mascotech Inc                      --           --         264        4,554
Media General Inc
  Class A                         280       13,720         194        9,506
Medpartners Inc+                  710        4,970       1,662       11,634
Mentor Graphics Corp+             600        5,381         616        5,525

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Ann Taylor Stores Inc+            308  $    10,203         226  $     7,486         209  $     6,923
Arrow International Inc            --           --          --           --         177        5,133
Bally Total Fitness
  Holding Corp+                   162        5,194         104        3,335         197        6,316
BEA Systems Inc+                  263        6,345         179        4,318         353        8,516
C-Cube Microsystems Inc+          263        7,315         357        9,929         718       19,969
Choice Hotels
  International Inc+            1,069       17,371         720       11,700       1,175       19,094
Choicepoint Inc+                  319       20,994         238       15,663         427       28,102
Cirrus Logic Inc+               1,411       15,786       1,052       11,769       1,434       16,043
Cognex Corp+                      614       18,535         536       16,181       1,248       37,674
Coleman Co Inc+                    --           --          --           --         177        1,626
Commscope Inc+                    694       23,900         546       18,803       1,471       50,658
CompUSA Inc+                    2,391       14,495       2,243       13,598       4,916       29,803
Dal Tile International
  Inc+                             --           --          --           --         177        1,571
Department 56 Inc+                263        7,364         179        5,012         630       17,640
DSP Communications Inc+            --           --         536       12,596         983       23,101
Etec Systems Inc+                 351       15,444         268       11,792         718       31,592
Ethyl Corp                      1,878        9,977       1,268        6,736       2,435       12,936
Federal Signal Corp               707       14,803         716       14,991       1,672       35,007
Ferro Corp                        573       13,752         443       10,632       1,179       28,296
First Health Group Corp+        1,806       38,942       1,700       36,656       3,694       79,652
GenCorp Inc                       425        9,138          --           --          --           --
Geon Co                            --           --          --           --         265        7,917
Georgia Gulf Corp                 653       11,876         415        7,548         665       12,095
Granite Construction Inc          355        8,875          --           --          --           --
GTECH Holdings Corp+              877       22,144         804       20,301       2,066       52,167
Houghton Mifflin Co               403       19,243         277       13,227         886       42,307
Hussmann International
  Inc                             898       15,266         712       12,104       1,453       24,701
Idexx Laboratories Inc+           701       11,917         536        9,112         983       16,711
Ingram Micro Inc
  Class A+                        351        8,863         357        9,014         718       18,130
Intermedia Communications
  Inc+                            100        2,600          --           --         188        4,888
Jacobs Engineering Group+         327       10,791          --           --          --           --
Kaydon Corp                       438       13,441          --           --          --           --
Knoll Inc+                        263        7,035         268        7,169         630       16,853
Lam Research Corp+                438       24,720         446       25,171       1,160       65,467
Lance Inc                         419        5,447          --           --          --           --
Land's End Inc+                   479       24,130          --           --          --           --
Lee Enterprises Inc               621       17,815         455       13,053          --           --
Macromedia Inc+                   614       24,330         446       17,673         895       35,464
Mail-Well Inc+                    100        1,425          --           --         188        2,679
Mascotech Inc                      --           --         357        6,158         807       13,921
Media General Inc
  Class A                         359       17,591         259       12,691         503       24,647
Medpartners Inc+                3,636       25,452       3,628       25,396       7,544       52,808
Mentor Graphics Corp+             847        7,597         993        8,906       1,513       13,570

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Metris Companies Inc              320  $     8,820         224  $     6,174
Micron Electronics Inc+            --           --         176        1,705
Newport News Shipbuilding          64        2,012         257        8,079
Nordson Corp                      214       10,519         141        6,931
Oakley Inc+                       600        3,675         528        3,234
Pairgain Technologies
  Inc+                            300        3,131         616        6,430
PE Corp-Celera Genomics
  Group+                            9          259         193        5,549
PetSmart Inc+                   1,200        5,775       1,144        5,506
Pier 1 Imports Inc                550        2,991       1,552        8,439
Pittston Brink's Group            323        7,691         546       13,002
Rexall Sundown Inc+               100        1,244         628        7,850
Richfood Holdings Inc              --           --         440        8,058
Rollins Inc                       388        6,087         185        2,902
Ruby Tuesday Inc                  384        6,960         176        3,190
Scholastic Inc+                   200        7,925         176        6,974
Security Dynamics
  Technology Inc+                 200        4,725         528       12,474
SkyTel Communications
  Inc+                             --           --         352        6,974
Sotheby's Holdings Inc            611       17,795          --           --
Structural Dynamics
  Research+                       303        4,886          --           --
Sunglass Hut
  International Inc+              600        7,575         440        5,555
Superior Industries
  International Inc               322        9,016         229        6,412
Symantec Corp+                    278        8,340         892       26,760
Talk.com Inc+                     100        1,031         540        5,569
Teletech Holdings Inc+             --           --          88          979
Thermo Cardiosystems Inc+         150        1,256         220        1,843
Vlasic Foods
  International Inc+               80          590         318        2,345
Voicestream Wireless
  Corp+                            --           --          88        3,630
Wausau-Mosinee Paper Corp         392        5,390         278        3,823
West Teleservices+                 --           --          --           --
Western Digital Corp+             700        4,288       1,232        7,546
Western Wireless Corp
  Class A+                         --           --          88        3,405
Whole Foods Market Inc+           200        7,188         352       12,650
Zenith Electronics Corp+           44            7          89           14
                                       -----------              -----------
TOTAL SMALL CAP GROWTH
  STOCKS
                -VALUE                 $   328,605              $   461,382
                 -COST                 $   393,401              $   613,551
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                        0.52%                    0.45%
7-Eleven Inc+                   1,800  $     3,713       1,232  $     2,541
AGCO Corp                         300        3,094         792        8,168
AGL Resources Inc                 538        9,718         387        6,990
Airgas Inc+                       400        5,250         704        9,240
Alexander & Baldwin Inc           204        4,934         607       14,682

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Metris Companies Inc              454  $    12,485         290  $     7,993         278  $     7,645
Micron Electronics Inc+           351        3,400         268        2,596         542        5,251
Newport News Shipbuilding         539       16,945         415       13,047         847       26,628
Nordson Corp                      257       12,633         186        9,143         340       16,713
Oakley Inc+                     1,152        7,056         814        4,986       1,160        7,105
Pairgain Technologies
  Inc+                          1,239       12,932       1,171       12,222       2,761       28,818
PE Corp-Celera Genomics
  Group+                          397       11,414         374       10,753         843       24,236
PetSmart Inc+                   2,028        9,760       1,528        7,354       2,950       14,197
Pier 1 Imports Inc              2,730       14,844       2,689       14,621       5,899       32,076
Pittston Brink's Group          1,202       28,623       1,020       24,289       2,512       59,817
Rexall Sundown Inc+             1,164       14,550         893       11,163       2,143       26,788
Richfood Holdings Inc              --           --         536        9,816         883       16,170
Rollins Inc                       565        8,863         357        5,600         696       10,918
Ruby Tuesday Inc                  563       10,204         355        6,434         784       14,210
Scholastic Inc+                   175        6,934         179        7,093         353       13,988
Security Dynamics
  Technology Inc+               1,064       25,137         893       21,097       2,055       48,549
SkyTel Communications
  Inc+                             --           --          --           --          --           --
Sotheby's Holdings Inc            743       21,640         556       16,194          --           --
Structural Dynamics
  Research+                       380        6,128         285        4,596          --           --
Sunglass Hut
  International Inc+              977       12,335         625        7,891       1,248       15,756
Superior Industries
  International Inc               398       11,144         296        8,288         450       12,600
Symantec Corp+                  1,722       51,660       1,494       44,820       3,403      102,090
Talk.com Inc+                   1,077       11,107         993       10,240       2,155       22,223
Teletech Holdings Inc+             --           --          --           --         265        2,948
Thermo Cardiosystems Inc+         263        2,203         268        2,245         498        4,171
Vlasic Foods
  International Inc+              829        6,114         749        5,524       1,792       13,216
Voicestream Wireless
  Corp+                            --           --          --           --         265       10,931
Wausau-Mosinee Paper Corp         501        6,889         363        4,991         328        4,510
West Teleservices+                 --           --          --           --         177        1,881
Western Digital Corp+           2,467       15,110       2,243       13,738       4,993       30,582
Western Wireless Corp
  Class A+                         --           --          --           --         265       10,252
Whole Foods Market Inc+           701       25,192         625       22,461       1,425       51,211
Zenith Electronics Corp+          279           45         230           37         367           59
                                       -----------              -----------              -----------
TOTAL SMALL CAP GROWTH
  STOCKS
                -VALUE                 $   923,782              $   738,740              $ 1,570,493
                 -COST                 $ 1,136,482              $   943,790              $ 2,050,362
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                        0.56%                    0.70%                    0.82%
7-Eleven Inc+                   2,379  $     4,907       1,707  $     3,521       4,110  $     8,477
AGCO Corp                       1,590       16,397       1,528       15,758       3,480       35,888
AGL Resources Inc                 699       12,626         498        8,995         459        8,291
Airgas Inc+                     1,502       19,714       1,350       17,719       3,126       41,029
Alexander & Baldwin Inc         1,164       28,154         990       23,946       2,490       60,227

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Anixter International
  Inc+                            500  $    10,531         440  $     9,268
Apria Healthcare Group
  Inc+                            500        8,438         528        8,910
Arch Chemicals Inc                135        2,658         334        6,576
Argonaut Group Inc                 --           --          88        2,222
Armco Inc+                        111          763         853        5,864
Aspect Telecommunication
  Corp+                            --           --         540        5,974
Battle Mountain Gold Co+          147          257       1,307        2,287
Beverly Enterprises Inc+          575        2,875       1,360        6,800
Bob Evans Farms Inc               468        9,536         317        6,459
Boise Cascade Office
  Products+                        --           --          88          847
Boston Chicken Inc+               600          210         500          175
Burlington Industries
  Inc+                            729        4,146         419        2,383
Callaway Golf Co                  296        2,942         950        9,441
Champion Enterprises Inc+          --           --          --           --
Charming Shoppes Inc+              59          328          --           --
ChemFirst Inc                      35          893          74        1,887
Chesapeake Corp                   256        8,656         176        5,951
Chesapeake Energy Corp+            --           --         352        1,144
Chicago Title Corp                106        4,803         181        8,202
Chris-Craft Industries
  Inc+                            123        6,202         243       12,302
Corn Product
  International Inc                60        1,954         260        8,466
Corporate Express Inc+            550        4,898       1,200       10,688
Cypress Semiconductor
  Corp+                           800       18,500         739       17,089
Devon Energy Corp+                 14          541         358       13,828
Dura Pharmaceuticals Inc+          --           --         440        5,858
Earthgrains Co                     56        1,351         257        6,200
Extended Stay America
  Inc+                            400        3,600         880        7,920
Federal Realty Investment
  Trust                            --           --          --           --
Firstplus Financial
  Group+                          200           75         440          165
Flowserve Corp                    200        3,163         528        8,349
Footstar Inc+                      46        1,495         216        7,020
Foundation Health
  Systems+                        391        4,985       1,443       18,398
Fuller (H B) Co                    --           --          --           --
Gaylord Entertainment Co
  Class A                         105        3,203          92        2,806
Glatfelter (P H) Co               486        6,409         246        3,244
Handleman Co+                      59          782         116        1,537
Hanna (M A) Co                    280        3,833         572        7,829
Harland (John H) Co                55        1,093         218        4,333
Health Care Property
  Investors Inc REIT              300        7,800         264        6,864
Heilig Meyers Co                  524        2,784         361        1,918
Horace Mann Educators
  Corp                            300        9,038         616       18,557
Hunt (J B) Transport
  Services                         --           --          --           --
ICG Communications Inc+           200        4,175         528       10,956

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Anixter International
  Inc+                            438  $     9,225         625  $    13,164       1,160  $    24,432
Apria Healthcare Group
  Inc+                            701       11,829         714       12,049       1,248       21,060
Arch Chemicals Inc                604       11,891         606       11,931       1,319       25,968
Argonaut Group Inc                 --           --         179        4,520         265        6,691
Armco Inc+                      1,843       12,671       1,547       10,636       3,646       25,066
Aspect Telecommunication
  Corp+                           100        1,106          --           --       1,260       13,939
Battle Mountain Gold Co+        3,736        6,538       3,080        5,390       6,616       11,578
Beverly Enterprises Inc+        2,642       13,210       2,459       12,295       5,535       27,675
Bob Evans Farms Inc               659       13,427         421        8,578       1,204       24,532
Boise Cascade Office
  Products+                       801        7,710         179        1,723         353        3,398
Boston Chicken Inc+               700          245         700          245       1,100          385
Burlington Industries
  Inc+                          1,096        6,234         769        4,374       1,880       10,693
Callaway Golf Co                1,816       18,047       1,846       18,345       3,935       39,104
Champion Enterprises Inc+         100          850          --           --         188        1,598
Charming Shoppes Inc+           2,105       11,709       1,546        8,600       3,271       18,195
ChemFirst Inc                     275        7,013         200        5,100         307        7,829
Chesapeake Corp                   316       10,685         237        8,014         674       22,790
Chesapeake Energy Corp+           976        3,172         546        1,775         984        3,198
Chicago Title Corp                361       16,358         725       32,852         817       37,020
Chris-Craft Industries
  Inc+                            457       23,136         316       15,998         211       10,682
Corn Product
  International Inc               610       19,863         508       16,542       1,308       42,592
Corporate Express Inc+          2,347       20,903       2,109       18,783       4,926       43,872
Cypress Semiconductor
  Corp+                         1,296       29,970       1,271       29,392       3,000       69,375
Devon Energy Corp+                832       32,136         700       27,038       1,559       60,216
Dura Pharmaceuticals Inc+         977       13,006         714        9,505       1,602       21,327
Earthgrains Co                    586       14,137         479       11,556       1,369       33,027
Extended Stay America
  Inc+                          1,765       15,885       1,618       14,562       3,745       33,705
Federal Realty Investment
  Trust                            --           --          --           --         353        7,722
Firstplus Financial
  Group+                          788          296         714          268       1,590          596
Flowserve Corp                  1,152       18,216         982       15,528       2,231       35,278
Footstar Inc+                     457       14,853         341       11,083         678       22,035
Foundation Health
  Systems+                      2,702       34,451       2,522       32,156       5,571       71,030
Fuller (H B) Co                   197       11,869          --           --          --           --
Gaylord Entertainment Co
  Class A                         123        3,752         153        4,667         221        6,741
Glatfelter (P H) Co               674        8,888         437        5,763         780       10,286
Handleman Co+                     409        5,419         274        3,631         560        7,420
Hanna (M A) Co                  1,211       16,576       1,261       17,260       2,551       34,917
Harland (John H) Co               543       10,792         550       10,931         997       19,815
Health Care Property
  Investors Inc REIT              351        9,126         446       11,596         718       18,668
Heilig Meyers Co                  831        4,415         586        3,113       1,248        6,630
Horace Mann Educators
  Corp                          1,240       37,355       1,161       34,975       2,685       80,886
Hunt (J B) Transport
  Services                        522        7,732          --           --          --           --
ICG Communications Inc+         1,152       23,904         982       20,377       2,231       46,293

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Imation Corp+                     276  $     7,780         454  $    12,797
Indiana Energy Inc                 --           --          --           --
INMC Mortgage Holdings
  Inc REIT                        200        2,688         892       11,986
Integrated Device
  Technology Inc+                 700       13,650         704       13,728
International Multifoods
  Corp                             --           --          --           --
International Specialty
  Products Inc+                    --           --         276        2,605
Interstate Hotels Corp+            25           91          63          228
Kelly Services Inc
  Class A                         106        2,981         194        5,456
Kennametal Inc                    300        7,950         264        6,996
Lattice Semiconductor+            100        6,169         352       21,692
Lifepoint Hospital Inc+            34          235         141          969
Lone Star Steakhouse &
  Saloon+                         300        2,288         352        2,684
Longview Fibre Co                 554        7,167         475        6,145
LTB Corp                          900        5,175       1,408        8,096
Lubrizol Corp                     329        8,348         857       21,746
Luby's Cafeteria Inc               45          602         193        2,581
Lyondell Petrochemical             76        1,107         698       10,165
MagneTek Inc+                      --           --          --           --
Mark IV Industries Inc            247        4,894         556       11,016
MAXXAM Inc+                        --           --          --           --
Michael Foods Inc                  --           --          --           --
Michaels Stores Inc+               --           --          --           --
Micro Warehouse Inc+              300        3,675         264        3,234
Mid Atlantic Medical
  Services+                       400        3,375         440        3,713
Midas Inc                          10          236         128        3,024
MobileMedia Corp+                 300           15         200           10
Modine Manufacturing Co           309        9,193         220        6,545
Neilsen Media Research+            60        2,201         391       14,345
Oakwood Homes Corp                200        1,213         616        3,735
Ocwen Financial Corp+              --           --         364        2,434
Officemax Inc+                    700        5,294       1,816       13,734
Olin Corp                         270        3,831         669        9,491
Olsten Corp                       291        2,983         462        4,736
Omnipoint Corp+                   200        8,100         264       10,692
Overseas Shipholding
  Group                           393        5,477         273        3,805
Paging Network Inc+               500        1,547         616        1,906
Pennzoil-Quaker State Co           32          444         408        5,661
Perrigo Co+                       812        6,445         484        3,842
Phycor Inc+                       300        1,219         704        2,860
Pioneer Natural Resources
  Co+                             476        5,414       1,329       15,117
Pogo Producing Co                 300        6,263         264        5,511
Precision Castparts Corp          100        3,550         264        9,372
Protection One Inc+                --           --         100          350

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Imation Corp+                     615  $    17,335         653  $    18,407       1,528  $    43,071
Indiana Energy Inc                411        8,715          --           --          --           --
INMC Mortgage Holdings
  Inc REIT                      1,778       23,892       1,618       21,742       3,491       46,910
Integrated Device
  Technology Inc+               1,590       31,005         714       13,923       2,055       40,072
International Multifoods
  Corp                            240        5,445          --           --          --           --
International Specialty
  Products Inc+                   363        3,426         268        2,529         818        7,720
Interstate Hotels Corp+           214          776         206          747         331        1,200
Kelly Services Inc
  Class A                         341        9,591         374       10,519         882       24,806
Kennametal Inc                    360        9,540         268        7,102         630       16,695
Lattice Semiconductor+            614       37,838         625       38,516       1,337       82,393
Lifepoint Hospital Inc+           582        4,001         436        2,998       1,107        7,611
Lone Star Steakhouse &
  Saloon+                         714        5,444         546        4,163         895        6,824
Longview Fibre Co                 780       10,091         513        6,637       1,275       16,495
LTB Corp                        2,730       15,698       2,511       14,438       6,153       35,380
Lubrizol Corp                   1,617       41,031       1,566       39,737       3,403       86,351
Luby's Cafeteria Inc              421        5,631         329        4,400         649        8,680
Lyondell Petrochemical          1,267       18,451         975       14,198       2,460       35,824
MagneTek Inc+                     322        2,979          --           --          --           --
Mark IV Industries Inc          1,126       22,309         948       18,782       2,298       45,529
MAXXAM Inc+                       112        6,398          --           --          --           --
Michael Foods Inc                 201        5,565          --           --          --           --
Michaels Stores Inc+               --           --          --           --         177        5,432
Micro Warehouse Inc+              526        6,444         357        4,373         718        8,795
Mid Atlantic Medical
  Services+                       714        6,024         446        3,763       1,248       10,530
Midas Inc                         299        7,064         237        5,599         450       10,631
MobileMedia Corp+                 400           20         300           15         700           35
Modine Manufacturing Co           408       12,138         299        8,895         442       13,150
Neilsen Media Research+           897       32,909         793       29,093       2,072       76,017
Oakwood Homes Corp              1,239        7,511       1,171        7,099       2,408       14,599
Ocwen Financial Corp+             726        4,855         636        4,253       1,172        7,838
Officemax Inc+                  3,543       26,794       3,270       24,729       7,292       55,146
Olin Corp                       1,308       18,557       1,312       18,614       2,738       38,845
Olsten Corp                     1,079       11,060         982       10,066       2,157       22,109
Omnipoint Corp+                   351       14,216         357       14,459         530       21,465
Overseas Shipholding
  Group                           482        6,718         362        5,045         331        4,613
Paging Network Inc+             1,415        4,378       1,261        3,901       2,861        8,851
Pennzoil-Quaker State Co        1,283       17,802         986       13,681       1,484       20,591
Perrigo Co+                     1,197        9,501         852        6,763       1,684       13,367
Phycor Inc+                     1,546        6,281       1,573        6,390       3,436       13,959
Pioneer Natural Resources
  Co+                           2,509       28,540       2,319       26,379       5,148       58,559
Pogo Producing Co                 526       10,980         446        9,310       1,072       22,378
Precision Castparts Corp          526       18,673         547       19,419       1,160       41,180
Protection One Inc+               200          700          --           --         200          700

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Public Service Company Of
  New Mexico                       --  $        --          --  $        --
Quest Diagnostics Inc+             46        1,216         211        5,578
Quorum Health Group Inc+           50          441         584        5,147
R.R. Donnelley Corp                36          623         252        4,363
Radian Group Inc                  100        4,631         264       12,227
Read-Rite Corp+                   400        2,250         440        2,475
Readers Digest
  Association Class B             200        5,663         264        7,475
Renaissance Worldwide
  Inc+                            200          975         440        2,145
Ruddick Corp                       --           --          --           --
Ryans Family Steak House+         119        1,153         454        4,398
Ryerson Tull Inc                  207        3,920         381        7,215
Sabre Group Holding Inc+           --           --         176        9,856
Safety-Kleen Corp+                 87        1,109         379        4,832
Santa Fe Snyder Corp+              83          809         712        6,942
Sbarro Inc+                        --           --          --           --
Schulman (A) Inc                  403        7,229         369        6,619
Sensormatic Electronics+          535        6,253         765        8,941
Sequa Corp Class A+               110        7,439          --           --
Sequent Computer Systems+         340        5,993          --           --
Services (B J) Co+                300       10,275       1,068       36,579
Smith International Inc+          214        9,991         616       28,760
Smucker (J M) Co Class A          305        7,015          --           --
Standard Register Co              301        8,146          --           --
Steel Dynamics Inc+                --           --         264        4,752
Stride Rite Corp                   63          547         330        2,867
Sunbeam Oster Co Inc+             300        1,856       1,056        6,534
Sybase Inc+                       700        8,750         616        7,700
Systemax Inc+                     200        1,863         176        1,639
Talbots Inc                       200        6,188         176        5,445
Tech Data Corp+                   300       11,119         616       22,831
Tecumseh Products Co
  Class A                         241       13,737         167        9,519
Terra Industries Inc              500        1,125         352          792
Tidewater Inc                     265        8,613         848       27,560
Too Inc+                           28          494         216        3,799
Total Renal Care Holdings
  Inc+                             --           --         980        7,901
Triad Hospitals Inc+               34          380         241        2,696
UCAR International Inc+           200        4,875         528       12,870
UICI+                             200        5,225         528       13,893
Unifi Inc+                        168        2,268         892       12,042
United Dominion Realty
  Trust Inc REIT                  400        4,600       1,508       17,342
Universal Corp                    181        5,136         528       14,982
Unova Inc+                         34          512         382        5,754
Valero Energy Corp                180        3,825         778       16,533

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Public Service Company Of
  New Mexico                      570  $    10,723         420  $     7,901          --  $        --
Quest Diagnostics Inc+            451       11,923         347        9,174         829       21,917
Quorum Health Group Inc+        1,164       10,258         948        8,354       2,243       19,766
R.R. Donnelley Corp               550        9,522         489        8,466       1,320       22,853
Radian Group Inc                  526       24,360         536       24,824       1,248       57,798
Read-Rite Corp+                   626        3,521         814        4,579       1,702        9,574
Readers Digest
  Association Class B             263        7,446         268        7,588         630       17,837
Renaissance Worldwide
  Inc+                            889        4,334         903        4,402       1,702        8,297
Ruddick Corp                      626       11,620         468        8,687          --           --
Ryans Family Steak House+         987        9,562         706        6,839       1,018        9,862
Ryerson Tull Inc                1,298       24,581       1,132       21,437       2,371       44,901
Sabre Group Holding Inc+          351       19,656         268       15,008         442       24,752
Safety-Kleen Corp+                965       12,304         773        9,856       1,413       18,016
Santa Fe Snyder Corp+           1,743       16,994       1,206       11,758       2,696       26,286
Sbarro Inc+                       280        7,700         196        5,390          --           --
Schulman (A) Inc                  601       10,780         550        9,866       1,147       20,574
Sensormatic Electronics+        1,610       18,817       1,036       12,108       1,865       21,797
Sequa Corp Class A+               120        8,115          91        6,154          --           --
Sequent Computer Systems+         413        7,279         304        5,358          --           --
Services (B J) Co+              2,041       69,904       1,796       61,513       4,110      140,768
Smith International Inc+        1,237       57,752       1,095       51,123       2,496      116,532
Smucker (J M) Co Class A          382        8,786         295        6,785          --           --
Standard Register Co              379       10,257         279        7,550          --           --
Steel Dynamics Inc+               526        9,468         357        6,426         983       17,694
Stride Rite Corp                  883        7,671         731        6,351       1,381       11,997
Sunbeam Oster Co Inc+           2,028       12,548       1,975       12,220       4,375       27,070
Sybase Inc+                     1,327       16,588       1,171       14,638       2,408       30,100
Systemax Inc+                     263        2,449         179        1,667         453        4,219
Talbots Inc                        --           --         179        5,538         353       10,921
Tech Data Corp+                 1,052       38,990       1,071       39,694       2,508       92,953
Tecumseh Products Co
  Class A                         302       17,214         222       12,654         381       21,717
Terra Industries Inc              714        1,607         546        1,229       1,072        2,412
Tidewater Inc                   1,624       52,780       1,326       43,095       3,284      106,730
Too Inc+                          527        9,263         450        7,896         932       16,361
Total Renal Care Holdings
  Inc+                            100          806          --           --         188        1,516
Triad Hospitals Inc+              582        6,511         536        5,997       1,107       12,385
UCAR International Inc+           964       23,498         893       21,767       2,143       52,236
UICI+                             877       23,076         804       21,155       2,143       56,388
Unifi Inc+                      1,674       22,599       1,512       20,412       3,350       45,225
United Dominion Realty
  Trust Inc REIT                2,830       32,545       2,689       30,924       5,988       68,862
Universal Corp                    911       25,850         887       25,169       2,112       59,928
Unova Inc+                      1,027       15,469         730       10,996       1,567       23,603
Valero Energy Corp              1,483       31,514       1,236       26,265       3,003       63,814

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Varco International Inc+          584  $     7,227         440  $     5,445
Varian Medical Systems
  Inc                             177        3,828         431        9,320
Venator Group Inc+                187        1,332         947        6,747
Ventas Inc                        500        1,906         792        3,020
Vishay Intertechnology
  Inc+                            578       12,391         515       11,040
Waddell & Reed Financial
  Class A                           9          204          68        1,543
Waddell & Reed Financial
  Class B                          39          890         273        6,228
Wallace Computer Services
  Inc                              90        1,924         176        3,762
Washington Gas & Light            464       12,383         317        8,460
Weingarten Realty
  Investors REIT                  200        7,938         176        6,985
White Mountains Insurance          --           --          --           --
Wisconsin Central
  Transport+                      400        6,375         704       11,220
Witco Corp                        216        3,497         874       14,148
Wyndham International
  Class A+                        751        2,675       1,911        6,808
Xtra Corp+                        200        9,063         176        7,975
Yellow Corp+                       49          778         196        3,112
                                       -----------              -----------
TOTAL SMALL CAP VALUE
  STOCKS
              -VALUE                   $   549,881              $ 1,020,161
               -COST                   $   782,084              $ 1,435,486
MICRO CAP STOCKS
PERCENT OF NET ASSETS                        0.12%                    0.08%
Advanta Corp Class B              163  $     2,486         143  $     2,181
Airtran Holdings Inc+             300        1,659         176          974
Alliance Semiconductor
  Corp+                            --           --          --           --
AMF Bowling Inc+                   --           --         176          704
APAC Teleservices Inc+            100          238         176          418
Ascent Entertainment
  Group+                          249        3,393         258        3,515
Aztec Technology Partners
  Inc+                             --           --         161          247
Bandag Inc                         --           --          88        2,926
Bandag Inc Class A                100        2,656          88        2,338
Bassett Furniture
  Industries                       25          509          44          897
Boyd Gaming Corp+                  --           --         176          946
Breed Technologies Inc+            --           --          --           --
Brown Shoe Company Inc             31          539         158        2,745
Campstead Mortgage Corp            --           --         352        1,606
Castle & Cooke Inc+               215        3,064         120        1,710
Collins & Aikman Corp              --           --          --           --
Consolidated Freightways
  Corp+                            31          335         159        1,719
ContiFinancial Corp+               --           --          88          116
Credit Acceptance Corp+           200        1,175         176        1,034
Crescent Operating Inc+            --           --          70          333
Crestline Capital Corp
  REIT+                           100        1,894         185        3,503
Crown Vantage Inc+                 21           50          42          100

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Varco International Inc+        1,019  $    12,610         846  $    10,469       1,878  $    23,240
Varian Medical Systems
  Inc                             820       17,733         795       17,192       1,659       35,876
Venator Group Inc+              2,578       18,368       2,211       15,753       4,409       31,414
Ventas Inc                      1,590        6,062       1,511        5,761       3,280       12,505
Vishay Intertechnology
  Inc+                          1,115       23,903         902       19,337       2,111       45,255
Waddell & Reed Financial
  Class A                         138        3,131         122        2,768         258        5,853
Waddell & Reed Financial
  Class B                         608       13,870         572       13,049       1,112       25,368
Wallace Computer Services
  Inc                             263        5,622         277        5,921         718       15,347
Washington Gas & Light            547       14,598         405       10,808         389       10,381
Weingarten Realty
  Investors REIT                  351       13,930         357       14,168         895       35,520
White Mountains Insurance          --           --          --           --         100       13,025
Wisconsin Central
  Transport+                    1,415       22,552       1,350       21,516       2,850       45,422
Witco Corp                      1,648       26,677       1,459       23,618       3,310       53,581
Wyndham International
  Class A+                      3,624       12,911       3,287       11,710       7,531       26,829
Xtra Corp+                        263       11,917         179        8,111         442       20,028
Yellow Corp+                      513        8,144         267        4,239         386        6,128
                                       -----------              -----------              -----------
TOTAL SMALL CAP VALUE
  STOCKS
              -VALUE                   $ 2,095,392              $ 1,798,171              $ 3,849,960
               -COST                   $ 2,810,762              $ 2,480,328              $ 5,330,869
MICRO CAP STOCKS
PERCENT OF NET ASSETS                        0.11%                    0.13%                    0.12%
Advanta Corp Class B              238  $     3,630         194  $     2,959         336  $     5,124
Airtran Holdings Inc+             450        2,489         278        1,538         719        3,977
Alliance Semiconductor
  Corp+                            --           --          --           --         221        2,472
AMF Bowling Inc+                  451        1,804         368        1,472         807        3,228
APAC Teleservices Inc+            451        1,071         457        1,085         630        1,496
Ascent Entertainment
  Group+                          351        4,782         354        4,823         700        9,538
Aztec Technology Partners
  Inc+                            436          668         388          594         744        1,140
Bandag Inc                        175        5,819          89        2,959         265        8,811
Bandag Inc Class A                175        4,648         179        4,755         353        9,377
Bassett Furniture
  Industries                      175        3,566         107        2,180         182        3,708
Boyd Gaming Corp+                  --           --         368        1,978         719        3,865
Breed Technologies Inc+            --           --          --           --         189          130
Brown Shoe Company Inc            296        5,143         197        3,423         224        3,892
Campstead Mortgage Corp           801        3,655         725        3,308       1,525        6,958
Castle & Cooke Inc+               294        4,190         198        2,822         301        4,289
Collins & Aikman Corp              --           --          --           --         453        2,407
Consolidated Freightways
  Corp+                           355        3,838         255        2,757         603        6,520
ContiFinancial Corp+              275          361         278          365         630          827
Credit Acceptance Corp+            --           --         278        1,633         542        3,184
Crescent Operating Inc+            --           --          --           --         277        1,316
Crestline Capital Corp
  REIT+                           298        5,643         428        8,105         992       18,786
Crown Vantage Inc+                 91          216          72          171         117          278

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Dave & Buster's Inc+               --  $        --          --  $        --
Deltic Timber Corp                140        3,491         145        3,616
Echelon International
  Corp+                            68        1,420          47          981
EEX Corp+                          45          214         355        1,686
Enesco Group Inc                  220        3,795         150        2,588
Ennis Business Forms Inc           --           --          --           --
Exabyte Corp+                      --           --          --           --
Fleming Co Inc                      2           24         256        3,088
Fritz Companies Inc+              200        2,275         176        2,002
General Semiconductor
  Inc+                             37          363         229        2,247
Genzyme Corp - Tissue
  Repair+                          44           85          10           19
Genzyme Corp Molecular
  Oncology+                        35          155          96          432
Genzyme Surgical
  Products+                        22          144         124          806
Gibson Greetings Inc+              --           --          --           --
Glenayre Technologies
  Inc+                            650        2,031         572        1,788
Golden Books Family
  Entertainment Inc+              234           47          --           --
Halter Marine Group Inc+          273        1,450         261        1,387
Hancock Fabrics Inc                --           --          --           --
Hartmarx Corp+                     81          334         202          833
Hearst-Argyle Television+         300        7,594         704       17,820
Highlands Insurance
  Group+                           37          315          67          570
Homebase Inc+                     365        1,597          --           --
Homestead Village
  Property Inc+                    75          183          76          185
Imperial Sugar Co                  --           --          --           --
Information Resources
  Inc+                             --           --          --           --
Input/Output Inc+                 500        3,688         440        3,245
Intergraph Corp+                   54          300         322        1,791
International Rectifier
  Corp+                           500        8,063         440        7,095
Interneuron
  Pharmaceuticals Co+              --           --         352          528
IT Group Inc+                      --           --          --           --
John Nuveen & Co Inc
  Class A                          --           --          88        3,438
Komag Inc+                        400        1,275         528        1,683
Laboratory Corp of
  America Holdings+               660        1,898         367        1,055
Lakes Gaming Inc+                 100        1,131          88          996
Lawson Products Inc                --           --          --           --
Leap Wireless
  International Inc+              100        1,738         198        3,440
Marvel Entertainment
  Group Inc+                       --           --         200           30
McMoRan Exploration Co+            46          929          41          828
MEMC Electronic Materials
  Inc+                            300        5,963         264        5,247
Mississippi Chemical Corp          11           83          24          182
Momentum Business
  Applications Inc+                17          131          31          238
Morrison Management
  Specialist                      128        3,008          58        1,363
National Presto
  Industries Inc                   --           --          --           --

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Dave & Buster's Inc+               90  $     1,058          --  $        --          --  $        --
Deltic Timber Corp                269        6,708         178        4,439         295        7,357
Echelon International
  Corp+                            84        1,754          62        1,294          57        1,190
EEX Corp+                         664        3,154         797        3,786       1,633        7,757
Enesco Group Inc                  262        4,520         191        3,295         186        3,209
Ennis Business Forms Inc          216        1,917          --           --          --           --
Exabyte Corp+                     398        1,493          --           --          --           --
Fleming Co Inc                    702        8,468         526        6,345       1,165       14,053
Fritz Companies Inc+              263        2,992          --           --         353        4,015
General Semiconductor
  Inc+                            521        5,112         410        4,023       1,128       11,069
Genzyme Corp - Tissue
  Repair+                         162          314         146          283         148          287
Genzyme Corp Molecular
  Oncology+                       179          806         171          770         252        1,134
Genzyme Surgical
  Products+                        59          384         165        1,073         243        1,580
Gibson Greetings Inc+             314        1,236          --           --          --           --
Glenayre Technologies
  Inc+                          1,130        3,531         814        2,544       1,459        4,559
Golden Books Family
  Entertainment Inc+              274           55         208           42          --           --
Halter Marine Group Inc+          440        2,338         407        2,162         684        3,634
Hancock Fabrics Inc               400        2,000          --           --          --           --
Hartmarx Corp+                    441        1,819         416        1,716         646        2,665
Hearst-Argyle Television+       1,327       33,590       1,250       31,641       2,773       70,192
Highlands Insurance
  Group+                          151        1,284         121        1,029         191        1,624
Homebase Inc+                     536        2,345         428        1,873          --           --
Homestead Village
  Property Inc+                   188          458         201          490         266          648
Imperial Sugar Co                 117          717         184        1,127          --           --
Information Resources
  Inc+                            353        3,839          --           --          --           --
Input/Output Inc+                 976        7,198         725        5,347       1,072        7,906
Intergraph Corp+                  855        4,756         623        3,465         976        5,429
International Rectifier
  Corp+                           877       14,142         625       10,078       1,072       17,286
Interneuron
  Pharmaceuticals Co+              --           --         636          954         895        1,343
IT Group Inc+                     120        1,432          --           --          --           --
John Nuveen & Co Inc
  Class A                          --           --          --           --          --           --
Komag Inc+                      1,064        3,392         814        2,595       1,072        3,417
Laboratory Corp of
  America Holdings+             1,014        2,915         710        2,041       1,281        3,683
Lakes Gaming Inc+                 153        1,731         112        1,267         199        2,251
Lawson Products Inc               173        3,979          --           --          --           --
Leap Wireless
  International Inc+              394        6,846         379        6,585         873       15,168
Marvel Entertainment
  Group Inc+                    1,400          210         200           30         600           90
McMoRan Exploration Co+            79        1,595          41          828          79        1,595
MEMC Electronic Materials
  Inc+                            351        6,976         357        7,095         807       16,039
Mississippi Chemical Corp          92          696          66          499         103          779
Momentum Business
  Applications Inc+                72          554          66          507          48          369
Morrison Management
  Specialist                      188        4,418         118        2,773         228        5,358
National Presto
  Industries Inc                  102        3,991          72        2,817          --           --

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Navigant International
  Inc+                             --  $        --          81  $       638
NCH Corp                           --           --          --           --
Novacare Inc+                      --           --          --           --
NPC International Inc+             --           --          --           --
Objective Systems
  Integrator Corp+                 --           --          88          242
Ocean Energy Inc+                 891        9,021       1,961       19,855
Octel Corp+                        19          216         118        1,342
OEA Inc                            --           --          --           --
Oregon Steel Mills Inc             --           --          --           --
OshKosh B'Gosh Class A             52          839          86        1,387
Parker Drilling Co+                --           --          --           --
Per-SE Technologies Inc+          800        2,850         792        2,822
Phillips Van Heusen Corp           --           --          --           --
Picturetel Corp+                  400        2,213         352        1,947
Pittston Burlington Group          61          545         141        1,260
Planet Hollywood
  International+                   --           --         176           44
Presstek Inc+                     200        1,225         352        2,156
Pride International Inc+           --           --         352        5,236
Primex Technologies Inc            94        1,962          98        2,046
Roadway Express Inc                46          969         139        2,928
School Specialty Inc+              --           --          90        1,114
Schweitzer-Mauduit
  International Inc                20          271          81        1,099
Service Merchandise Co+           771          217          --           --
Shoney's Inc+                      97          206         325          691
Sizzler International
  Inc+                            254          635          --           --
Skyline Corp                       20          555          39        1,082
Stewart & Stevenson
  Services                        364        4,323         334        3,966
Strattec Security Corp+            10          349          25          873
Sunburst Hospitality
  Corp+                            19          115         147          891
TCI Satellite
  Entertainment Class A+          107          381         477        1,699
ThermoLase Corp+                   --           --          88          171
Topp Inc+                         512        4,544          --           --
TransTexas Gas Corp+               --           --          --           --
U.S. Office Products Co+           --           --         203          785
US Oncology Inc+                   --           --         176        1,804
Varian Inc+                       177        2,788         431        6,842
Varian Semiconductor
  Equipment+                      177        4,016         431        9,805
Vencor Inc+                       500           40         616           49
Vornado Operating Inc+             20          128          44          281
Watts Industries Inc
  Class A                         308        6,776          --           --
Wellman Inc                       363        6,103         246        4,136

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Navigant International
  Inc+                            168  $     1,323         144  $     1,134         422  $     3,323
NCH Corp                          109        4,851          79        3,516          --           --
Novacare Inc+                     954        1,073         734          826          --           --
NPC International Inc+            328        3,711         253        2,862          --           --
Objective Systems
  Integrator Corp+                 --           --          --           --         277          762
Ocean Energy Inc+               3,582       36,268       3,388       34,304       7,194       72,839
Octel Corp+                       263        2,992         233        2,650         522        5,938
OEA Inc                           270        1,890         299        2,093          --           --
Oregon Steel Mills Inc            262        2,866         178        1,947          --           --
OshKosh B'Gosh Class A            400        6,450         152        2,451         392        6,321
Parker Drilling Co+               840        4,200         652        3,260          --           --
Per-SE Technologies Inc+        1,064        3,791       1,171        4,172       1,967        7,007
Phillips Van Heusen Corp          359        3,052         259        2,202          --           --
Picturetel Corp+                  714        3,949         546        3,020         807        4,464
Pittston Burlington Group         287        2,565         197        1,761         455        4,067
Planet Hollywood
  International+                  438          110         357           89         530          133
Presstek Inc+                     451        2,762         457        2,799         630        3,859
Pride International Inc+          701       10,427         714       10,621       1,602       23,830
Primex Technologies Inc           188        3,925         152        3,173         222        4,634
Roadway Express Inc               237        4,992         217        4,571         317        6,677
School Specialty Inc+             187        2,314         160        1,980         358        4,430
Schweitzer-Mauduit
  International Inc               188        2,550         157        2,129         310        4,204
Service Merchandise Co+         1,428          402       1,091          307          --           --
Shoney's Inc+                     758        1,611         632        1,343       1,252        2,661
Sizzler International
  Inc+                            480        1,200         384          960          --           --
Skyline Corp                      195        5,411          70        1,943         117        3,247
Stewart & Stevenson
  Services                        434        5,154         326        3,871         846       10,046
Strattec Security Corp+            63        2,201          44        1,537          --           --
Sunburst Hospitality
  Corp+                           422        2,558         340        2,061         458        2,777
TCI Satellite
  Entertainment Class A+        1,008        3,591         788        2,807       1,649        5,875
ThermoLase Corp+                   --           --          --           --         365          707
Topp Inc+                         633        5,618         470        4,171          --           --
TransTexas Gas Corp+               --           --          --           --         265          149
U.S. Office Products Co+          521        2,019         460        1,783         906        3,510
US Oncology Inc+                   --           --         179        1,835         353        3,618
Varian Inc+                       820       13,018         795       12,621       1,659       26,337
Varian Semiconductor
  Equipment+                      820       18,655         795       18,086       1,659       37,742
Vencor Inc+                     1,315          105       1,053           84       2,185          175
Vornado Operating Inc+             90          574         180        1,148         159        1,014
Watts Industries Inc
  Class A                         407        8,954         298        6,556          --           --
Wellman Inc                       434        7,297         326        5,481         846       14,223

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Workflow Management Inc+           --  $        --         107  $     1,418
Xoma Ltd+                         188          858          --           --
                                       -----------              -----------
TOTAL MICRO CAP STOCKS
       -VALUE                          $   123,867              $   177,828
        -COST                          $   316,468              $   416,193
INTERNATIONAL STOCKS
  (EXCEPT JAPAN)
PERCENT OF NET ASSETS                        4.34%                    7.50%
Aegon NV ADR
  (Netherlands)                   116  $    10,070         785  $    68,148
Alcatel Alsthom Compagnie
  Generale d'electricite
  ADR (France)                  2,889       89,378      10,492      324,596
Allied Irish Banks PLC
  ADR (Ireland)                 4,438      114,833      16,406      424,505
Allied Zurich PLC ADR           2,120       52,668       8,258      205,158
Astrazeneca PLC ADR             3,573      140,687      12,905      508,134
Axa-UAP ADR (France)            1,875      117,422       5,908      369,989
Banco Bilbao Vizcaya ADR
  (Spain)                       3,310       44,478      11,708      157,326
Benetton SpA ADR (Italy)        1,707       65,933       6,262      241,870
BP Amoco PLC ADR (Great
  Britain)                      1,754      196,667       8,350      936,244
Branco Santander Central
  ADR                          10,254      103,181      37,548      377,827
British Airways PLC ADR
  (UK)                            490       32,554       1,900      126,231
British American Tobacco
  PLC ADR (UK)                  1,021       17,612       4,358       75,176
British Sky Broadcasting
  ADR (UK)                        547       30,906       1,985      112,153
British Steel PLC ADR
  (UK)                            518       13,436       1,572       40,774
British
  Telecommunications PLC
  ADR (UK)                      1,764      271,877       6,123      943,707
Broken Hill Propriety Co
  Ltd ADR (Australia)             520       11,245       1,878       40,612
Cable & Wireless Ltd ADR        9,423      212,613      33,656      759,362
Cadbury Schweppes PLC ADR
  (UK)                          2,434       61,763       8,724      221,372
Coles Myer Ltd ADR
  (Australia)                     914       41,016       2,932      131,574
Daimler-Chrysler AG             3,789      284,885      15,398    1,157,737
Deutsche Telekom Ag ADR
  (Germany)                     3,726      165,341      13,258      588,324
Diageo PLC ADR (UK)             2,987      123,774      10,695      443,174
ELF Aquitaine ADR
  (France)                      1,256      110,607       4,412      388,532
Elsevier NV ADR
  (Netherlands)                 2,927       68,419      10,761      251,538
Ericsson L M Telephone
  ADR (Sweden)                  2,032       66,167       7,026      228,784
Fiat SpA ADR                    1,549       50,343       5,615      182,488
Glaxo Holdings PLC ADR
  (UK)                          2,860      151,401       9,892      523,658
Hanson PLC ADR (UK)             1,899       80,470       6,656      282,048
Imperial Chemical
  Industries PLC ADR (UK)         849       38,842       3,141      143,701
Jefferson Smurfit Group
  ADR (Ireland)                   605       18,074       2,160       64,530
KLM Royal Dutch Airlines
  ADR (Netherlands)               193        5,247         855       23,245
Koninklijke Ahold NV ADR
  (Netherlands)                 2,362       84,442       8,403      300,407

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Workflow Management Inc+          223  $     2,955         192  $     2,544         429  $     5,684
Xoma Ltd+                         269        1,227         272        1,241          --           --
                                       -----------              -----------              -----------
TOTAL MICRO CAP STOCKS
       -VALUE                          $   396,857              $   323,679              $   587,262
        -COST                          $   873,143              $   712,440              $ 1,222,754
INTERNATIONAL STOCKS
  (EXCEPT JAPAN)
PERCENT OF NET ASSETS                       10.60%                   13.58%                   15.66%
Aegon NV ADR
  (Netherlands)                 2,766  $   240,123       1,733  $   150,446       3,397  $   294,902
Alcatel Alsthom Compagnie
  Generale d'electricite
  ADR (France)                 24,784      766,755      21,680      670,725      48,653    1,505,202
Allied Irish Banks PLC
  ADR (Ireland)                34,669      897,060      32,445      839,514      71,333    1,845,741
Allied Zurich PLC ADR          17,502      434,813      16,798      417,323      30,471      757,009
Astrazeneca PLC ADR            27,536    1,084,230      25,856    1,018,080      54,799    2,157,711
Axa-UAP ADR (France)           14,497      907,875      12,278      768,910      27,460    1,719,683
Banco Bilbao Vizcaya ADR
  (Spain)                      27,795      373,495      24,603      330,603      54,781      736,120
Benetton SpA ADR (Italy)       14,832      572,886      13,116      506,606      29,076    1,123,061
BP Amoco PLC ADR (Great
  Britain)                     19,294    2,163,340      17,054    1,912,180      15,781    1,769,445
Branco Santander Central
  ADR                          77,228      777,107      74,088      745,511     156,336    1,573,131
British Airways PLC ADR
  (UK)                          4,395      291,993       4,029      267,677       8,899      591,227
British American Tobacco
  PLC ADR (UK)                 14,803      255,352      10,900      188,025      23,674      408,377
British Sky Broadcasting
  ADR (UK)                      4,877      275,551       4,258      240,577       9,413      531,835
British Steel PLC ADR
  (UK)                          4,042      104,839       3,220       83,519       8,073      209,393
British
  Telecommunications PLC
  ADR (UK)                     14,723    2,269,182      12,865    1,982,818      28,597    4,407,513
Broken Hill Propriety Co
  Ltd ADR (Australia)           4,701      101,659       3,912       84,597       9,287      200,831
Cable & Wireless Ltd ADR       76,696    1,730,454      70,029    1,580,025     150,091    3,386,428
Cadbury Schweppes PLC ADR
  (UK)                         18,622      472,533      17,356      440,409      38,468      976,126
Coles Myer Ltd ADR
  (Australia)                   7,165      321,529       6,359      285,360      14,349      643,911
Daimler-Chrysler AG            35,749    2,687,878      31,555    2,372,542      55,389    4,164,560
Deutsche Telekom Ag ADR
  (Germany)                    31,315    1,389,603      27,280    1,210,550      61,130    2,712,644
Diageo PLC ADR (UK)            25,702    1,065,027      22,526      933,421      50,128    2,077,179
ELF Aquitaine ADR
  (France)                     10,329      909,598       8,965      789,480      19,750    1,739,234
Elsevier NV ADR
  (Netherlands)                25,206      589,190      22,121      517,078      49,406    1,154,865
Ericsson L M Telephone
  ADR (Sweden)                 16,884      549,785      14,628      476,324      33,171    1,080,131
Fiat SpA ADR                   13,350      433,875      11,689      379,876      25,726      836,079
Glaxo Holdings PLC ADR
  (UK)                         23,531    1,245,672      20,636    1,092,418      46,092    2,439,995
Hanson PLC ADR (UK)            16,027      679,144      14,092      597,143      31,166    1,320,659
Imperial Chemical
  Industries PLC ADR (UK)       7,533      344,635       6,773      309,865      15,047      688,400
Jefferson Smurfit Group
  ADR (Ireland)                 5,140      153,558       4,051      121,024      10,394      310,521
KLM Royal Dutch Airlines
  ADR (Netherlands)             1,871       50,868       1,497       40,700       3,778      102,714
Koninklijke Ahold NV ADR
  (Netherlands)                19,860      709,995      17,404      622,193      38,407    1,373,050

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--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Koninklijke Philips
  Electric NV ADR                 436  $    44,826       1,299  $   133,553
Louis Vuitton Moet
  Hennessey ADR (France)          831       50,691       3,053      186,233
Montedison SpA ADR              1,679       25,605       5,831       88,923
National Australia Bank
  Ltd ADR (Australia)             903       68,515       3,131      237,565
National Power ADR (UK)           738       21,402       2,500       72,500
News Corporation Ltd              674       19,757       2,480       72,695
Nokia Corp                      1,012       84,376       3,476      289,812
Novo Nordisk A/S ADR
  (Denmark)                     1,992      116,034       6,961      405,478
Premier Farnell PLC ADR
  (UK)                          1,999       17,491       7,319       64,041
Repsol SA                       2,101       43,858       7,700      160,738
Reuters Group PLC ADR
  (UK)                            484       42,683       1,913      168,703
Rhone Poulenc Rorer
  Class A                       1,714       83,236       6,355      308,615
Royal Dutch Petroleum
  Corp                          3,076      190,328      10,868      672,458
SKF AB ADR (Sweden)               521       11,820       1,931       43,810
SmithKline Beecham PLC
  ADR (UK)                      1,645      104,869       6,095      388,556
Swedish Match AB ADR
  (Sweden)                        852       34,719       2,502      101,957
Tele Danmark A/S ADR
  (Denmark)                     2,898       81,506      10,056      282,825
Telecommunications of New
  Zealand Corp ADR (New
  Zealand)                        859       30,602       3,058      108,941
Telefonica de Espana SA
  ADR (Spain)+                  1,143       55,078       4,818      232,167
Total Compagnie Francaise
  des Petroles SA ADR
  (France)                      1,628      105,922       5,675      369,230
Unilever NV                     2,645      182,174       9,250      637,094
Vodafone Group PLC ADR
  (UK)                          1,130      226,636       4,744      951,469
Westpac Banking Corp ADR
  (Australia)                   1,236       37,698       4,558      139,019
WMC Ltd ADR (Japan)               830       14,733       2,937       52,132
                                       -----------              -----------
TOTAL INTERNATIONAL
  STOCKS (EXCEPT JAPAN)
            -VALUE                     $ 4,570,910              $16,811,438
             -COST                     $ 3,182,274              $11,166,944
JAPANESE STOCKS
PERCENT OF NET ASSETS                        1.26%                    2.45%
Canon Inc ADR (Japan)             990  $    29,576       4,630  $   138,321
CSK Corp ADR (Japan)            1,416       38,675       5,920      161,690
Fuji Photo Film Co Ltd
  ADR (Japan)                     675       24,638       3,060      111,690
Hitachi Ltd ADR (Japan)           532       53,932       2,424      245,733
Honda Motor Co Ltd ADR
  (Japan)                         433       35,100       1,785      144,697
Ito Yokado Co Ltd ADR
  (Japan)                       1,320       98,340       4,910      365,795
Japan Air Lines Co ADR
  (Japan)                       7,308       55,724      30,340      231,343
Kirin Brewery Co ADR
  (Japan)                       1,197      143,939       4,882      587,061
Kubota Corp ADR (Japan)         1,034       64,754       4,543      284,505
Kyocera Corp ADR (Japan)          660       44,014       2,558      170,587

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Koninklijke Philips
  Electric NV ADR               3,185  $   327,507       2,873  $   295,380       6,315  $   649,261
Louis Vuitton Moet
  Hennessey ADR (France)        7,095      432,795       6,486      395,646      13,999      853,939
Montedison SpA ADR             16,507      251,732      13,247      202,017      29,877      455,624
National Australia Bank
  Ltd ADR (Australia)           7,502      569,214       6,497      492,960      14,645    1,111,189
National Power ADR (UK)         6,031      174,899       5,421      157,209      12,015      348,435
News Corporation Ltd            6,004      175,992       5,125      150,227      11,975      351,017
Nokia Corp                      7,632      636,318       7,222      602,134      15,102    1,259,129
Novo Nordisk A/S ADR
  (Denmark)                    16,436      957,397      14,464      842,528      32,207    1,876,058
Premier Farnell PLC ADR
  (UK)                         17,299      151,366      14,076      123,165      34,009      297,579
Repsol SA                      16,625      347,047      15,850      330,869      33,139      691,777
Reuters Group PLC ADR
  (UK)                          4,704      414,834       4,156      366,507       9,081      800,831
Rhone Poulenc Rorer
  Class A                      15,106      733,585      13,342      647,921      29,545    1,434,779
Royal Dutch Petroleum
  Corp                         25,712    1,590,930      22,430    1,387,856      50,272    3,110,580
SKF AB ADR (Sweden)             4,677      106,109       3,964       89,933       9,561      216,915
SmithKline Beecham PLC
  ADR (UK)                     14,571      928,901      12,818      817,148      28,617    1,824,334
Swedish Match AB ADR
  (Sweden)                      5,527      225,225       5,155      210,066      11,093      452,040
Tele Danmark A/S ADR
  (Denmark)                    21,762      612,056      20,124      565,988      44,352    1,247,400
Telecommunications of New
  Zealand Corp ADR (New
  Zealand)                      7,273      259,101       6,371      226,967      14,540      517,988
Telefonica de Espana SA
  ADR (Spain)+                 11,597      558,830      10,341      498,307      22,477    1,083,110
Total Compagnie Francaise
  des Petroles SA ADR
  (France)                     13,714      892,267      11,867      772,097      26,865    1,747,904
Unilever NV                    23,607    1,625,932      20,283    1,396,992      44,884    3,091,386
Vodafone Group PLC ADR
  (UK)                         11,624    2,331,339      10,101    2,025,882      23,138    4,640,615
Westpac Banking Corp ADR
  (Australia)                  10,939      333,640       9,713      296,247      21,632      659,776
WMC Ltd ADR (Japan)             7,149      126,895       6,295      111,736      14,218      252,370
                                       -----------              -----------              -----------
TOTAL INTERNATIONAL
  STOCKS (EXCEPT JAPAN)
            -VALUE                     $39,613,515              $34,981,301              $73,811,713
             -COST                     $27,426,307              $24,572,192              $56,546,736
JAPANESE STOCKS
PERCENT OF NET ASSETS                        3.66%                    4.32%                    5.04%
Canon Inc ADR (Japan)          11,845  $   353,869       9,605  $   286,949      20,620  $   616,023
CSK Corp ADR (Japan)           14,920      407,503      12,111      330,782      25,952      708,814
Fuji Photo Film Co Ltd
  ADR (Japan)                   7,624      278,276       6,236      227,614      13,350      487,275
Hitachi Ltd ADR (Japan)         5,958      603,992       4,864      493,088      10,276    1,041,730
Honda Motor Co Ltd ADR
  (Japan)                       4,477      362,917       3,642      295,230       7,644      619,642
Ito Yokado Co Ltd ADR
  (Japan)                      12,310      917,095      10,012      745,894      21,404    1,594,598
Japan Air Lines Co ADR
  (Japan)                      76,075      580,072      62,174      474,077     132,887    1,013,263
Kirin Brewery Co ADR
  (Japan)                      11,966    1,438,912       9,680    1,164,020      20,852    2,507,453
Kubota Corp ADR (Japan)        11,376      712,422       9,285      581,473      19,660    1,231,208
Kyocera Corp ADR (Japan)        6,152      410,262       4,960      330,770      10,654      710,489

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Makita Corp ADR (Japan)         1,020  $    12,368       4,293  $    52,053
Matsushita Electric
  Industries Co                   257       51,673         933      187,591
Mitsubishi Corp ADR
  (Japan)                       2,094       34,798      14,125      234,726
Mitsui & Co Ltd ADR
  (Japan)                         460       64,515       1,875      262,969
NEC Corp ADR (Japan)              883       71,082       3,613      290,847
Nippon Telegraph &
  Telegraph ADR (Japan)         1,424       80,456       5,469      308,999
Nissan Motor Co Ltd ADR
  (Japan)                       2,735       31,282      11,226      128,397
Pioneer Corp ADR                1,592       28,258       6,817      121,002
Ricoh Co Ltd ADR (Japan)          477       42,461       2,099      186,847
SONY Corp ADR (Japan)             368       46,851       1,482      188,677
Tokio Marine & Fire
  Insurance Co ADR
  (Japan)                       2,818      166,262      11,360      670,240
Toyota Motor Corp ADR
  (Japan)                       1,678      105,609       6,761      425,520
                                       -----------              -----------
TOTAL JAPANESE STOCKS
      -VALUE                           $ 1,324,307              $ 5,499,290
       -COST                           $ 1,138,759              $ 4,400,253

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Makita Corp ADR (Japan)        10,709  $   129,847       8,797  $   106,664      18,833  $   228,350
Matsushita Electric
  Industries Co                 2,061      414,390       1,721      346,029       3,566      716,989
Mitsubishi Corp ADR
  (Japan)                      35,518      590,231      29,050      482,747      61,890    1,028,476
Mitsui & Co Ltd ADR
  (Japan)                       4,822      676,286       3,934      551,744       8,395    1,177,399
NEC Corp ADR (Japan)            9,110      733,355       7,314      588,777      15,849    1,275,845
Nippon Telegraph &
  Telegraph ADR (Japan)        13,740      776,310      11,158      630,427      23,774    1,343,231
Nissan Motor Co Ltd ADR
  (Japan)                      28,354      324,299      23,199      265,339      49,557      566,808
Pioneer Corp ADR               17,194      305,194      14,037      249,157      29,956      531,719
Ricoh Co Ltd ADR (Japan)        5,259      468,142       4,125      367,196       9,083      808,544
SONY Corp ADR (Japan)           3,550      451,959       2,933      373,408       6,266      797,740
Tokio Marine & Fire
  Insurance Co ADR
  (Japan)                      28,386    1,674,774      22,969    1,355,171      49,308    2,909,172
Toyota Motor Corp ADR
  (Japan)                      17,081    1,075,035      13,969      879,174      29,744    1,872,013
                                       -----------              -----------              -----------
TOTAL JAPANESE STOCKS
      -VALUE                           $13,685,142              $11,125,730              $23,786,781
       -COST                           $11,162,215              $ 8,871,227              $18,870,085

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------
WARRANTS
PERCENT OF NET ASSETS                        0.00%                    0.00%
Edison Brothers Stores
  (09/26/05)+                      --  $        --          --  $        --
Golden State Bancorp
  (01/01/01)+                     200          300         500          766
Marvel Enterprises
  (10/02/01)+                      --           --          14            8
Morrison Knudsen Corp
  (03/11/03)+                       4           13          17           56
Total Fina (08/08/03)+             --           --          81        1,924
                                       -----------              -----------
TOTAL WARRANTS
-VALUE                                 $       313              $     2,754
-COST                                  $     1,154              $     2,259

TOTAL COMMON STOCKS
      -VALUE                           $21,461,786              $91,535,859
       -COST                           $15,593,056              $64,506,093

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
WARRANTS
PERCENT OF NET ASSETS                        0.00%                    0.00%                    0.00%
Edison Brothers Stores
  (09/26/05)+                      16  $        --          --  $        --          --  $        --
Golden State Bancorp
  (01/01/01)+                     800        1,200         900        1,378       1,900        2,850
Marvel Enterprises
  (10/02/01)+                     105           57          14            8          44           24
Morrison Knudsen Corp
  (03/11/03)+                      27           89          25           83          42          139
Total Fina (08/08/03)+             81        1,924          81        1,924         162        3,848
                                       -----------              -----------              -----------
TOTAL WARRANTS
      -VALUE                           $     3,270              $     3,393              $     6,861
       -COST                           $     9,202              $     4,847              $     7,981

TOTAL COMMON STOCKS
      -VALUE                           $240,092,251             $200,751,399             $451,696,650
       -COST                           $169,400,711             $140,264,186             $331,265,110

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                            PRINCIPAL        VALUE   PRINCIPAL        VALUE
---------------------------------------------------------------------------
LONG-TERM GOVERNMENT
 BONDS
PERCENT OF NET ASSETS                        9.81%                    6.24%
U.S. Treasury Bonds,
  4.75%-14.00%,
  02/15/01-11/15/28        $8,950,000  $10,316,968  $12,000,000 $13,997,643
                                       -----------              -----------
TOTAL LONG-TERM
  GOVERNMENT BONDS
      -VALUE                           $10,316,968              $13,997,643
       -COST                           $10,538,767              $14,183,529
INTERMEDIATE-TERM
 GOVERNMENT BONDS
PERCENT OF NET ASSETS                       51.13%                   42.17%
U.S. Treasury Notes,
  4.00%-8.50%,
  09/30/00-11/15/08        $53,175,000 $53,777,368  $93,620,000 $94,598,856
                                       -----------              -----------
TOTAL INTERMEDIATE-TERM
  GOVERNMENT BONDS
        -VALUE                         $53,777,368              $94,598,856
         -COST                         $54,399,156              $96,064,365

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                            PRINCIPAL        VALUE   PRINCIPAL        VALUE   PRINCIPAL        VALUE
----------------------------------------------------------------------------------------------------
LONG-TERM GOVERNMENT
 BONDS
PERCENT OF NET ASSETS                        5.46%                   11.20%                    3.15%
U.S. Treasury Bonds,
  4.75%-14.00%,
  02/15/01-11/15/28        $17,650,000 $20,398,735  $24,890,000 $28,842,775  $12,700,000 $14,847,206
                                       -----------              -----------              -----------
TOTAL LONG-TERM
  GOVERNMENT BONDS
              -VALUE                   $20,398,735              $28,842,775              $14,847,206
               -COST                   $21,203,865              $29,660,493              $15,645,288
INTERMEDIATE-TERM
 GOVERNMENT BONDS
PERCENT OF NET ASSETS                       25.01%                    5.41%                    0.37%
U.S. Treasury Notes,
  4.00%-8.50%,
  09/30/00-11/15/08        $92,705,000 $93,489,258  $13,750,000 $13,919,777  $1,700,000  $ 1,732,401
                                       -----------              -----------              -----------
TOTAL INTERMEDIATE-TERM
  GOVERNMENT BONDS
        -VALUE                         $93,489,258              $13,919,777              $ 1,732,401
         -COST                         $94,778,500              $14,260,878              $ 1,743,504

LifePath Master Portfolios                           AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                     LIFEPATH 2000            LIFEPATH 2010
                           -----------------------  -----------------------
                            PRINCIPAL        VALUE   PRINCIPAL        VALUE
---------------------------------------------------------------------------
CASH EQUIVALENTS
PERCENT OF NET ASSETS                        1.94%                    6.62%
Dreyfus Institutional
  Money Market Fund++      $   45,280  $    45,280  $  953,557  $   953,557
Janus Institutional Money
  Market Fund++                    --           --   8,900,000    8,900,000
Merrimac Institutional
  Money Market Fund++       2,000,000    2,000,000   5,000,000    5,000,000
                                       -----------              -----------
TOTAL CASH EQUIVALENTS
       -VALUE                          $ 2,045,280              $14,853,557
        -COST                          $ 2,045,280              $14,853,557

REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                       18.00%                    7.92%
Morgan Stanley Tri Party
  Repurchase Agreement,
  dated 8/31/99, due
  9/1/99, with a maturity
  value of $62,640,800
  and an effective yield
  of 5.14%,
  collateralized by U.S.
  Government obligations
  with a rate of 5.28%,
  with a maturity date of
  9/15/99 and with an
  aggregate market value
  of $63,722,191           $18,930,118 $18,930,118  $17,760,821 $17,760,821
                                       -----------              -----------
TOTAL REPURCHASE
  AGREEMENTS
              -VALUE                   $18,930,118              $17,760,821
               -COST                   $18,930,118              $17,760,821

TOTAL INVESTMENTS IN
  SECURITIES
                -VALUE                 $106,531,520             $232,746,736
               -COST##                 $101,506,377             $207,368,365

TOTAL INVESTMENTS IN
  SECURITIES                  101.28%  $106,531,520    103.76%  $232,746,736
Other Assets and
  Liabilities, Net            (1.28)%   (1,346,499)    (3.76)%   (8,440,441)
                           ----------  -----------  ----------  -----------
TOTAL NET ASSETS              100.00%  $105,185,021    100.00%  $224,306,295
                           ==========  ===========  ==========  ===========

--------------------------------------------------------------------------------

+    NON-INCOME EARNING SECURITIES.
++ REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

## COST FOR FEDERAL
  INCOME TAX PURPOSES IS:              $101,506,377             $207,368,365
 Net unrealized
   appreciation consists
   of:
 Gross Unrealized
   Appreciation                          7,119,393               30,270,627
 Gross Unrealized
   Depreciation                         (2,094,250)              (4,892,256)
                                       -----------              -----------
 NET UNREALIZED
   APPRECIATION                        $ 5,025,143              $25,378,371
                                       ===========              ===========

The accompanying notes are an integral part of the financial statements.

AUGUST 31, 1999 (UNAUDITED)                           LifePath Master Portfolios
----------------------------------------------------------------------------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                            PRINCIPAL        VALUE   PRINCIPAL        VALUE   PRINCIPAL        VALUE
----------------------------------------------------------------------------------------------------
CASH EQUIVALENTS
PERCENT OF NET ASSETS                        7.45%                    6.03%                    9.02%
Dreyfus Institutional
  Money Market Fund++      $  228,174  $   228,174  $  625,104  $   625,104  $  513,468  $   513,468
Janus Institutional Money
  Market Fund++             9,500,000    9,500,000   4,900,000    4,900,000  21,000,000   21,000,000
Merrimac Institutional
  Money Market Fund++      18,100,000   18,100,000  10,000,000   10,000,000  21,000,000   21,000,000
                                       -----------              -----------              -----------
TOTAL CASH EQUIVALENTS
       -VALUE                          $27,828,174              $15,525,104              $42,513,468
        -COST                          $27,828,174              $15,525,104              $42,513,468

REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                        4.05%                    2.76%                    0.74%
Morgan Stanley Tri Party
  Repurchase Agreement,
  dated 8/31/99, due
  9/1/99, with a maturity
  value of $62,640,800
  and an effective yield
  of 5.14%,
  collateralized by U.S.
  Government obligations
  with a rate of 5.28%,
  with a maturity date of
  9/15/99 and with an
  aggregate market value
  of $63,722,191           $15,132,858 $15,132,858  $7,118,017  $ 7,118,017  $3,510,068  $ 3,510,068
                                       -----------              -----------              -----------
TOTAL REPURCHASE
  AGREEMENTS
              -VALUE                   $15,132,858              $ 7,118,017              $ 3,510,068
               -COST                   $15,132,858              $ 7,118,017              $ 3,510,068

TOTAL INVESTMENTS IN
  SECURITIES
                -VALUE                 $396,941,276             $266,157,072             $514,299,793
               -COST##                 $328,344,108             $206,828,678             $394,677,438

TOTAL INVESTMENTS IN
  SECURITIES                  106.21%  $396,941,276    103.36%  $266,157,072    109.08%  $514,299,793
Other Assets and
  Liabilities, Net            (6.21)%  (23,191,506)    (3.36)%   (8,643,579)    (9.08)%  (42,822,285)
                           ----------  -----------  ----------  -----------  ----------  -----------
TOTAL NET ASSETS              100.00%  $373,749,770    100.00%  $257,513,493    100.00%  $471,477,508
                           ==========  ===========  ==========  ===========  ==========  ===========

--------------------------------------------------------------------------------

+    NON-INCOME EARNING SECURITIES.
++ REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

## COST FOR FEDERAL
  INCOME TAX PURPOSES IS:              $328,344,108             $206,828,678             $394,677,438
 Net unrealized
   appreciation consists
   of:
 Gross Unrealized
   Appreciation                         77,305,315               67,175,473              136,346,878
 Gross Unrealized
   Depreciation                         (8,708,147)              (7,847,079)             (16,724,523)
                                       -----------              -----------              -----------
 NET UNREALIZED
   APPRECIATION                        $68,597,168              $59,328,394              $119,622,355
                                       ===========              ===========              ===========

The accompanying notes are an integral part of the financial statements.

LifePath Funds
               STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                              LIFEPATH 2000     LIFEPATH 2010
                           MASTER PORTFOLIO  MASTER PORTFOLIO
 ASSETS
 INVESTMENTS:
  In securities, at
    market value
    (see cost below)
    (Note 1)                 $106,531,520      $232,746,736
  Cash                                  0               422
 RECEIVABLES:
  Investments sold                     88         4,946,733
  Dividends and Interest          797,324         1,676,591
 TOTAL ASSETS                 107,328,932       239,370,482

 LIABILITIES
 PAYABLES:
  Investment securities
    purchased                           0                 0
  Collateral for
    securities
    loaned (Note 4)             2,045,280        14,853,557
  Due to BGI (Note 2)              98,631           210,630
 TOTAL LIABILITIES              2,143,911        15,064,187
 TOTAL NET ASSETS            $105,185,021      $224,306,295
 INVESTMENTS AT COST         $101,506,377      $207,368,365

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                  LifePath Funds
STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                              LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                           MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
 ASSETS
 INVESTMENTS:
  In securities, at
    market value
    (see cost below)
    (Note 1)                 $396,941,276      $266,157,072      $514,299,793
  Cash                                975                 0                 0
 RECEIVABLES:
  Investments sold              4,050,461         6,825,504         6,323,726
  Dividends and Interest        1,818,319           893,408         1,021,776
 TOTAL ASSETS                 402,811,031       273,875,984       521,645,295
 LIABILITIES
 PAYABLES:
  Investment securities
    purchased                     884,374           593,613         7,204,663
  Collateral for
    securities
    loaned (Note 4)            27,828,174        15,525,104        42,513,468
  Due to BGI (Note 2)             348,713           243,774           449,656
 TOTAL LIABILITIES             29,061,261        16,362,491        50,167,787
 TOTAL NET ASSETS            $373,749,770      $257,513,493      $471,477,508
 INVESTMENTS AT COST         $328,344,108      $206,828,678      $394,677,438

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LifePath Funds
  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                              LIFEPATH 2000     LIFEPATH 2010
                           MASTER PORTFOLIO  MASTER PORTFOLIO
 INVESTMENT INCOME
  Dividends+                 $    200,251      $    885,027
  Interest++                    2,425,218         3,769,186
 TOTAL INVESTMENT INCOME        2,625,469         4,654,213

 EXPENSES (NOTE 2)
  Advisory Fees                   318,397           676,003
 TOTAL EXPENSES                   318,397           676,003
 NET INVESTMENT INCOME          2,307,072         3,978,210

 REALIZED AND UNREALIZED
         GAIN (LOSS) ON
         INVESTMENTS
  Net realized gain
    (loss) on sale of
    investments                 1,266,502        13,220,474
  Net change in
 unrealized appreciation
    (depreciation) of
    investments                (1,145,884)       (8,153,521)
 NET GAIN (LOSS) ON
  INVESTMENTS                     120,618         5,066,953
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS            $  2,427,690      $  9,045,163

-------------------------------------------------------------
+  NET OF FOREIGN
  WITHHOLDING TAX OF:        $      4,136      $     17,472
++  INTEREST INCOME
  INCLUDES SECURITIES
  LENDING INCOME OF:         $      9,198      $     25,157

The accompanying notes are an integral part of these financial statements.

                                                                  LifePath Funds
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                              LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                           MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
 INVESTMENT INCOME
  Dividends+                 $  2,050,305      $  1,851,342      $  3,762,173
  Interest++                    3,601,034         1,588,991           664,154
 TOTAL INVESTMENT INCOME        5,651,339         3,440,333         4,426,327
 EXPENSES (NOTE 2)
  Advisory Fees                 1,057,954           780,861         1,419,531
 TOTAL EXPENSES                 1,057,954           780,861         1,419,531
 NET INVESTMENT INCOME          4,593,385         2,659,472         3,006,796
 REALIZED AND UNREALIZED
         GAIN (LOSS) ON
         INVESTMENTS
  Net realized gain
    (loss) on sale of
    investments                23,855,929        26,438,411        38,479,075
  Net change in
 unrealized appreciation
    (depreciation) of
    investments               (10,029,585)      (12,474,479)       (5,422,748)
 NET GAIN (LOSS) ON
  INVESTMENTS                  13,826,344        13,963,932        33,056,327
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS            $ 18,419,729      $ 16,623,404      $ 36,063,123

-------------------------------------------------------------
-------------------------------------------------------------
+  NET OF FOREIGN
  WITHHOLDING TAX OF:        $     41,232      $     37,584      $     74,477
++  INTEREST INCOME
  INCLUDES SECURITIES
  LENDING INCOME OF:         $     51,104      $     40,635      $     86,710

The accompanying notes are an integral part of these financial statements.

LifePath Funds
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               LIFEPATH 2000 MASTER PORTFOLIO
                           ----------------------------------
                               FOR THE SIX
                              MONTHS ENDED            FOR THE
                           AUGUST 31, 1999         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 28, 1999
 INCREASE (DECREASE) IN
         NET ASSETS
  Net investment income     $  2,307,072      $  4,542,654
  Net realized gain
    (loss) on sale of
    investments                1,266,502         4,718,618
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments               (1,145,884)       (1,372,957)
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS              2,427,690         7,888,315
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM BENEFICIAL
  INTEREST TRANSACTIONS      (13,983,079)       (7,346,906)
 INCREASE (DECREASE) IN
  NET ASSETS                 (11,555,389)          541,409

 NET ASSETS:
  Beginning net assets       116,740,410       116,199,001
  ENDING NET ASSETS         $105,185,021      $116,740,410

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                  LifePath Funds
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               LIFEPATH 2010 MASTER PORTFOLIO      LIFEPATH 2020 MASTER PORTFOLIO
                           ----------------------------------  ----------------------------------
                               FOR THE SIX                         FOR THE SIX
                              MONTHS ENDED            FOR THE     MONTHS ENDED            FOR THE
                           AUGUST 31, 1999         YEAR ENDED  AUGUST 31, 1999         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 28, 1999      (UNAUDITED)  FEBRUARY 28, 1999
 INCREASE (DECREASE) IN
         NET ASSETS
  Net investment income     $  3,978,210      $  7,047,953      $  4,593,385      $  7,913,106
  Net realized gain
    (loss) on sale of
    investments               13,220,474        13,218,840        23,855,929        24,960,119
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments               (8,153,521)        2,322,667       (10,029,585)        7,187,708
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS              9,045,163        22,589,460        18,419,729        40,060,933
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM BENEFICIAL
  INTEREST TRANSACTIONS      (28,299,930)       12,753,903       (10,833,592)         (168,062)
 INCREASE (DECREASE) IN
  NET ASSETS                 (19,254,767)       35,343,363         7,586,137        39,892,871
 NET ASSETS:
  Beginning net assets       243,561,062       208,217,699       366,163,633       326,270,762
  ENDING NET ASSETS         $224,306,295      $243,561,062      $373,749,770      $366,163,633

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LifePath Funds
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               LIFEPATH 2030 MASTER PORTFOLIO
                           ----------------------------------
                               FOR THE SIX
                              MONTHS ENDED            FOR THE
                           AUGUST 31, 1999         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 28, 1999
 INCREASE (DECREASE) IN
         NET ASSETS
  Net investment income     $  2,659,472      $  4,472,364
  Net realized gain
    (loss) on sale of
    investments               26,438,411        17,728,114
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments              (12,474,479)       10,724,507
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS             16,623,404        32,924,985
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM BENEFICIAL
  INTEREST TRANSACTIONS      (35,940,329)       10,295,060
 INCREASE (DECREASE) IN
  NET ASSETS                 (19,316,925)       43,220,045

 NET ASSETS:
  Beginning net assets       276,830,418       233,610,373
  ENDING NET ASSETS         $257,513,493      $276,830,418

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                  LifePath Funds
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               LIFEPATH 2040 MASTER PORTFOLIO
                           ----------------------------------
                               FOR THE SIX
                              MONTHS ENDED            FOR THE
                           AUGUST 31, 1999         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 28, 1999
 INCREASE (DECREASE) IN
         NET ASSETS
  Net investment income     $  3,006,796      $  5,019,405
  Net realized gain
    (loss) on sale of
    investments               38,479,075        34,827,042
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments               (5,422,748)       23,947,962
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS             36,063,123        63,794,409
 NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM BENEFICIAL
  INTEREST TRANSACTIONS      (57,104,500)       23,995,369
 INCREASE (DECREASE) IN
  NET ASSETS                 (21,041,377)       87,789,778
 NET ASSETS:
  Beginning net assets       492,518,885       404,729,107
  ENDING NET ASSETS         $471,477,508      $492,518,885

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LifePath Funds                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 21, 1993, as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"): the Asset Allocation, Bond Index, Extended Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements contain the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios.
  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION
  Each Master Portfolio covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Other debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         LifePath Funds
----------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

FEDERAL INCOME TAXES
  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.
  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

FUTURES CONTRACTS
  The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid

LifePath Funds                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1999 the Master Portfolios had no open futures contracts outstanding.

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1999 by the Master Portfolios are collateralized by U.S. Government Securities.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.
  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of each Master Portfolio.
  Stephens Inc. ("Stephens"), is the co-administrator, sponsor and placement agent for the Master Portfolios.
  Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1999 these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         LifePath Funds
----------------------------------------------------------------------------

3. INVESTMENT PORTFOLIO TRANSACTIONS
  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1999 were as follows:

                          LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH
AGGREGATE                     2000          2010          2020          2030          2040
PURCHASES                   MASTER        MASTER        MASTER        MASTER        MASTER
AND SALES OF:            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------
U.S. GOVERNMENT
OBLIGATIONS:
Purchases at cost      $34,255,606   $56,553,696   $75,360,951   $24,377,716   $29,067,855
Sales proceeds          32,325,251    50,614,583    54,271,293    19,379,856    19,862,906
------------------------------------------------------------------------------------------
OTHER SECURITIES:
Purchases at cost      $   897,460   $15,855,485   $31,975,454   $12,157,655   $29,215,184
Sales proceeds           5,069,634    29,910,324    52,325,482    55,399,216    91,565,848

4. PORTFOLIO SECURITIES LOANED
  As of August 31, 1999 certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                     SECURITIES             COLLATERAL
--------------------------------------------------------------------------------------
LifePath 2000 Master Portfolio                      $ 2,033,801            $ 2,045,280
LifePath 2010 Master Portfolio                      $14,769,946            $14,853,557
LifePath 2020 Master Portfolio                      $27,613,330            $27,828,174
LifePath 2030 Master Portfolio                      $15,469,354            $15,525,104
LifePath 2040 Master Portfolio                      $42,404,595            $42,513,468

LifePath Funds                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS
  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                       FOR THE SIX
                            MONTHS
                             ENDED         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                        AUGUST 31,      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                              1999    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                       (UNAUDITED)            1999            1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------
LIFEPATH 2000 MASTER
PORTFOLIO                  32%            66%             39%             108%            84%             17%
LIFEPATH 2010 MASTER
PORTFOLIO                  31%            38%             46%              73%            39%             24%
LIFEPATH 2020 MASTER
PORTFOLIO                  29%            36%             41%              61%            49%             28%
LIFEPATH 2030 MASTER
PORTFOLIO                  14%            19%             27%              42%            39%             40%
LIFEPATH 2040 MASTER
PORTFOLIO                  12%            19%             34%              48%            29%              5%

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services, and/or certain other services for the Stagecoach Funds. Barclays Global Fund Advisors ("BGFA") provides investment advisory and sub-advisory services to certain Stagecoach Funds. Each of the Stagecoach LifePath Funds invest in a master portfolio which in turn invests in individual securities. LifePath is a registered trademark of Barclays Global Investors, N.A. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and BGFA are not affiliated with STEPHENS INC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or proceeded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

-C- Stagecoach Funds

STAGECOACH FUNDS-Registered Trademark-
P.O. Box 7066
San Francisco, Ca 94120-7066

DATED MATERIAL
PLEASE EXPEDITE

[RECYCLED LOGO]                                                   SAR003 (10/99)